First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 2.1%
6,277	Axon Enterprise, Inc. (a)	$3,849,684
8,075	General Dynamics Corp.	2,197,369
16,476	HEICO Corp.	4,131,522
42,417	Howmet Aerospace, Inc.	5,878,148
10,517	L3Harris Technologies, Inc.	2,313,950
2,464	Lockheed Martin Corp.	1,177,176
6,448	Northrop Grumman Corp.	3,136,952
8,309	RTX Corp.	1,048,014
1,591	TransDigm Group, Inc.	2,248,195
		25,981,010
	Air Freight & Logistics — 0.8%
18,304	Expeditors International of Washington, Inc.	2,011,793
22,573	FedEx Corp.	4,747,779
30,018	United Parcel Service, Inc., Class B	2,860,715
		9,620,287
	Automobiles — 0.9%
548,633	Ford Motor Co.	5,491,816
117,006	General Motors Co.	5,293,352
		10,785,168
	Banks — 4.1%
79,120	Bank of America Corp.	3,155,306
62,012	Citigroup, Inc.	4,240,381
107,450	Citizens Financial Group, Inc.	3,963,831
84,226	Fifth Third Bancorp	3,027,082
1,781	First Citizens BancShares, Inc., Class A	3,168,648
293,286	Huntington Bancshares, Inc.	4,261,446
22,432	JPMorgan Chase & Co.	5,487,316
24,627	M&T Bank Corp.	4,180,680
18,783	PNC Financial Services Group (The), Inc.	3,018,240
151,940	Regions Financial Corp.	3,101,095
106,980	Truist Financial Corp.	4,101,613
104,269	U.S. Bancorp	4,206,211
61,321	Wells Fargo & Co.	4,354,404
		50,266,253
	Beverages — 0.9%
129,706	Brown-Forman Corp., Class B	4,518,957
30,733	Coca-Cola (The) Co.	2,229,679
32,162	Keurig Dr Pepper, Inc.	1,112,484
37,614	Monster Beverage Corp. (a)	2,261,354
7,340	PepsiCo, Inc.	995,157
		11,117,631
	Biotechnology — 2.2%
16,304	Alnylam Pharmaceuticals, Inc. (a)	4,291,865
Shares	Description	Value

	Biotechnology (Continued)
10,597	Amgen, Inc.	$3,082,879
40,213	Biogen, Inc. (a)	4,868,990
23,349	Natera, Inc. (a)	3,524,065
8,677	Regeneron Pharmaceuticals, Inc.	5,195,440
7,140	United Therapeutics Corp. (a)	2,164,063
6,810	Vertex Pharmaceuticals, Inc. (a)	3,469,695
		26,596,997
	Broadline Retail — 0.8%
5,784	Amazon.com, Inc. (a)	1,066,685
200,740	Coupang, Inc. (a)	4,691,294
64,996	eBay, Inc.	4,430,127
		10,188,106
	Building Products — 1.8%
44,044	Builders FirstSource, Inc. (a)	5,268,984
16,161	Carlisle Cos., Inc.	6,132,776
27,476	Johnson Controls International PLC	2,305,236
1,963	Lennox International, Inc.	1,073,270
15,826	Masco Corp.	959,214
30,824	Owens Corning	4,482,118
3,268	Trane Technologies PLC	1,252,657
		21,474,255
	Capital Markets — 5.9%
4,546	Ameriprise Financial, Inc.	2,141,257
39,366	Bank of New York Mellon (The) Corp.	3,165,420
1,162	Blackrock, Inc.	1,062,370
75,744	Carlyle Group (The), Inc.	2,926,748
19,454	Cboe Global Markets, Inc.	4,314,897
12,446	CME Group, Inc.	3,448,538
10,073	Goldman Sachs Group (The), Inc.	5,515,471
26,585	Interactive Brokers Group, Inc., Class A	4,568,632
61,632	Jefferies Financial Group, Inc.	2,880,063
9,520	KKR & Co., Inc.	1,087,850
16,821	LPL Financial Holdings, Inc.	5,379,188
4,727	Moody’s Corp.	2,141,898
37,732	Morgan Stanley	4,355,028
43,523	Nasdaq, Inc.	3,316,888
55,782	Northern Trust Corp.	5,242,392
15,846	Raymond James Financial, Inc.	2,171,536
132,215	Robinhood Markets, Inc., Class A (a)	6,493,079
4,332	S&P Global, Inc.	2,166,217
49,171	State Street Corp.	4,331,965
59,898	T. Rowe Price Group, Inc.	5,303,968
		72,013,405
	Chemicals — 2.2%
3,732	Air Products and Chemicals, Inc.	1,011,708
70,414	CF Industries Holdings, Inc.	5,518,345

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
17,489	Corteva, Inc.	$1,084,143
126,066	Dow, Inc.	3,856,359
29,473	DuPont de Nemours, Inc.	1,944,923
4,341	Ecolab, Inc.	1,091,458
28,362	International Flavors & Fragrances, Inc.	2,225,283
2,363	Linde PLC	1,070,982
62,532	LyondellBasell Industries N.V., Class A	3,639,988
30,194	PPG Industries, Inc.	3,286,919
19,027	RPM International, Inc.	2,031,132
		26,761,240
	Commercial Services & Supplies — 1.3%
10,710	Cintas Corp.	2,267,093
19,449	Copart, Inc. (a)	1,186,973
22,723	Republic Services, Inc.	5,697,792
61,107	Rollins, Inc.	3,491,043
14,262	Waste Management, Inc.	3,328,180
		15,971,081
	Communications Equipment — 0.5%
35,670	Cisco Systems, Inc.	2,059,229
12,400	F5, Inc. (a)	3,282,776
2,514	Motorola Solutions, Inc.	1,107,141
		6,449,146
	Construction & Engineering — 0.3%
3,415	Comfort Systems USA, Inc.	1,357,633
5,955	EMCOR Group, Inc.	2,386,169
		3,743,802
	Consumer Finance — 1.4%
8,181	American Express Co.	2,179,500
24,553	Capital One Financial Corp.	4,425,924
378,524	SoFi Technologies, Inc. (a)	4,735,335
103,943	Synchrony Financial	5,399,839
		16,740,598
	Consumer Staples Distribution & Retail — 2.6%
5,071	Casey’s General Stores, Inc.	2,345,794
4,654	Costco Wholesale Corp.	4,628,403
37,549	Dollar General Corp.	3,517,966
48,776	Kroger (The) Co.	3,522,115
36,051	Sprouts Farmers Market, Inc. (a)	6,164,721
52,729	Target Corp.	5,098,894
16,813	US Foods Holding Corp. (a)	1,103,942
50,146	Walmart, Inc.	4,876,698
		31,258,533
Shares	Description	Value

	Containers & Packaging — 0.4%
12,368	Avery Dennison Corp.	$2,116,289
16,674	Packaging Corp. of America	3,094,861
		5,211,150
	Distributors — 0.2%
18,476	Genuine Parts Co.	2,171,854
	Diversified Telecommunication Services — 0.8%
155,666	AT&T, Inc.	4,311,948
121,315	Verizon Communications, Inc.	5,345,139
		9,657,087
	Electric Utilities — 3.8%
51,308	Alliant Energy Corp.	3,131,840
30,215	American Electric Power Co., Inc.	3,273,493
36,093	Duke Energy Corp.	4,404,068
74,715	Edison International	3,998,000
51,494	Entergy Corp.	4,282,756
70,878	Eversource Energy	4,215,823
95,534	Exelon Corp.	4,480,545
81,684	FirstEnergy Corp.	3,502,610
15,525	NextEra Energy, Inc.	1,038,312
11,529	NRG Energy, Inc.	1,263,348
121,912	PPL Corp.	4,449,788
35,907	Southern (The) Co.	3,299,494
62,187	Xcel Energy, Inc.	4,396,621
		45,736,698
	Electrical Equipment — 0.5%
20,076	Emerson Electric Co.	2,110,189
10,815	GE Vernova, Inc.	4,010,418
		6,120,607
	Electronic Equipment, Instruments & Components — 1.0%
33,558	Amphenol Corp., Class A	2,582,288
6,868	CDW Corp.	1,102,726
4,423	Teledyne Technologies, Inc. (a)	2,061,251
83,820	Trimble, Inc. (a)	5,208,575
3,895	Zebra Technologies Corp., Class A (a)	974,996
		11,929,836
	Energy Equipment & Services — 1.1%
125,206	Baker Hughes Co.	4,432,292
216,902	Halliburton Co.	4,298,998
131,645	Schlumberger N.V.	4,377,196
		13,108,486
	Entertainment — 2.0%
24,454	Liberty Media Corp.-Liberty Formula One, Class C (a)	2,168,336

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Entertainment (Continued)
33,713	Live Nation Entertainment, Inc. (a)	$4,465,287
5,901	Netflix, Inc. (a)	6,678,280
75,523	ROBLOX Corp., Class A (a)	5,063,817
15,931	Take-Two Interactive Software, Inc. (a)	3,717,021
22,301	Walt Disney (The) Co.	2,028,276
		24,121,017
	Financial Services — 3.4%
48,708	Affirm Holdings, Inc. (a)	2,423,710
8,037	Apollo Global Management, Inc.	1,096,890
10,332	Berkshire Hathaway, Inc., Class B (a)	5,509,539
101,285	Block, Inc. (a)	5,922,134
139,444	Corebridge Financial, Inc.	4,131,726
6,312	Corpay, Inc. (a)	2,053,735
14,737	Fidelity National Information Services, Inc.	1,162,455
19,935	Fiserv, Inc. (a)	3,679,403
56,198	Global Payments, Inc.	4,288,469
4,015	Mastercard, Inc., Class A	2,200,461
132,718	Toast, Inc., Class A (a)	4,722,106
12,561	Visa, Inc., Class A	4,339,826
		41,530,454
	Food Products — 2.4%
114,617	Archer-Daniels-Midland Co.	5,472,962
73,628	General Mills, Inc.	4,177,653
25,740	Hershey (The) Co.	4,303,470
106,712	Hormel Foods Corp.	3,190,689
144,668	Kraft Heinz (The) Co.	4,209,839
13,371	McCormick & Co., Inc.	1,025,021
32,441	Mondelez International, Inc., Class A	2,210,205
68,990	Tyson Foods, Inc., Class A	4,224,947
		28,814,786
	Gas Utilities — 0.3%
21,359	Atmos Energy Corp.	3,430,896
	Ground Transportation — 1.3%
112,186	CSX Corp.	3,149,061
22,316	J.B. Hunt Transport Services, Inc.	2,914,023
9,294	Norfolk Southern Corp.	2,082,321
6,653	Old Dominion Freight Line, Inc.	1,019,772
45,316	Uber Technologies, Inc. (a)	3,671,049
9,318	Union Pacific Corp.	2,009,520
10,231	XPO, Inc. (a)	1,085,714
		15,931,460
Shares	Description	Value

	Health Care Equipment & Supplies — 3.0%
33,187	Abbott Laboratories	$4,339,200
13,856	Align Technology, Inc. (a)	2,401,245
4,805	Becton Dickinson & Co.	995,067
54,549	Boston Scientific Corp. (a)	5,611,456
13,047	Cooper (The) Cos., Inc. (a)	1,065,549
27,272	GE HealthCare Technologies, Inc.	1,918,040
71,268	Hologic, Inc. (a)	4,147,798
16,763	Insulet Corp. (a)	4,229,137
4,445	Intuitive Surgical, Inc. (a)	2,292,731
24,495	Medtronic PLC	2,076,196
4,856	STERIS PLC	1,091,337
5,914	Stryker Corp.	2,211,363
38,896	Zimmer Biomet Holdings, Inc.	4,008,233
		36,387,352
	Health Care Providers & Services — 2.3%
90,640	Centene Corp. (a)	5,424,804
3,345	Cigna Group (The)	1,137,434
64,978	CVS Health Corp.	4,334,682
7,591	Elevance Health, Inc.	3,192,623
6,370	HCA Healthcare, Inc.	2,198,160
8,319	Humana, Inc.	2,181,574
9,457	Labcorp Holdings, Inc.	2,279,232
10,024	Molina Healthcare, Inc. (a)	3,277,948
19,513	Quest Diagnostics, Inc.	3,477,607
		27,504,064
	Health Care REITs — 0.8%
35,691	Alexandria Real Estate Equities, Inc.	2,593,308
48,017	Ventas, Inc.	3,365,031
28,733	Welltower, Inc.	4,384,369
		10,342,708
	Health Care Technology — 0.2%
9,503	Veeva Systems, Inc., Class A (a)	2,220,756
	Hotels, Restaurants & Leisure — 2.6%
717	Booking Holdings, Inc.	3,656,184
169,056	Carnival Corp. (a)	3,100,487
5,297	Darden Restaurants, Inc.	1,062,790
4,790	Domino’s Pizza, Inc.	2,348,872
30,108	DoorDash, Inc., Class A (a)	5,807,532
26,188	Expedia Group, Inc.	4,109,683
4,836	Hilton Worldwide Holdings, Inc.	1,090,421
4,621	Marriott International, Inc., Class A	1,102,478
3,523	McDonald’s Corp.	1,126,127
21,428	Royal Caribbean Cruises Ltd.	4,605,092

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
11,220	Starbucks Corp.	$898,161
20,981	Yum! Brands, Inc.	3,156,382
		32,064,209
	Household Durables — 2.2%
43,285	D.R. Horton, Inc.	5,468,627
25,343	Garmin Ltd.	4,735,846
47,942	Lennar Corp., Class A	5,206,981
760	NVR, Inc. (a)	5,415,570
53,529	PulteGroup, Inc.	5,491,005
		26,318,029
	Household Products — 0.3%
11,746	Colgate-Palmolive Co.	1,082,864
7,738	Kimberly-Clark Corp.	1,019,713
6,458	Procter & Gamble (The) Co.	1,049,877
		3,152,454
	Independent Power and Renewable Electricity Producers — 0.4%
37,485	Vistra Corp.	4,859,180
	Industrial Conglomerates — 0.2%
7,494	3M Co.	1,040,991
5,198	Honeywell International, Inc.	1,094,179
		2,135,170
	Industrial REITs — 0.2%
19,690	Prologis, Inc.	2,012,318
	Insurance — 6.5%
29,694	Aflac, Inc.	3,227,144
15,944	Allstate (The) Corp.	3,163,130
50,636	American International Group, Inc.	4,127,847
11,030	Aon PLC, Class A	3,913,334
57,214	Arch Capital Group Ltd.	5,188,165
9,563	Arthur J. Gallagher & Co.	3,066,758
44,234	Brown & Brown, Inc.	4,892,280
10,933	Chubb Ltd.	3,127,713
37,251	Cincinnati Financial Corp.	5,185,712
2,626	Erie Indemnity Co., Class A	941,736
12,116	Everest Group Ltd.	4,347,584
33,822	Fidelity National Financial, Inc.	2,166,299
35,579	Hartford Insurance Group (The), Inc.	4,364,476
47,897	Loews Corp.	4,158,896
2,943	Markel Group, Inc. (a)	5,352,140
18,039	Marsh & McLennan Cos., Inc.	4,067,253
27,415	MetLife, Inc.	2,066,269
26,088	Principal Financial Group, Inc.	1,934,425
19,444	Progressive (The) Corp.	5,478,153
Shares	Description	Value

	Insurance (Continued)
19,709	Prudential Financial, Inc.	$2,024,311
5,589	Reinsurance Group of America, Inc.	1,046,876
16,646	Travelers (The) Cos., Inc.	4,396,708
15,465	W.R. Berkley Corp.	1,108,686
		79,345,895
	Interactive Media & Services — 0.5%
3,818	Meta Platforms, Inc., Class A	2,096,082
35,502	Pinterest, Inc., Class A (a)	898,910
31,475	Reddit, Inc., Class A (a)	3,669,041
		6,664,033
	IT Services — 3.3%
3,527	Accenture PLC, Class A	1,055,102
54,686	Akamai Technologies, Inc. (a)	4,406,598
39,066	Cloudflare, Inc., Class A (a)	4,718,392
71,932	Cognizant Technology Solutions Corp., Class A	5,292,037
18,328	GoDaddy, Inc., Class A (a)	3,451,712
13,278	International Business Machines Corp.	3,210,886
41,839	Okta, Inc. (a)	4,692,662
15,060	Snowflake, Inc., Class A (a)	2,401,920
56,203	Twilio, Inc., Class A (a)	5,435,392
21,675	VeriSign, Inc. (a)	6,114,951
		40,779,652
	Life Sciences Tools & Services — 0.8%
339,468	Avantor, Inc. (a)	4,409,689
5,369	Danaher Corp.	1,070,203
12,485	IQVIA Holdings, Inc. (a)	1,936,049
10,403	Revvity, Inc.	971,952
2,211	Thermo Fisher Scientific, Inc.	948,519
		9,336,412
	Machinery — 2.3%
3,511	Cummins, Inc.	1,031,672
4,690	Deere & Co.	2,174,096
31,324	Dover Corp.	5,345,441
30,078	Fortive Corp.	2,096,136
12,164	IDEX Corp.	2,116,171
21,329	Otis Worldwide Corp.	2,053,343
56,514	PACCAR, Inc.	5,098,128
13,062	Snap-on, Inc.	4,098,986
18,207	Westinghouse Air Brake Technologies Corp.	3,363,561
9,213	Xylem, Inc.	1,110,812
		28,488,346
	Media — 1.6%
8,959	Charter Communications, Inc., Class A (a)	3,510,674

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Media (Continued)
149,128	Comcast Corp., Class A	$5,100,178
77,778	Fox Corp., Class A	3,872,567
161,728	News Corp., Class A	4,386,063
39,821	Omnicom Group, Inc.	3,032,767
		19,902,249
	Metals & Mining — 1.9%
58,139	Freeport-McMoRan, Inc.	2,094,748
113,977	Newmont Corp.	6,004,308
45,726	Nucor Corp.	5,458,313
15,246	Reliance, Inc.	4,394,354
43,994	Steel Dynamics, Inc.	5,706,462
		23,658,185
	Multi-Utilities — 2.2%
32,885	Ameren Corp.	3,263,508
91,131	CenterPoint Energy, Inc.	3,534,060
29,305	CMS Energy Corp.	2,158,313
39,808	Consolidated Edison, Inc.	4,488,352
58,886	Dominion Energy, Inc.	3,202,221
23,878	DTE Energy Co.	3,271,286
82,357	NiSource, Inc.	3,220,982
13,373	Public Service Enterprise Group, Inc.	1,068,904
20,198	WEC Energy Group, Inc.	2,212,085
		26,419,711
	Oil, Gas & Consumable Fuels — 6.2%
14,268	Cheniere Energy, Inc.	3,297,477
32,893	Chevron Corp.	4,475,422
52,397	ConocoPhillips	4,669,621
190,408	Coterra Energy, Inc.	4,676,420
147,133	Devon Energy Corp.	4,474,315
34,419	Diamondback Energy, Inc.	4,543,652
42,910	EOG Resources, Inc.	4,734,260
41,196	EQT Corp.	2,036,730
46,269	Exxon Mobil Corp.	4,887,394
115,727	Kinder Morgan, Inc.	3,043,620
30,216	Marathon Petroleum Corp.	4,151,981
111,482	Occidental Petroleum Corp.	4,393,506
55,461	ONEOK, Inc.	4,556,676
26,739	Phillips 66	2,782,460
27,450	Targa Resources Corp.	4,691,205
4,153	Texas Pacific Land Corp.	5,352,677
41,666	Valero Energy Corp.	4,837,006
73,665	Williams (The) Cos., Inc.	4,314,559
		75,918,981
Shares	Description	Value

	Passenger Airlines — 0.6%
98,322	Southwest Airlines Co.	$2,749,083
63,754	United Airlines Holdings, Inc. (a)	4,387,550
		7,136,633
	Pharmaceuticals — 1.0%
2,666	Eli Lilly & Co.	2,396,601
6,637	Johnson & Johnson	1,037,429
49,044	Merck & Co., Inc.	4,178,549
173,727	Pfizer, Inc.	4,240,676
		11,853,255
	Professional Services — 1.7%
7,204	Automatic Data Processing, Inc.	2,165,522
21,047	Booz Allen Hamilton Holding Corp.	2,526,061
9,077	Broadridge Financial Solutions, Inc.	2,200,265
9,104	Jacobs Solutions, Inc.	1,127,075
32,623	Leidos Holdings, Inc.	4,801,453
14,267	Paychex, Inc.	2,098,961
26,351	SS&C Technologies Holdings, Inc.	1,992,136
11,093	Verisk Analytics, Inc.	3,288,298
		20,199,771
	Real Estate Management & Development — 0.2%
32,104	Zillow Group, Inc., Class C (a)	2,161,562
	Residential REITs — 0.4%
7,180	Essex Property Trust, Inc.	2,004,297
31,580	Invitation Homes, Inc.	1,079,720
13,136	Mid-America Apartment Communities, Inc.	2,097,163
		5,181,180
	Retail REITs — 0.3%
103,632	Kimco Realty Corp.	2,070,567
18,972	Realty Income Corp.	1,097,720
		3,168,287
	Semiconductors & Semiconductor Equipment — 2.4%
22,752	Applied Materials, Inc.	3,428,954
6,573	Broadcom, Inc.	1,265,105
1,619	KLA Corp.	1,137,655
30,277	Lam Research Corp.	2,169,953
63,330	Micron Technology, Inc.	4,873,244
17,372	NXP Semiconductors N.V.	3,201,833
135,237	ON Semiconductor Corp. (a)	5,368,909
28,659	QUALCOMM, Inc.	4,254,715
39,972	Teradyne, Inc.	2,966,322
		28,666,690

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software — 4.0%
12,461	AppLovin Corp., Class A (a)	$3,355,872
9,364	Crowdstrike Holdings, Inc., Class A (a)	4,015,939
40,561	Docusign, Inc. (a)	3,315,862
597	Fair Isaac Corp. (a)	1,187,839
34,300	Fortinet, Inc. (a)	3,558,968
41,468	Gen Digital, Inc.	1,072,777
23,496	Guidewire Software, Inc. (a)	4,811,276
1,793	Intuit, Inc.	1,125,054
3,818	MicroStrategy, Inc., Class A (a)	1,451,260
47,296	Nutanix, Inc., Class A (a)	3,249,235
65,199	Palantir Technologies, Inc., Class A (a)	7,722,169
6,449	Palo Alto Networks, Inc. (a)	1,205,511
5,600	Roper Technologies, Inc.	3,136,448
3,786	Tyler Technologies, Inc. (a)	2,056,934
44,756	Zoom Communications, Inc. (a)	3,470,380
16,640	Zscaler, Inc. (a)	3,763,469
		48,498,993
	Specialized REITs — 0.3%
5,058	American Tower Corp.	1,140,124
7,411	Extra Space Storage, Inc.	1,085,859
33,739	VICI Properties, Inc.	1,080,323
		3,306,306
	Specialty Retail — 2.9%
1,444	AutoZone, Inc. (a)	5,433,194
44,854	Best Buy Co., Inc.	2,991,313
4,618	Burlington Stores, Inc. (a)	1,039,235
26,319	Carvana Co. (a)	6,431,048
3,003	Home Depot (The), Inc.	1,082,552
4,720	Lowe’s Cos., Inc.	1,055,203
3,841	O’Reilly Automotive, Inc. (a)	5,435,783
17,225	Ross Stores, Inc.	2,394,275
27,108	TJX (The) Cos., Inc.	3,488,257
19,973	Tractor Supply Co.	1,011,033
12,009	Ulta Beauty, Inc. (a)	4,751,241
		35,113,134
	Technology Hardware, Storage & Peripherals — 1.5%
12,074	Dell Technologies, Inc., Class C	1,107,910
356,629	Hewlett Packard Enterprise Co.	5,784,523
39,745	HP, Inc.	1,016,280
25,910	Seagate Technology Holdings PLC	2,358,587
64,284	Super Micro Computer, Inc. (a)	2,048,088
136,107	Western Digital Corp. (a)	5,969,653
		18,285,041
Shares	Description	Value

	Textiles, Apparel & Luxury Goods — 0.6%
34,674	NIKE, Inc., Class B	$1,955,614
78,153	Tapestry, Inc.	5,521,509
		7,477,123
	Tobacco — 0.8%
73,347	Altria Group, Inc.	4,338,475
34,668	Philip Morris International, Inc.	5,940,708
		10,279,183
	Trading Companies & Distributors — 0.2%
14,191	Fastenal Co.	1,149,045
1,114	W.W. Grainger, Inc.	1,141,082
		2,290,127
	Water Utilities — 0.1%
7,461	American Water Works Co., Inc.	1,096,842
	Wireless Telecommunication Services — 0.4%
20,632	T-Mobile US, Inc.	5,095,072
	Total Common Stocks	1,214,050,746
	(Cost $1,091,074,093)
MONEY MARKET FUNDS — 0.1%
1,311,515	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.18% (b)	1,311,515
	(Cost $1,311,515)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$700	JPMorgan Chase & Co., 4.37% (b), dated 04/30/25, due 05/01/25, with a maturity value of $700. Collateralized by U.S. Treasury Securities, interest rates of 3.75% to 3.88%, due 04/30/30 to 05/31/30. The value of the collateral including accrued interest is $714. (c)	700
	(Cost $700)

	Total Investments — 100.0%	1,215,362,961
	(Cost $1,092,386,308)
	Net Other Assets and Liabilities — 0.0%	20,200
	Net Assets — 100.0%	$1,215,383,161

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2025.
(c)	This security serves as collateral for securities on loan.

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,214,050,746	$ 1,214,050,746	$ —	$ —
Money Market Funds	1,311,515	1,311,515	—	—
Repurchase Agreements	700	—	700	—
Total Investments	$1,215,362,961	$1,215,362,261	$700	$—

*	See Portfolio of Investments for industry breakout.

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 2.3%
8,171	BWX Technologies, Inc.	$891,620
5,081	Curtiss-Wright Corp.	1,752,386
15,801	Huntington Ingalls Industries, Inc.	3,639,602
108,595	Kratos Defense & Security Solutions, Inc. (a)	3,668,882
122,574	Leonardo DRS, Inc.	4,530,335
4,650	Moog, Inc., Class A	777,712
135,242	Rocket Lab USA, Inc. (a)	2,946,923
33,469	Textron, Inc.	2,355,214
17,667	Woodward, Inc.	3,313,799
		23,876,473
	Air Freight & Logistics — 0.2%
61,876	GXO Logistics, Inc. (a)	2,242,386
	Automobile Components — 1.6%
67,735	Aptiv PLC (a)	3,864,959
112,537	BorgWarner, Inc.	3,193,800
20,061	Dorman Products, Inc. (a)	2,272,911
172,971	Gentex Corp.	3,767,309
45,684	Lear Corp.	3,917,403
		17,016,382
	Automobiles — 0.5%
129,485	Rivian Automotive, Inc., Class A (a) (b)	1,768,765
42,530	Thor Industries, Inc.	3,080,023
		4,848,788
	Banks — 7.3%
42,003	Ameris Bancorp	2,461,376
35,777	Associated Banc-Corp.	789,241
37,478	Axos Financial, Inc. (a)	2,379,103
22,011	BancFirst Corp.	2,593,336
92,756	Bank OZK	3,951,406
23,218	BOK Financial Corp.	2,163,221
106,198	Cadence Bank	3,107,354
96,958	Columbia Banking System, Inc.	2,173,798
40,944	Comerica, Inc.	2,200,740
25,906	Commerce Bancshares, Inc.	1,573,530
19,314	Cullen/Frost Bankers, Inc.	2,249,502
35,920	East West Bancorp, Inc.	3,072,956
49,149	Eastern Bankshares, Inc.	733,303
67,320	First Financial Bankshares, Inc.	2,255,893
124,518	First Horizon Corp.	2,251,285
179,787	FNB Corp.	2,353,412
18,228	Glacier Bancorp, Inc.	742,973
46,103	Hancock Whitney Corp.	2,401,505
85,537	Home BancShares, Inc.	2,373,652
51,128	International Bancshares Corp.	3,120,853
Shares	Description	Value

	Banks (Continued)
152,155	Old National Bancorp	$3,132,871
30,405	Pinnacle Financial Partners, Inc.	3,047,797
26,179	Popular, Inc.	2,498,000
33,882	Prosperity Bancshares, Inc.	2,300,588
39,033	ServisFirst Bancshares, Inc.	2,779,930
8,684	SouthState Corp.	753,598
34,490	Synovus Financial Corp.	1,494,107
7,973	UMB Financial Corp.	754,007
69,747	United Bankshares, Inc.	2,391,625
85,963	United Community Banks, Inc.	2,373,438
272,006	Valley National Bancorp	2,339,252
46,908	Webster Financial Corp.	2,218,748
31,474	Western Alliance Bancorp	2,194,053
14,334	Wintrust Financial Corp.	1,593,511
48,498	Zions Bancorp N.A.	2,180,955
		77,000,919
	Beverages — 0.9%
22,629	Celsius Holdings, Inc. (a)	791,110
2,985	Coca-Cola Consolidated, Inc.	4,047,093
66,210	Molson Coors Beverage Co., Class B	3,809,061
19,404	National Beverage Corp.	861,538
		9,508,802
	Biotechnology — 2.5%
73,232	Alkermes PLC (a)	2,106,885
22,805	BioMarin Pharmaceutical, Inc. (a)	1,452,450
18,214	Blueprint Medicines Corp. (a)	1,630,153
116,581	Bridgebio Pharma, Inc. (a)	4,472,047
109,161	Exelixis, Inc. (a)	4,273,653
63,160	Halozyme Therapeutics, Inc. (a)	3,879,287
21,131	Insmed, Inc. (a)	1,521,432
13,412	Krystal Biotech, Inc. (a)	2,278,431
102,212	TG Therapeutics, Inc. (a)	4,651,668
		26,266,006
	Broadline Retail — 1.1%
11,254	Dillard’s, Inc., Class A	3,901,312
17,084	Etsy, Inc. (a)	742,812
320,878	Macy’s, Inc.	3,664,427
34,636	Ollie’s Bargain Outlet Holdings, Inc. (a)	3,675,226
		11,983,777
	Building Products — 1.4%
24,664	A.O. Smith Corp.	1,673,699
14,837	Advanced Drainage Systems, Inc.	1,683,851
6,179	Allegion PLC	860,117
22,886	Armstrong World Industries, Inc.	3,318,928
39,720	Fortune Brands Innovations, Inc.	2,137,730
10,262	Simpson Manufacturing Co., Inc.	1,577,167

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Building Products (Continued)
13,873	Trex Co., Inc. (a)	$802,137
30,121	UFP Industries, Inc.	2,977,461
		15,031,090
	Capital Markets — 3.8%
23,985	Affiliated Managers Group, Inc.	3,972,636
4,036	Evercore, Inc., Class A	828,550
125,617	Franklin Resources, Inc.	2,356,575
212,957	Golub Capital BDC, Inc.	3,049,544
16,265	Hamilton Lane, Inc., Class A	2,512,780
14,973	Houlihan Lokey, Inc.	2,426,824
265,671	Invesco Ltd.	3,700,797
18,615	Lazard, Inc.	724,124
57,004	Main Street Capital Corp. (b)	3,053,134
3,726	MarketAxess Holdings, Inc.	825,644
2,688	Morningstar, Inc.	765,327
3,255	Piper Sandler Cos.	784,846
23,383	PJT Partners, Inc., Class A	3,313,605
31,150	SEI Investments Co.	2,438,733
46,298	StepStone Group, Inc., Class A	2,315,363
17,103	Stifel Financial Corp.	1,465,556
27,146	Tradeweb Markets, Inc., Class A	3,754,292
27,857	Victory Capital Holdings, Inc., Class A	1,595,928
		39,884,258
	Chemicals — 2.5%
86,765	Avient Corp.	2,890,142
48,601	Axalta Coating Systems Ltd. (a)	1,579,533
4,855	Balchem Corp.	760,050
38,780	Cabot Corp.	3,045,781
45,741	Eastman Chemical Co.	3,522,057
71,300	Element Solutions, Inc.	1,455,233
76,420	FMC Corp.	3,203,526
119,370	Mosaic (The) Co.	3,628,848
5,692	NewMarket Corp.	3,502,288
32,232	Westlake Corp.	2,979,204
		26,566,662
	Commercial Services & Supplies — 0.7%
28,914	Casella Waste Systems, Inc., Class A (a)	3,395,949
4,089	Clean Harbors, Inc. (a)	874,801
110,380	GEO Group (The), Inc. (a)	3,452,686
		7,723,436
	Communications Equipment — 0.1%
12,930	Lumentum Holdings, Inc. (a)	763,387
	Construction & Engineering — 1.9%
17,384	AECOM	1,714,932
Shares	Description	Value

	Construction & Engineering (Continued)
22,540	API Group Corp. (a)	$852,688
20,904	Arcosa, Inc.	1,673,783
10,582	Dycom Industries, Inc. (a)	1,773,014
112,514	Fluor Corp. (a)	3,925,614
14,646	IES Holdings, Inc. (a)	2,880,575
13,813	MasTec, Inc. (a)	1,758,671
56,161	Primoris Services Corp.	3,367,975
5,649	Valmont Industries, Inc.	1,656,400
		19,603,652
	Construction Materials — 0.2%
17,871	Knife River Corp. (a)	1,668,794
	Consumer Finance — 1.4%
88,407	Ally Financial, Inc.	2,887,373
26,797	FirstCash Holdings, Inc.	3,589,726
49,471	OneMain Holdings, Inc.	2,328,600
137,223	SLM Corp.	3,967,117
35,022	Upstart Holdings, Inc. (a)	1,674,051
		14,446,867
	Consumer Staples Distribution & Retail — 0.5%
109,965	Albertsons Cos., Inc., Class A	2,417,031
60,620	Maplebear, Inc. (a)	2,418,132
10,252	Performance Food Group Co. (a)	826,926
		5,662,089
	Containers & Packaging — 0.9%
5,432	AptarGroup, Inc.	814,529
9,031	Crown Holdings, Inc.	869,956
124,198	Graphic Packaging Holding Co.	3,143,451
27,891	Sealed Air Corp.	768,676
31,535	Silgan Holdings, Inc.	1,628,783
51,188	Sonoco Products Co.	2,098,708
		9,324,103
	Distributors — 0.3%
75,791	LKQ Corp.	2,895,974
	Diversified Consumer Services — 2.3%
396,091	ADT, Inc.	3,176,650
40,046	Adtalem Global Education, Inc. (a)	4,252,885
25,379	Bright Horizons Family Solutions, Inc. (a)	3,183,034
10,382	Duolingo, Inc. (a)	4,043,582
20,980	Frontdoor, Inc. (a)	862,488
18,635	Grand Canyon Education, Inc. (a)	3,323,925

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Consumer Services (Continued)
14,679	H&R Block, Inc.	$886,171
31,857	Stride, Inc. (a)	4,531,658
		24,260,393
	Diversified REITs — 0.3%
49,391	Essential Properties Realty Trust, Inc.	1,588,908
25,545	WP Carey, Inc.	1,595,030
		3,183,938
	Diversified Telecommunication Services — 0.1%
205,623	Lumen Technologies, Inc. (a)	727,905
	Electric Utilities — 1.4%
46,762	Evergy, Inc.	3,231,254
13,871	IDACORP, Inc.	1,638,026
52,614	OGE Energy Corp.	2,387,623
25,387	Pinnacle West Capital Corp.	2,416,335
72,291	Portland General Electric Co.	3,044,897
45,215	TXNM Energy, Inc.	2,405,438
		15,123,573
	Electrical Equipment — 1.1%
9,182	Acuity, Inc.	2,236,827
163,997	Bloom Energy Corp., Class A (a)	3,004,425
12,728	Generac Holdings, Inc. (a)	1,455,829
76,511	NEXTracker, Inc., Class A (a)	3,107,112
21,240	Regal Rexnord Corp.	2,248,041
		12,052,234
	Electronic Equipment, Instruments & Components — 2.3%
31,053	Arrow Electronics, Inc. (a)	3,458,062
83,806	Avnet, Inc.	3,938,044
4,237	Badger Meter, Inc.	935,614
8,040	Belden, Inc.	829,004
12,413	Coherent Corp. (a)	798,404
10,748	Insight Enterprises, Inc. (a)	1,486,234
30,776	Itron, Inc. (a)	3,425,061
4,097	Littelfuse, Inc.	746,924
31,743	Sanmina Corp. (a)	2,437,545
31,014	TD SYNNEX Corp.	3,436,351
73,612	Vontier Corp.	2,341,598
		23,832,841
	Energy Equipment & Services — 1.2%
122,873	Archrock, Inc.	2,891,202
108,049	Kodiak Gas Services, Inc.	3,674,747
264,799	NOV, Inc.	3,074,316
75,260	Weatherford International PLC	3,115,764
		12,756,029
Shares	Description	Value

	Entertainment — 0.9%
8,279	Madison Square Garden Sports Corp. (a)	$1,594,287
34,329	Roku, Inc. (a)	2,340,551
26,374	TKO Group Holdings, Inc.	4,296,588
51,422	Warner Music Group Corp., Class A	1,565,800
		9,797,226
	Financial Services — 2.8%
115,977	Enact Holdings, Inc.	4,150,817
69,824	Essent Group Ltd.	3,975,080
15,087	Euronet Worldwide, Inc. (a)	1,495,122
8,828	Jack Henry & Associates, Inc.	1,531,040
38,484	Jackson Financial, Inc., Class A	2,998,289
162,640	MGIC Investment Corp.	4,051,362
16,104	PennyMac Financial Services, Inc.	1,569,174
121,870	Radian Group, Inc.	3,892,528
155,009	Remitly Global, Inc. (a)	3,134,282
19,729	Shift4 Payments, Inc., Class A (a) (b)	1,613,832
23,792	Voya Financial, Inc.	1,408,486
		29,820,012
	Food Products — 2.4%
52,738	Bunge Global S.A.	4,151,535
44,337	Cal-Maine Foods, Inc.	4,139,746
40,383	Campbell’s (The) Co.	1,472,364
60,446	Conagra Brands, Inc.	1,493,621
129,008	Darling Ingredients, Inc. (a)	4,152,767
127,204	Flowers Foods, Inc.	2,237,518
23,846	Ingredion, Inc.	3,167,226
9,212	Lancaster Colony Corp.	1,499,529
27,709	Post Holdings, Inc. (a)	3,135,828
		25,450,134
	Gas Utilities — 1.3%
49,289	New Jersey Resources Corp.	2,412,204
42,654	ONE Gas, Inc.	3,348,765
33,679	Southwest Gas Holdings, Inc.	2,431,960
30,903	Spire, Inc.	2,365,316
97,496	UGI Corp.	3,196,894
		13,755,139
	Ground Transportation — 0.9%
74,136	Knight-Swift Transportation Holdings, Inc.	2,903,907
5,367	Landstar System, Inc.	719,983
22,419	Ryder System, Inc.	3,086,424
40,860	U-Haul Holding Co.	2,239,128
		8,949,442

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies — 1.8%
33,034	Globus Medical, Inc., Class A (a)	$2,370,850
5,804	ICU Medical, Inc. (a)	792,768
6,830	Integer Holdings Corp. (a)	862,697
33,034	Lantheus Holdings, Inc. (a)	3,446,768
14,515	Masimo Corp. (a)	2,336,334
30,500	Merit Medical Systems, Inc. (a)	2,880,725
15,071	Penumbra, Inc. (a)	4,413,392
10,600	Solventum Corp. (a)	700,872
5,833	Teleflex, Inc.	799,413
		18,603,819
	Health Care Providers & Services — 4.0%
132,923	Acadia Healthcare Co., Inc. (a)	3,110,398
222,788	BrightSpring Health Services, Inc. (a)	3,905,474
1,310	Chemed Corp.	761,778
21,597	CorVel Corp. (a)	2,348,890
26,347	DaVita, Inc. (a)	3,729,418
39,793	Encompass Health Corp.	4,655,383
18,687	Ensign Group (The), Inc.	2,410,436
94,606	Guardant Health, Inc. (a)	4,468,241
27,364	HealthEquity, Inc. (a)	2,345,642
23,538	Henry Schein, Inc. (a)	1,529,264
136,387	Hims & Hers Health, Inc. (a)	4,514,410
23,062	Option Care Health, Inc. (a)	745,133
29,965	Tenet Healthcare Corp. (a)	4,283,497
21,449	Universal Health Services, Inc., Class B	3,797,974
		42,605,938
	Health Care REITs — 0.8%
106,409	American Healthcare REIT, Inc.	3,434,883
28,203	CareTrust REIT, Inc.	825,502
95,390	Healthcare Realty Trust, Inc.	1,481,407
39,864	Healthpeak Properties, Inc.	711,174
21,167	Omega Healthcare Investors, Inc.	826,571
92,277	Sabra Health Care REIT, Inc.	1,647,144
		8,926,681
	Health Care Technology — 0.4%
69,451	Doximity, Inc., Class A (a)	3,950,373
	Hotels, Restaurants & Leisure — 3.4%
46,701	Aramark	1,561,214
48,977	Boyd Gaming Corp.	3,386,270
27,040	Brinker International, Inc. (a)	3,631,472
96,726	Caesars Entertainment, Inc. (a)	2,617,406
12,141	Choice Hotels International, Inc. (b)	1,531,101
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
52,222	Dutch Bros, Inc., Class A (a)	$3,119,742
222,051	Global Business Travel Group I (a)	1,489,962
21,547	Hilton Grand Vacations, Inc. (a)	724,626
133,451	Life Time Group Holdings, Inc. (a)	4,091,608
9,307	Light & Wonder, Inc. (a)	794,632
81,584	MGM Resorts International (a)	2,566,633
42,513	Norwegian Cruise Line Holdings Ltd. (a)	681,483
33,373	Planet Fitness, Inc., Class A (a)	3,156,752
14,512	Texas Roadhouse, Inc.	2,408,412
5,037	Vail Resorts, Inc.	701,150
17,811	Wyndham Hotels & Resorts, Inc.	1,519,278
19,306	Wynn Resorts Ltd.	1,550,465
		35,532,206
	Household Durables — 2.5%
3,102	Cavco Industries, Inc. (a)	1,531,923
8,506	Champion Homes, Inc. (a)	735,769
9,402	Installed Building Products, Inc.	1,559,134
69,343	KB Home	3,746,602
56,860	Meritage Homes Corp.	3,874,440
35,297	Mohawk Industries, Inc. (a)	3,753,836
130,007	Newell Brands, Inc.	621,433
67,125	Taylor Morrison Home Corp. (a)	3,849,619
38,168	Toll Brothers, Inc.	3,850,006
7,929	TopBuild Corp. (a)	2,345,081
		25,867,843
	Household Products — 0.3%
135,129	Reynolds Consumer Products, Inc.	3,107,967
	Independent Power and Renewable Electricity Producers — 0.8%
259,596	AES (The) Corp.	2,595,960
22,780	Ormat Technologies, Inc.	1,653,828
20,184	Talen Energy Corp. (a)	4,341,175
		8,590,963
	Industrial REITs — 0.4%
4,576	EastGroup Properties, Inc.	747,810
29,875	First Industrial Realty Trust, Inc.	1,421,452
44,632	STAG Industrial, Inc.	1,474,195
12,750	Terreno Realty Corp.	718,208
		4,361,665
	Insurance — 4.3%
12,274	American Financial Group, Inc.	1,554,625
7,686	Assurant, Inc.	1,481,400
36,597	Assured Guaranty Ltd.	3,210,655
32,165	Axis Capital Holdings Ltd.	3,098,133
58,059	CNO Financial Group, Inc.	2,202,758

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
12,282	First American Financial Corp.	$746,868
18,358	Globe Life, Inc.	2,264,276
9,268	Hanover Insurance Group (The), Inc.	1,539,415
36,173	Kemper Corp.	2,138,548
4,969	Kinsale Capital Group, Inc.	2,162,807
112,232	Lincoln National Corp.	3,576,834
61,655	Old Republic International Corp.	2,318,228
11,332	Primerica, Inc.	2,969,777
16,792	RenaissanceRe Holdings Ltd.	4,062,488
30,103	RLI Corp.	2,227,923
54,558	Ryan Specialty Holdings, Inc.	3,574,095
8,805	Selective Insurance Group, Inc.	768,060
39,580	Unum Group	3,073,783
1,256	White Mountains Insurance Group Ltd.	2,219,917
		45,190,590
	Interactive Media & Services — 0.1%
25,835	Match Group, Inc.	766,266
	IT Services — 1.1%
51,161	ASGN, Inc. (a)	2,577,491
189,102	DXC Technology Co. (a)	2,934,863
14,322	EPAM Systems, Inc. (a)	2,247,265
102,681	Kyndryl Holdings, Inc. (a)	3,328,918
		11,088,537
	Leisure Products — 0.6%
11,740	Acushnet Holdings Corp.	777,423
44,905	Brunswick Corp.	2,067,875
13,109	Hasbro, Inc.	811,447
165,938	Mattel, Inc. (a)	2,636,755
		6,293,500
	Life Sciences Tools & Services — 0.1%
2,645	Medpace Holdings, Inc. (a)	815,692
	Machinery — 2.9%
16,850	Allison Transmission Holdings, Inc.	1,554,244
11,167	Chart Industries, Inc. (a)	1,507,322
5,262	Crane Co.	847,077
12,020	Donaldson Co., Inc.	790,075
4,982	Enpro, Inc.	744,311
13,838	Esab Corp.	1,662,220
16,504	Flowserve Corp.	746,476
17,172	Franklin Electric Co., Inc.	1,458,933
6,241	ITT, Inc.	855,142
4,785	Kadant, Inc.	1,411,575
4,261	Lincoln Electric Holdings, Inc.	750,788
10,607	Middleby (The) Corp. (a)	1,414,443
Shares	Description	Value

	Machinery (Continued)
42,346	Mueller Industries, Inc.	$3,114,972
3,996	Nordson Corp.	757,522
42,839	Oshkosh Corp.	3,588,195
5,010	RBC Bearings, Inc. (a)	1,646,136
6,259	SPX Technologies, Inc. (a)	839,645
20,969	Stanley Black & Decker, Inc.	1,258,559
44,862	Timken (The) Co.	2,882,383
22,159	Toro (The) Co.	1,513,016
7,905	Watts Water Technologies, Inc., Class A	1,642,264
		30,985,298
	Marine Transportation — 0.6%
31,919	Kirby Corp. (a)	3,076,034
31,445	Matson, Inc.	3,430,335
		6,506,369
	Media — 0.8%
157,554	EchoStar Corp., Class A (a)	3,541,814
32,502	New York Times (The) Co., Class A	1,692,054
22,488	Nexstar Media Group, Inc.	3,365,554
		8,599,422
	Metals & Mining — 1.0%
52,855	Alcoa Corp.	1,296,533
13,346	Carpenter Technology Corp.	2,610,611
98,059	Cleveland-Cliffs, Inc. (a)	808,006
35,038	Commercial Metals Co.	1,560,593
24,648	Royal Gold, Inc.	4,503,436
		10,779,179
	Mortgage REITs — 1.0%
336,553	AGNC Investment Corp. (b)	2,971,763
119,061	Annaly Capital Management, Inc.	2,333,596
351,985	Rithm Capital Corp.	3,935,192
81,542	Starwood Property Trust, Inc.	1,564,791
		10,805,342
	Multi-Utilities — 0.3%
53,160	Black Hills Corp.	3,237,444
	Office REITs — 0.7%
11,997	BXP, Inc.	764,569
54,647	Cousins Properties, Inc.	1,504,978
123,023	Kilroy Realty Corp.	3,876,455
13,968	SL Green Realty Corp.	734,856
		6,880,858
	Oil, Gas & Consumable Fuels — 4.1%
179,121	Antero Midstream Corp.	2,964,452
19,932	Antero Resources Corp. (a)	694,232
191,733	APA Corp.	2,979,531
91,659	California Resources Corp.	3,163,152

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
35,755	Chord Energy Corp.	$3,226,174
115,513	Civitas Resources, Inc.	3,147,729
25,606	CNX Resources Corp. (a)	753,585
118,886	Comstock Resources, Inc. (a)	2,172,047
16,709	DT Midstream, Inc.	1,624,115
98,059	HF Sinclair Corp.	2,948,634
159,549	Magnolia Oil & Gas Corp., Class A	3,275,541
78,885	Matador Resources Co.	3,119,113
141,909	Murphy Oil Corp.	2,913,392
94,164	Ovintiv, Inc.	3,162,027
174,594	Permian Resources Corp.	2,060,209
40,373	Range Resources Corp.	1,369,856
134,565	SM Energy Co.	3,066,736
17,852	Viper Energy, Inc.	719,971
		43,360,496
	Paper & Forest Products — 0.2%
26,290	Louisiana-Pacific Corp.	2,269,090
	Passenger Airlines — 0.7%
65,505	Alaska Air Group, Inc. (a)	2,899,906
46,128	SkyWest, Inc. (a)	4,113,234
		7,013,140
	Personal Care Products — 0.5%
54,126	BellRing Brands, Inc. (a)	4,175,279
294,715	Coty, Inc., Class A (a)	1,488,311
		5,663,590
	Pharmaceuticals — 1.7%
34,556	Axsome Therapeutics, Inc. (a)	3,880,293
35,285	Corcept Therapeutics, Inc. (a)	2,536,286
383,831	Elanco Animal Health, Inc. (a)	3,638,718
25,970	Jazz Pharmaceuticals PLC (a)	3,037,451
162,400	Organon & Co.	2,099,832
370,169	Viatris, Inc.	3,116,823
		18,309,403
	Professional Services — 2.4%
6,590	CACI International, Inc., Class A (a)	3,017,363
85,368	ExlService Holdings, Inc. (a)	4,138,641
9,825	FTI Consulting, Inc. (a)	1,633,701
31,998	Genpact Ltd.	1,608,219
32,365	KBR, Inc.	1,709,196
47,283	Maximus, Inc.	3,166,070
14,758	Paycom Software, Inc.	3,341,064
12,908	Paylocity Holding Corp. (a)	2,479,627
29,552	Robert Half, Inc.	1,309,153
Shares	Description	Value

	Professional Services (Continued)
21,539	Science Applications International Corp.	$2,606,865
35,808	Verra Mobility Corp. (a)	780,614
		25,790,513
	Real Estate Management & Development — 0.5%
461,652	Compass, Inc., Class A (a)	3,563,954
6,503	Jones Lang LaSalle, Inc. (a)	1,478,847
		5,042,801
	Residential REITs — 0.6%
21,318	American Homes 4 Rent, Class A	797,080
19,772	Camden Property Trust	2,250,054
12,085	Equity LifeStyle Properties, Inc.	782,866
75,934	Independence Realty Trust, Inc.	1,475,398
35,690	UDR, Inc.	1,494,697
		6,800,095
	Retail REITs — 0.7%
31,327	Agree Realty Corp.	2,431,288
30,360	Brixmor Property Group, Inc.	756,268
18,899	NNN REIT, Inc.	776,938
22,090	Phillips Edison & Co., Inc.	766,523
32,784	Regency Centers Corp.	2,366,349
		7,097,366
	Semiconductors & Semiconductor Equipment — 1.6%
223,158	Amkor Technology, Inc.	3,894,107
24,265	Cirrus Logic, Inc. (a)	2,330,411
60,212	Credo Technology Group Holding Ltd. (a)	2,592,127
8,030	MACOM Technology Solutions Holdings, Inc. (a)	833,112
20,114	MKS Instruments, Inc.	1,410,796
31,137	Rambus, Inc. (a)	1,519,174
5,273	SiTime Corp. (a)	774,393
49,887	Skyworks Solutions, Inc.	3,206,736
		16,560,856
	Software — 3.2%
73,665	ACI Worldwide, Inc. (a)	3,930,764
3,666	Appfolio, Inc., Class A (a)	757,102
52,239	Box, Inc., Class A (a)	1,630,902
22,341	Braze, Inc., Class A (a)	695,475
90,229	Clearwater Analytics Holdings, Inc., Class A (a)	2,051,807
20,437	Commvault Systems, Inc. (a)	3,415,636
34,388	Confluent, Inc., Class A (a)	818,778
20,073	Dolby Laboratories, Inc., Class A	1,541,406
90,533	Dropbox, Inc., Class A (a)	2,584,717

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
18,093	Elastic N.V. (a)	$1,559,617
57,126	Freshworks, Inc., Class A (a)	843,751
27,614	Intapp, Inc. (a)	1,498,336
19,493	InterDigital, Inc.	3,918,093
12,209	Procore Technologies, Inc. (a)	782,475
10,074	Q2 Holdings, Inc. (a)	798,364
566,043	Riot Platforms, Inc. (a) (b)	4,098,151
198,533	SoundHound AI, Inc., Class A (a) (b)	1,844,372
59,443	Zeta Global Holdings Corp., Class A (a)	776,326
		33,546,072
	Specialized REITs — 0.4%
31,672	Gaming and Leisure Properties, Inc.	1,515,822
115,645	Rayonier, Inc.	2,828,677
		4,344,499
	Specialty Retail — 4.0%
14,600	Asbury Automotive Group, Inc. (a)	3,184,844
19,912	AutoNation, Inc. (a)	3,467,675
79,753	Bath & Body Works, Inc.	2,433,264
10,344	CarMax, Inc. (a)	668,946
123,969	Chewy, Inc., Class A (a)	4,648,838
11,997	Dick’s Sporting Goods, Inc.	2,252,317
43,032	Five Below, Inc. (a)	3,265,698
36,113	GameStop Corp., Class A (a)	1,006,108
195,547	Gap (The), Inc.	4,282,479
8,441	Group 1 Automotive, Inc.	3,407,041
13,729	Lithia Motors, Inc.	4,019,302
3,431	Murphy USA, Inc.	1,710,594
22,393	Penske Automotive Group, Inc.	3,485,918
76,912	Urban Outfitters, Inc. (a)	4,059,415
23,156	Valvoline, Inc. (a)	793,325
		42,685,764
	Technology Hardware, Storage & Peripherals — 0.3%
109,567	IonQ, Inc. (a)	3,008,710
	Textiles, Apparel & Luxury Goods — 1.5%
31,948	Columbia Sportswear Co.	1,986,207
37,950	Crocs, Inc. (a)	3,659,139
62,348	PVH Corp.	4,300,765
14,606	Ralph Lauren Corp.	3,285,620
56,781	Skechers USA, Inc., Class A (a)	2,726,624
		15,958,355
	Trading Companies & Distributors — 2.3%
83,424	Air Lease Corp.	3,900,906
Shares	Description	Value

	Trading Companies & Distributors (Continued)
7,154	Applied Industrial Technologies, Inc.	$1,740,425
41,087	Boise Cascade Co.	3,832,595
16,685	Core & Main, Inc., Class A (a)	878,966
14,519	FTAI Aviation Ltd.	1,555,130
20,765	GATX Corp.	3,030,860
31,133	MSC Industrial Direct Co., Inc., Class A	2,381,052
60,367	Rush Enterprises, Inc., Class A	3,078,113
6,638	SiteOne Landscape Supply, Inc. (a)	762,109
20,761	WESCO International, Inc.	3,383,213
		24,543,369
	Water Utilities — 0.2%
61,172	Essential Utilities, Inc.	2,516,004
	Total Common Stocks	1,054,028,786
	(Cost $990,882,381)
MONEY MARKET FUNDS — 0.1%
1,415,297	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.18% (c)	1,415,297
	(Cost $1,415,297)

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.1%
$5,780,865	JPMorgan Chase & Co., 4.37% (c), dated 04/30/25, due 05/01/25, with a maturity value of $5,781,567. Collateralized by U.S. Treasury Securities, interest rates of 3.75% to 3.88%, due 04/30/30 to 05/31/30. The value of the collateral including accrued interest is $5,896,482. (d)	$5,780,865
5,554,165	RBC Dominion Securities, Inc., 4.36% (c), dated 04/30/25, due 05/01/25, with a maturity value of $5,554,838. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.25%, due 04/15/26 to 08/15/46. The value of the collateral including accrued interest is $5,665,249. (d)	5,554,165
	Total Repurchase Agreements	11,335,030
	(Cost $11,335,030)

	Total Investments — 101.1%	1,066,779,113
	(Cost $1,003,632,708)
	Net Other Assets and Liabilities — (1.1)%	(11,435,265)
	Net Assets — 100.0%	$1,055,343,848

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $10,799,214 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $11,335,030.

(c)	Rate shown reflects yield as of April 30, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,054,028,786	$ 1,054,028,786	$ —	$ —
Money Market Funds	1,415,297	1,415,297	—	—
Repurchase Agreements	11,335,030	—	11,335,030	—
Total Investments	$1,066,779,113	$1,055,444,083	$11,335,030	$—

*	See Portfolio of Investments for industry breakout.

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 0.4%
17,325	Cadre Holdings, Inc.	$505,024
35,715	Mercury Systems, Inc. (a)	1,785,750
20,917	V2X, Inc. (a)	1,040,830
		3,331,604
	Air Freight & Logistics — 0.2%
55,204	Hub Group, Inc., Class A	1,743,894
	Automobile Components — 2.5%
199,451	Adient PLC (a)	2,523,055
76,968	Dana, Inc.	1,057,540
65,937	Fox Factory Holding Corp. (a)	1,339,181
183,867	Garrett Motion, Inc.	1,695,254
76,737	Gentherm, Inc. (a)	1,995,929
277,591	Goodyear Tire & Rubber (The) Co. (a)	3,020,190
23,470	LCI Industries	1,809,068
12,133	Patrick Industries, Inc.	933,998
48,361	Phinia, Inc.	1,941,694
33,045	Visteon Corp. (a)	2,616,834
		18,932,743
	Automobiles — 0.4%
101,582	Harley-Davidson, Inc.	2,277,468
29,773	Winnebago Industries, Inc.	947,377
		3,224,845
	Banks — 11.7%
25,731	1st Source Corp.	1,542,573
53,530	Amalgamated Financial Corp.	1,507,405
49,421	Atlantic Union Bankshares Corp.	1,368,962
144,606	Banc of California, Inc.	1,949,289
38,834	Bancorp (The), Inc. (a)	1,876,071
7,438	Bank of Hawaii Corp.	491,726
59,580	BankUnited, Inc.	1,948,862
16,089	Banner Corp.	983,681
39,325	Berkshire Hills Bancorp, Inc.	976,440
78,439	Byline Bancorp, Inc.	2,003,332
35,765	Cathay General Bancorp	1,491,043
13,101	City Holding Co.	1,518,013
28,370	Coastal Financial Corp. (a)	2,330,595
34,199	Columbia Financial, Inc. (a)	460,660
36,088	Community Financial System, Inc.	1,970,044
40,875	Customers Bancorp, Inc. (a)	2,043,750
27,789	CVB Financial Corp.	515,208
18,400	Dime Community Bancshares, Inc.	472,696
38,183	Enterprise Financial Services Corp.	1,986,280
11,065	FB Financial Corp.	470,926
12,780	First Bancorp	517,079
Shares	Description	Value

	Banks (Continued)
53,520	First BanCorp	$1,051,133
47,499	First Busey Corp.	987,504
99,033	First Commonwealth Financial Corp.	1,517,186
82,144	First Financial Bancorp	1,901,634
41,979	First Hawaiian, Inc.	959,640
35,811	First Interstate BancSystem, Inc., Class A	938,069
38,056	First Merchants Corp.	1,356,316
42,572	Firstsun Capital Bancorp (a)	1,489,594
85,073	Fulton Financial Corp.	1,419,018
27,359	German American Bancorp, Inc.	1,037,180
33,694	Hilltop Holdings, Inc.	994,984
146,988	Hope Bancorp, Inc.	1,465,470
24,564	Independent Bank Corp.	1,451,487
8,631	Lakeland Financial Corp.	480,488
38,484	Live Oak Bancshares, Inc.	1,005,972
26,809	National Bank Holdings Corp., Class A	969,413
35,873	NBT Bancorp, Inc.	1,518,863
23,540	Nicolet Bankshares, Inc.	2,749,707
128,034	Northwest Bancshares, Inc.	1,581,220
38,455	OFG Bancorp	1,513,204
44,389	Origin Bancorp, Inc.	1,422,224
72,184	Pacific Premier Bancorp, Inc.	1,468,223
6,776	Park National Corp.	1,017,078
35,161	Pathward Financial, Inc.	2,790,729
69,183	Peoples Bancorp, Inc.	2,006,999
18,396	Preferred Bank	1,469,105
59,754	Provident Financial Services, Inc.	978,173
21,578	QCR Holdings, Inc.	1,401,491
60,476	Renasant Corp.	1,939,465
32,152	Republic Bancorp, Inc., Class A	2,181,513
41,538	S&T Bancorp, Inc.	1,513,645
39,875	Seacoast Banking Corp. of Florida	945,436
49,975	Simmons First National Corp., Class A	932,533
55,638	Stellar Bancorp, Inc.	1,388,724
29,713	Stock Yards Bancorp, Inc.	2,162,809
6,868	Texas Capital Bancshares, Inc. (a)	468,054
30,008	TowneBank	988,764
38,503	TriCo Bancshares	1,485,446
8,875	Triumph Financial, Inc. (a)	474,102
59,494	Trustmark Corp.	1,996,024
61,633	Veritex Holdings, Inc.	1,434,816
53,848	WaFd, Inc.	1,536,283
33,139	WesBanco, Inc.	986,879

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Banks (Continued)
30,396	Westamerica BanCorp	$1,472,078
29,670	WSFS Financial Corp.	1,529,488
		90,802,798
	Beverages — 0.2%
2,148	Boston Beer (The) Co., Inc., Class A (a)	527,978
33,474	Vita Coco (The) Co., Inc. (a)	1,106,316
		1,634,294
	Biotechnology — 4.4%
92,653	ACADIA Pharmaceuticals, Inc. (a)	1,352,734
129,281	ADMA Biologics, Inc. (a)	3,076,888
17,508	Agios Pharmaceuticals, Inc. (a)	519,813
163,999	Arcutis Biotherapeutics, Inc. (a)	2,445,225
104,478	Ardelyx, Inc. (a)	575,151
163,113	ARS Pharmaceuticals, Inc. (a) (b)	2,278,689
273,593	BioCryst Pharmaceuticals, Inc. (a)	2,421,298
28,901	CareDx, Inc. (a)	487,849
105,770	Catalyst Pharmaceuticals, Inc. (a)	2,569,153
39,552	Dynavax Technologies Corp. (a)	464,736
170,428	ImmunityBio, Inc. (a) (b)	427,774
101,986	MannKind Corp. (a)	514,009
134,997	MiMedx Group, Inc. (a)	928,779
56,935	Mirum Pharmaceuticals, Inc. (a)	2,473,826
50,121	Newamsterdam Pharma Co. N.V. (a)	958,815
53,038	Protagonist Therapeutics, Inc. (a)	2,430,201
30,200	PTC Therapeutics, Inc. (a)	1,505,168
29,053	Rhythm Pharmaceuticals, Inc. (a)	1,893,965
46,498	SpringWorks Therapeutics, Inc. (a)	2,152,857
114,506	Travere Therapeutics, Inc. (a)	2,382,870
26,133	Twist Bioscience Corp. (a)	1,001,417
17,302	Veracyte, Inc. (a)	527,711
11,497	Vericel Corp. (a)	437,116
		33,826,044
	Broadline Retail — 0.4%
313,562	Kohl’s Corp. (b)	2,100,866
74,346	Savers Value Village, Inc. (a) (b)	712,978
		2,813,844
	Building Products — 1.9%
43,599	American Woodmark Corp. (a)	2,572,341
12,271	AZZ, Inc.	1,064,632
34,980	Gibraltar Industries, Inc. (a)	1,852,191
21,524	Griffon Corp.	1,466,000
73,705	Hayward Holdings, Inc. (a)	982,488
Shares	Description	Value

	Building Products (Continued)
213,745	Janus International Group, Inc. (a)	$1,470,565
157,118	Masterbrand, Inc. (a)	1,908,984
115,930	Resideo Technologies, Inc. (a)	1,945,305
21,509	Tecnoglass, Inc.	1,532,946
		14,795,452
	Capital Markets — 1.9%
26,240	Artisan Partners Asset Management, Inc., Class A	970,355
223,768	BGC Group, Inc., Class A	2,027,338
174,485	DigitalBridge Group, Inc.	1,465,674
46,945	Donnelley Financial Solutions, Inc. (a)	2,262,749
25,165	Federated Hermes, Inc.	1,021,951
55,759	Perella Weinberg Partners	957,382
6,717	StoneX Group, Inc. (a)	594,891
67,286	Virtu Financial, Inc., Class A	2,634,247
11,905	Virtus Investment Partners, Inc.	1,828,489
115,020	WisdomTree, Inc.	1,000,674
		14,763,750
	Chemicals — 1.8%
17,304	Ashland, Inc.	941,165
75,830	Chemours (The) Co.	938,775
18,282	H.B. Fuller Co.	987,959
9,687	Hawkins, Inc.	1,179,683
32,488	Huntsman Corp.	432,415
5,414	Innospec, Inc.	484,445
40,349	Minerals Technologies, Inc.	2,081,605
84,651	Olin Corp.	1,830,155
101,884	Perimeter Solutions, Inc. (a)	1,032,085
12,450	Quaker Chemical Corp.	1,318,953
6,892	Sensient Technologies Corp.	647,503
37,281	Stepan Co.	1,884,927
		13,759,670
	Commercial Services & Supplies — 3.2%
10,831	ABM Industries, Inc.	527,903
21,786	Brady Corp., Class A	1,531,338
199,762	BrightView Holdings, Inc. (a)	2,740,734
50,566	CoreCivic, Inc. (a)	1,144,814
119,717	Driven Brands Holdings, Inc. (a)	1,977,725
34,700	HNI Corp.	1,467,810
77,569	Interface, Inc.	1,458,297
80,405	MillerKnoll, Inc.	1,318,642
106,429	OPENLANE, Inc. (a)	1,970,001
283,419	Pitney Bowes, Inc.	2,460,077
14,496	Pursuit Attractions and Hospitality, Inc. (a)	424,588
234,028	Steelcase, Inc., Class A	2,321,558
11,793	UniFirst Corp.	2,104,697

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Commercial Services & Supplies (Continued)
103,634	Vestis Corp.	$907,834
17,101	VSE Corp.	1,958,406
		24,314,424
	Communications Equipment — 0.5%
386,432	CommScope Holding Co., Inc. (a)	1,445,256
18,433	Digi International, Inc. (a)	501,377
196,925	Viasat, Inc. (a)	1,825,495
		3,772,128
	Construction & Engineering — 1.3%
19,554	Argan, Inc.	2,994,304
21,413	Construction Partners, Inc., Class A (a)	1,758,864
27,214	Granite Construction, Inc.	2,212,226
4,536	MYR Group, Inc. (a)	554,844
110,653	Tutor Perini Corp. (a)	2,374,613
		9,894,851
	Construction Materials — 0.1%
5,804	United States Lime & Minerals, Inc.	542,732
	Consumer Finance — 1.9%
40,974	Bread Financial Holdings, Inc.	1,944,216
31,030	Dave, Inc. (a)	2,942,265
26,563	Enova International, Inc. (a)	2,438,218
149,125	LendingClub Corp. (a)	1,456,951
203,083	Navient Corp.	2,514,168
9,249	Nelnet, Inc., Class A	981,226
96,426	PROG Holdings, Inc.	2,541,789
		14,818,833
	Consumer Staples Distribution & Retail — 1.5%
59,747	Andersons (The), Inc.	2,253,059
47,097	Chefs’ Warehouse (The), Inc. (a)	2,683,116
110,083	Grocery Outlet Holding Corp. (a)	1,848,293
11,679	PriceSmart, Inc.	1,185,302
56,187	United Natural Foods, Inc. (a)	1,500,755
26,631	Weis Markets, Inc.	2,290,000
		11,760,525
	Containers & Packaging — 0.4%
37,315	Greif, Inc., Class A	1,958,291
89,449	O-I Glass, Inc. (a)	1,132,425
		3,090,716
Shares	Description	Value

	Diversified Consumer Services — 2.1%
2,669	Graham Holdings Co., Class B	$2,455,614
125,425	Laureate Education, Inc. (a)	2,517,280
260,070	Mister Car Wash, Inc. (a)	1,784,080
91,659	OneSpaWorld Holdings Ltd.	1,530,705
81,491	Perdoceo Education Corp.	2,047,054
18,330	Strategic Education, Inc.	1,495,361
198,320	Udemy, Inc. (a)	1,362,458
99,881	Universal Technical Institute, Inc. (a)	2,802,661
		15,995,213
	Diversified REITs — 0.7%
89,319	Alexander & Baldwin, Inc.	1,534,500
120,419	Broadstone Net Lease, Inc.	1,948,380
255,218	Global Net Lease, Inc.	1,926,896
		5,409,776
	Diversified Telecommunication Services — 0.4%
19,995	IDT Corp., Class B	1,004,749
37,554	Iridium Communications, Inc.	906,178
247,820	Liberty Latin America Ltd., Class C (a)	1,363,010
		3,273,937
	Electric Utilities — 0.4%
11,037	MGE Energy, Inc.	997,965
25,531	Otter Tail Corp.	2,026,651
		3,024,616
	Electrical Equipment — 1.0%
42,756	Atkore, Inc.	2,730,826
22,406	EnerSys	1,940,360
135,711	Eos Energy Enterprises, Inc. (a) (b)	708,411
72,456	NuScale Power Corp. (a) (b)	1,200,596
6,023	Powell Industries, Inc.	1,102,871
		7,683,064
	Electronic Equipment, Instruments & Components — 1.7%
40,467	Benchmark Electronics, Inc.	1,316,392
19,961	Crane NXT Co.	936,570
25,216	ePlus, Inc. (a)	1,572,470
70,757	Mirion Technologies, Inc. (a)	1,116,545
13,198	OSI Systems, Inc. (a)	2,702,159
8,363	PAR Technology Corp. (a)	488,399
16,436	PC Connection, Inc.	1,019,689
8,008	Plexus Corp. (a)	980,419
15,193	Rogers Corp. (a)	939,079
75,035	TTM Technologies, Inc. (a)	1,502,201
64,527	Vishay Intertechnology, Inc.	838,206
		13,412,129

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Energy Equipment & Services — 2.2%
28,755	Atlas Energy Solutions, Inc.	$389,055
258,043	Expro Group Holdings N.V. (a)	2,134,016
308,657	Helix Energy Solutions Group, Inc. (a)	1,879,721
98,198	Helmerich & Payne, Inc.	1,854,960
142,814	Innovex International, Inc. (a)	2,156,491
162,030	Liberty Energy, Inc.	1,863,345
47,042	Oceaneering International, Inc. (a)	834,996
62,407	Patterson-UTI Energy, Inc.	351,975
466,353	RPC, Inc.	2,205,850
48,856	Select Water Solutions, Inc.	416,253
323,652	Transocean Ltd. (a)	689,379
65,332	Valaris Ltd. (a)	2,110,877
		16,886,918
	Entertainment — 0.4%
25,643	Atlanta Braves Holdings, Inc., Class C (a)	1,022,130
41,220	Cinemark Holdings, Inc.	1,232,890
15,669	Madison Square Garden Entertainment Corp. (a)	508,302
15,678	Sphere Entertainment Co. (a)	427,226
		3,190,548
	Financial Services — 2.2%
60,494	AvidXchange Holdings, Inc. (a)	491,816
27,477	Compass Diversified Holdings	472,330
27,903	EVERTEC, Inc.	947,028
10,943	Federal Agricultural Mortgage Corp., Class C	1,918,636
35,088	HA Sustainable Infrastructure Capital, Inc.	876,498
124,512	Marqeta, Inc., Class A (a)	520,460
58,338	NCR Atleos Corp. (a)	1,628,797
71,149	NMI Holdings, Inc. (a)	2,573,459
210,528	Payoneer Global, Inc. (a)	1,480,012
58,812	Sezzle, Inc. (a) (b)	3,055,283
18,029	Walker & Dunlop, Inc.	1,379,940
193,947	Western Union (The) Co.	1,922,015
		17,266,274
	Food Products — 1.5%
83,196	Fresh Del Monte Produce, Inc.	2,829,496
3,894	J & J Snack Foods Corp.	504,624
951	Seaboard Corp.	2,459,267
29,747	Simply Good Foods (The) Co. (a)	1,074,164
32,591	Tootsie Roll Industries, Inc.	1,042,912
75,746	TreeHouse Foods, Inc. (a)	1,764,124
Shares	Description	Value

	Food Products (Continued)
50,508	Vital Farms, Inc. (a)	$1,729,394
25,740	WK Kellogg Co.	461,518
		11,865,499
	Gas Utilities — 0.8%
15,977	Chesapeake Utilities Corp.	2,103,692
121,345	MDU Resources Group, Inc.	2,079,853
48,032	Northwest Natural Holding Co.	2,070,179
		6,253,724
	Ground Transportation — 1.7%
36,341	ArcBest Corp.	2,126,675
13,517	Avis Budget Group, Inc. (a)	1,252,080
390,600	Hertz Global Holdings, Inc. (a) (b)	2,663,892
112,169	Marten Transport Ltd.	1,440,250
89,801	Schneider National, Inc., Class B	1,929,824
97,749	Universal Logistics Holdings, Inc.	2,125,063
70,033	Werner Enterprises, Inc.	1,727,014
		13,264,798
	Health Care Equipment & Supplies — 1.8%
202,362	Alphatec Holdings, Inc. (a)	2,221,935
41,741	Artivion, Inc. (a)	988,844
63,606	AtriCure, Inc. (a)	1,902,456
25,484	CONMED Corp.	1,251,519
26,851	Enovis Corp. (a)	928,776
46,656	Integra LifeSciences Holdings Corp. (a)	764,692
19,602	iRhythm Technologies, Inc. (a)	2,095,258
12,228	LeMaitre Vascular, Inc.	1,109,569
57,574	Novocure Ltd. (a)	1,044,392
14,673	Omnicell, Inc. (a)	458,678
7,625	TransMedics Group, Inc. (a)	701,576
		13,467,695
	Health Care Providers & Services — 2.7%
236,618	AdaptHealth Corp. (a)	2,013,619
137,752	Alignment Healthcare, Inc. (a)	2,440,966
149,233	Ardent Health Partners, Inc. (a)	1,899,736
16,543	Astrana Health, Inc. (a)	515,645
714,469	Clover Health Investments Corp. (a)	2,429,195
28,961	GeneDx Holdings Corp. (a)	1,936,043
231,076	LifeStance Health Group, Inc. (a)	1,518,169
22,111	National HealthCare Corp.	2,089,268
114,252	Privia Health Group, Inc. (a)	2,682,637
22,963	Progyny, Inc. (a)	524,475

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
122,872	Select Medical Holdings Corp.	$2,241,185
7,089	U.S. Physical Therapy, Inc.	504,099
		20,795,037
	Health Care REITs — 0.5%
28,942	LTC Properties, Inc.	1,038,150
13,891	National Health Investors, Inc.	1,051,132
76,824	Sila Realty Trust, Inc.	1,978,986
		4,068,268
	Health Care Technology — 0.4%
54,169	Evolent Health, Inc., Class A (a)	534,106
80,280	Phreesia, Inc. (a)	2,003,789
25,987	Schrodinger, Inc. (a)	666,047
		3,203,942
	Hotel & Resort REITs — 1.4%
198,679	Apple Hospitality REIT, Inc.	2,338,452
66,450	DiamondRock Hospitality Co.	487,743
240,163	Park Hotels & Resorts, Inc.	2,387,220
202,562	Pebblebrook Hotel Trust	1,833,186
325,088	RLJ Lodging Trust	2,278,867
163,546	Sunstone Hotel Investors, Inc.	1,363,974
		10,689,442
	Hotels, Restaurants & Leisure — 2.4%
52,712	Cheesecake Factory (The), Inc. (b)	2,655,103
39,644	Cracker Barrel Old Country Store, Inc.	1,692,799
92,430	First Watch Restaurant Group, Inc. (a)	1,632,314
417,064	Krispy Kreme, Inc.	1,709,962
39,928	Marriott Vacations Worldwide Corp.	2,188,454
19,794	Monarch Casino & Resort, Inc.	1,547,693
24,975	Papa John’s International, Inc.	862,387
31,452	Penn Entertainment, Inc. (a)	478,699
11,828	Red Rock Resorts, Inc., Class A	505,056
95,706	Rush Street Interactive, Inc. (a)	1,160,914
365,116	Sabre Corp. (a)	865,325
44,329	Travel + Leisure Co.	1,947,373
22,569	United Parks & Resorts, Inc. (a)	985,137
35,065	Wendy’s (The) Co.	438,312
		18,669,528
	Household Durables — 2.0%
38,226	Century Communities, Inc.	2,084,846
43,988	Green Brick Partners, Inc. (a)	2,594,852
47,951	Helen of Troy Ltd. (a)	1,335,915
52,493	La-Z-Boy, Inc.	2,073,473
Shares	Description	Value

	Household Durables (Continued)
38,588	LGI Homes, Inc. (a)	$2,107,291
22,464	M/I Homes, Inc. (a)	2,396,460
80,355	Tri Pointe Homes, Inc. (a)	2,470,916
		15,063,753
	Household Products — 0.6%
47,020	Central Garden & Pet Co., Class A (a)	1,390,381
35,848	Spectrum Brands Holdings, Inc.	2,262,009
4,205	WD-40 Co.	960,254
		4,612,644
	Independent Power and Renewable Electricity Producers — 0.2%
50,841	Clearway Energy, Inc., Class C	1,491,675
	Industrial REITs — 0.5%
47,420	Innovative Industrial Properties, Inc.	2,575,380
118,610	LXP Industrial Trust	935,833
		3,511,213
	Insurance — 4.0%
45,915	Baldwin Insurance Group (The), Inc. (a)	1,910,982
35,384	Brighthouse Financial, Inc. (a)	2,060,057
40,521	Employers Holdings, Inc.	1,968,915
289,415	Genworth Financial, Inc. (a)	1,985,387
21,726	Goosehead Insurance, Inc., Class A	2,111,985
123,731	Hamilton Insurance Group Ltd., Class B (a)	2,289,024
17,188	HCI Group, Inc.	2,514,604
24,011	Horace Mann Educators Corp.	997,417
65,286	Lemonade, Inc. (a) (b)	1,907,657
36,708	Mercury General Corp.	2,034,357
117,389	Oscar Health, Inc., Class A (a)	1,527,231
18,711	Palomar Holdings, Inc. (a)	2,713,469
13,006	Safety Insurance Group, Inc.	994,959
59,340	SiriusPoint Ltd. (a)	996,912
48,469	Skyward Specialty Insurance Group, Inc. (a)	2,573,219
14,379	Stewart Information Services Corp.	941,537
41,292	Trupanion, Inc. (a)	1,511,287
		31,038,999
	Interactive Media & Services — 0.8%
17,610	Cargurus, Inc. (a)	492,376
11,167	IAC, Inc. (a)	390,175
86,265	QuinStreet, Inc. (a)	1,511,363
72,559	Rumble, Inc. (a) (b)	560,155

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Interactive Media & Services (Continued)
41,560	Yelp, Inc. (a)	$1,457,925
68,253	Ziff Davis, Inc. (a)	2,015,511
		6,427,505
	IT Services — 0.1%
15,363	DigitalOcean Holdings, Inc. (a)	474,717
32,779	Grid Dynamics Holdings, Inc. (a)	464,150
		938,867
	Leisure Products — 0.5%
243,507	Peloton Interactive, Inc., Class A (a)	1,677,763
37,591	Polaris, Inc.	1,276,590
30,996	YETI Holdings, Inc. (a)	884,936
		3,839,289
	Life Sciences Tools & Services — 0.3%
345,214	Adaptive Biotechnologies Corp. (a)	2,540,775
	Machinery — 3.3%
5,757	Alamo Group, Inc.	961,304
14,861	Albany International Corp., Class A	977,259
41,899	Atmus Filtration Technologies, Inc.	1,452,638
15,847	Blue Bird Corp. (a)	552,585
34,306	Enerpac Tool Group Corp.	1,384,933
16,120	ESCO Technologies, Inc.	2,521,974
50,077	Greenbrier (The) Cos., Inc.	2,124,266
47,958	Helios Technologies, Inc.	1,307,335
116,721	Hillman Solutions Corp. (a)	815,880
96,336	Kennametal, Inc.	1,876,625
8,109	Lindsay Corp.	1,046,548
100,902	Mueller Water Products, Inc., Class A	2,647,669
81,169	REV Group, Inc.	2,654,226
3,179	Standex International Corp.	449,574
19,297	Tennant Co.	1,392,472
67,892	Terex Corp.	2,389,798
18,282	Trinity Industries, Inc.	458,878
10,242	Worthington Enterprises, Inc.	518,553
		25,532,517
	Media — 0.9%
964,264	Altice USA, Inc., Class A (a)	2,391,375
7,721	Cable One, Inc.	2,063,592
11,513	John Wiley & Sons, Inc., Class A	502,427
140,776	TEGNA, Inc.	2,284,794
		7,242,188
Shares	Description	Value

	Metals & Mining — 1.7%
20,478	Alpha Metallurgical Resources, Inc. (a)	$2,485,006
346,613	Coeur Mining, Inc. (a)	1,923,702
276,792	Hecla Mining Co.	1,583,250
33,849	Kaiser Aluminum Corp.	2,181,907
53,750	Warrior Met Coal, Inc.	2,570,325
101,261	Worthington Steel, Inc.	2,598,357
		13,342,547
	Mortgage REITs — 2.1%
53,604	Apollo Commercial Real Estate Finance, Inc.	502,269
174,634	Arbor Realty Trust, Inc. (b)	2,013,530
25,649	Blackstone Mortgage Trust, Inc., Class A	488,613
199,918	Chimera Investment Corp.	2,466,988
118,200	Dynex Capital, Inc.	1,457,406
116,061	Ellington Financial, Inc. (b)	1,512,275
179,838	Ladder Capital Corp.	1,877,509
199,995	MFA Financial, Inc.	1,963,951
140,065	PennyMac Mortgage Investment Trust	1,798,435
191,987	Two Harbors Investment Corp.	2,278,886
		16,359,862
	Multi-Utilities — 0.5%
49,007	Avista Corp.	2,032,320
35,458	Northwestern Energy Group, Inc.	2,064,720
		4,097,040
	Office REITs — 0.7%
18,812	COPT Defense Properties	491,181
32,062	Douglas Emmett, Inc.	443,418
58,074	Easterly Government Properties, Inc.	1,171,353
51,922	Highwoods Properties, Inc.	1,476,662
31,843	JBG SMITH Properties	445,165
278,419	Piedmont Office Realty Trust, Inc., Class A	1,645,456
		5,673,235
	Oil, Gas & Consumable Fuels — 2.8%
24,428	BKV Corp. (a)	442,880
41,230	Centrus Energy Corp., Class A (a) (b)	2,856,827
45,640	Crescent Energy Co., Class A	377,899
26,443	CVR Energy, Inc.	498,715
5,572	Gulfport Energy Corp. (a)	961,170
77,258	International Seaways, Inc.	2,623,682
39,506	Kinetik Holdings, Inc.	1,633,178
1,124,974	Kosmos Energy Ltd. (a)	1,732,460
84,848	Northern Oil & Gas, Inc.	2,061,806
26,872	PBF Energy, Inc., Class A	461,661

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
189,295	Peabody Energy Corp.	$2,335,900
51,634	Sitio Royalties Corp., Class A	875,713
211,106	Talos Energy, Inc. (a)	1,452,409
96,699	Vital Energy, Inc. (a)	1,371,192
72,354	World Kinect Corp.	1,815,362
		21,500,854
	Paper & Forest Products — 0.2%
30,594	Sylvamo Corp.	1,824,014
	Passenger Airlines — 0.1%
106,429	JetBlue Airways Corp. (a)	464,030
	Personal Care Products — 0.3%
65,747	Edgewell Personal Care Co.	2,008,571
	Pharmaceuticals — 2.3%
306,079	Amneal Pharmaceuticals, Inc. (a)	2,344,565
70,781	Amphastar Pharmaceuticals, Inc. (a)	1,727,764
38,312	ANI Pharmaceuticals, Inc. (a)	2,713,256
30,912	Harmony Biosciences Holdings, Inc. (a)	910,977
19,285	Harrow, Inc. (a)	477,689
28,295	Innoviva, Inc. (a)	528,834
19,516	Ligand Pharmaceuticals, Inc. (a)	2,144,028
69,558	Liquidia Corp. (a)	971,725
18,295	Perrigo Co. PLC	470,547
11,934	Prestige Consumer Healthcare, Inc. (a)	969,399
46,992	Supernus Pharmaceuticals, Inc. (a)	1,526,300
49,931	Tarsus Pharmaceuticals, Inc. (a)	2,591,918
		17,377,002
	Professional Services — 2.9%
173,014	Alight, Inc., Class A	884,102
62,331	Barrett Business Services, Inc.	2,528,145
46,099	Concentrix Corp.	2,353,815
11,847	CRA International, Inc.	1,921,583
8,484	CSG Systems International, Inc.	510,143
17,880	Huron Consulting Group, Inc. (a)	2,410,045
24,149	ICF International, Inc.	2,051,699
71,447	Innodata, Inc. (a)	2,702,126
22,688	Korn Ferry	1,399,850
59,580	Legalzoom.com, Inc. (a)	436,126
17,726	ManpowerGroup, Inc.	763,459
53,242	NV5 Global, Inc. (a)	987,639
455,315	Planet Labs PBC (a)	1,497,986
117,929	Upwork, Inc. (a)	1,550,766
		21,997,484
Shares	Description	Value

	Real Estate Management & Development — 0.7%
121,331	Forestar Group, Inc. (a)	$2,336,835
27,699	Howard Hughes Holdings, Inc. (a)	1,842,815
84,304	Newmark Group, Inc., Class A	926,501
10,926	St. Joe (The) Co.	462,388
		5,568,539
	Residential REITs — 0.5%
174,882	Apartment Investment and Management Co., Class A	1,383,317
88,446	Elme Communities	1,377,104
27,433	UMH Properties, Inc.	484,741
30,319	Veris Residential, Inc.	470,551
		3,715,713
	Retail REITs — 0.6%
49,357	Getty Realty Corp.	1,381,502
17,466	InvenTrust Properties Corp.	486,603
64,730	NETSTREIT Corp.	1,053,157
45,545	Tanger, Inc.	1,435,123
26,999	Urban Edge Properties	487,872
		4,844,257
	Semiconductors & Semiconductor Equipment — 1.7%
65,937	ACM Research, Inc., Class A (a)	1,283,793
20,635	Alpha & Omega Semiconductor Ltd. (a)	388,557
10,192	Ambarella, Inc. (a)	489,114
51,640	Axcelis Technologies, Inc. (a)	2,529,327
35,649	Diodes, Inc. (a)	1,368,922
123,552	Photronics, Inc. (a)	2,257,295
10,158	Power Integrations, Inc.	498,961
32,203	Synaptics, Inc. (a)	1,792,419
71,881	Ultra Clean Holdings, Inc. (a)	1,344,534
76,642	Veeco Instruments, Inc. (a)	1,433,206
		13,386,128
	Software — 2.7%
62,790	A10 Networks, Inc.	1,034,779
77,608	Adeia, Inc.	955,354
18,436	Alarm.com Holdings, Inc. (a)	988,170
19,542	Alkami Technology, Inc. (a)	521,576
100,684	Amplitude, Inc., Class A (a)	925,286
17,806	Appian Corp., Class A (a)	552,876
35,208	Asana, Inc., Class A (a)	568,257
142,102	AvePoint, Inc. (a)	2,323,368
8,267	Blackbaud, Inc. (a)	500,484
39,598	Clear Secure, Inc., Class A	977,279
70,855	Core Scientific, Inc. (a)	573,925
16,953	Klaviyo, Inc., Class A (a)	516,049
39,249	LiveRamp Holdings, Inc. (a)	1,026,754
27,684	MeridianLink, Inc. (a)	468,136

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
126,456	NextNav, Inc. (a)	$1,570,583
56,156	PagerDuty, Inc. (a)	870,980
9,959	Progress Software Corp.	597,142
26,957	PROS Holdings, Inc. (a)	460,426
20,718	RingCentral, Inc., Class A (a)	528,309
184,307	Sprinklr, Inc., Class A (a)	1,417,321
45,640	Teradata Corp. (a)	981,260
114,955	Verint Systems, Inc. (a)	2,027,806
14,652	Vertex, Inc., Class A (a)	586,520
		20,972,640
	Specialized REITs — 0.9%
29,252	EPR Properties	1,447,681
35,748	Four Corners Property Trust, Inc.	999,157
13,020	National Storage Affiliates Trust	484,344
31,783	Outfront Media, Inc.	480,877
11,370	PotlatchDeltic Corp.	436,494
109,613	Safehold, Inc.	1,726,405
203,567	Uniti Group, Inc.	1,001,550
		6,576,508
	Specialty Retail — 2.4%
56,236	Academy Sports & Outdoors, Inc.	2,118,972
220,735	American Eagle Outfitters, Inc.	2,324,340
40,161	Buckle (The), Inc.	1,395,996
145,528	Foot Locker, Inc. (a)	1,785,629
23,871	Revolve Group, Inc. (a)	474,555
284,047	Sally Beauty Holdings, Inc. (a)	2,312,143
17,671	Signet Jewelers Ltd.	1,047,890
36,024	Sonic Automotive, Inc., Class A	2,187,377
85,641	Upbound Group, Inc.	1,704,256
110,439	Victoria’s Secret & Co. (a)	2,076,253
84,419	Warby Parker, Inc., Class A (a)	1,393,758
		18,821,169
	Technology Hardware, Storage & Peripherals — 0.1%
47,193	CompoSecure, Inc., Class A	518,651
11,733	Diebold Nixdorf, Inc. (a)	520,124
		1,038,775
	Textiles, Apparel & Luxury Goods — 1.0%
50,170	Carter’s, Inc.	1,658,118
93,782	G-III Apparel Group Ltd. (a)	2,365,182
32,905	Levi Strauss & Co., Class A	526,809
43,718	Oxford Industries, Inc.	2,124,695
57,769	Steven Madden Ltd.	1,213,149
		7,887,953
Shares	Description	Value

	Tobacco — 0.6%
34,522	Turning Point Brands, Inc.	$2,118,960
45,762	Universal Corp.	2,666,552
		4,785,512
	Trading Companies & Distributors — 1.7%
364,683	Custom Truck One Source, Inc. (a) (b)	1,469,672
18,321	Distribution Solutions Group, Inc. (a)	477,079
60,069	DNOW, Inc. (a)	953,295
31,181	DXP Enterprises, Inc. (a)	2,758,271
21,033	GMS, Inc. (a)	1,540,878
13,814	McGrath RentCorp	1,473,539
89,370	MRC Global, Inc. (a)	1,041,161
12,990	Willis Lease Finance Corp.	2,009,813
61,756	Xometry, Inc., Class A (a)	1,583,424
		13,307,132
	Water Utilities — 0.5%
6,520	American States Water Co.	528,837
31,758	California Water Service Group	1,608,543
28,140	SJW Group	1,596,664
		3,734,044
	Wireless Telecommunication Services — 0.7%
66,209	Telephone and Data Systems, Inc.	2,482,175
37,092	United States Cellular Corp. (a) (b)	2,546,737
		5,028,912
	Total Common Stocks	772,794,901
	(Cost $757,548,814)
MONEY MARKET FUNDS — 0.1%
916,628	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.18% (c)	916,628
	(Cost $916,628)

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.7%
$10,072,941	Citigroup, Inc., 4.36% (c), dated 04/30/25, due 05/01/25, with a maturity value of $10,074,161. Collateralized by U.S. Treasury Securities, interest rates of 4.00% to 4.25%, due 01/31/29 to 11/15/34. The value of the collateral including accrued interest is $10,274,401. (d)	$10,072,941
10,484,080	JPMorgan Chase & Co., 4.37% (c), dated 04/30/25, due 05/01/25, with a maturity value of $10,485,353. Collateralized by U.S. Treasury Securities, interest rates of 3.75% to 3.88%, due 04/30/30 to 05/31/30. The value of the collateral including accrued interest is $10,693,762. (d)	10,484,080
	Total Repurchase Agreements	20,557,021
	(Cost $20,557,021)

	Total Investments — 102.7%	794,268,550
	(Cost $779,022,463)
	Net Other Assets and Liabilities — (2.7)%	(20,651,928)
	Net Assets — 100.0%	$773,616,622

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $19,584,466 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $20,557,021.

(c)	Rate shown reflects yield as of April 30, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 772,794,901	$ 772,794,901	$ —	$ —
Money Market Funds	916,628	916,628	—	—
Repurchase Agreements	20,557,021	—	20,557,021	—
Total Investments	$794,268,550	$773,711,529	$20,557,021	$—

*	See Portfolio of Investments for industry breakout.

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.1%
7,197	General Dynamics Corp.	$1,958,448
19,254	L3Harris Technologies, Inc.	4,236,265
4,392	Lockheed Martin Corp.	2,098,278
7,871	Northrop Grumman Corp.	3,829,241
		12,122,232
	Air Freight & Logistics — 1.3%
16,315	Expeditors International of Washington, Inc.	1,793,182
33,061	FedEx Corp.	6,953,720
53,512	United Parcel Service, Inc., Class B	5,099,693
		13,846,595
	Automobiles — 1.8%
1,004,462	Ford Motor Co.	10,054,665
214,219	General Motors Co.	9,691,267
		19,745,932
	Banks — 6.9%
141,043	Bank of America Corp.	5,624,795
113,534	Citigroup, Inc.	7,763,455
196,725	Citizens Financial Group, Inc.	7,257,185
150,147	Fifth Third Bancorp	5,396,283
536,961	Huntington Bancshares, Inc.	7,802,043
45,090	M&T Bank Corp.	7,654,478
22,927	PNC Financial Services Group (The), Inc.	3,684,140
270,858	Regions Financial Corp.	5,528,212
195,865	Truist Financial Corp.	7,509,464
190,900	U.S. Bancorp	7,700,906
112,268	Wells Fargo & Co.	7,972,151
		73,893,112
	Beverages — 0.4%
118,736	Brown-Forman Corp., Class B	4,136,762
	Biotechnology — 1.5%
73,625	Biogen, Inc. (a)	8,914,515
12,708	Regeneron Pharmaceuticals, Inc.	7,609,042
		16,523,557
	Building Products — 2.3%
64,509	Builders FirstSource, Inc. (a)	7,717,212
23,670	Carlisle Cos., Inc.	8,982,292
28,213	Masco Corp.	1,709,990
41,211	Owens Corning	5,992,491
		24,401,985
	Capital Markets — 3.0%
70,177	Bank of New York Mellon (The) Corp.	5,642,932
92,450	Carlyle Group (The), Inc.	3,572,268
75,227	Jefferies Financial Group, Inc.	3,515,358
14,123	Raymond James Financial, Inc.	1,935,416
Shares	Description	Value

	Capital Markets (Continued)
90,023	State Street Corp.	$7,931,026
109,663	T. Rowe Price Group, Inc.	9,710,659
		32,307,659
	Chemicals — 3.1%
128,915	CF Industries Holdings, Inc.	10,103,069
230,807	Dow, Inc.	7,060,386
26,272	DuPont de Nemours, Inc.	1,733,689
25,279	International Flavors & Fragrances, Inc.	1,983,390
114,486	LyondellBasell Industries N.V., Class A	6,664,230
36,853	PPG Industries, Inc.	4,011,818
16,961	RPM International, Inc.	1,810,587
		33,367,169
	Consumer Finance — 1.7%
44,951	Capital One Financial Corp.	8,102,867
190,305	Synchrony Financial	9,886,345
		17,989,212
	Consumer Staples Distribution & Retail — 2.1%
4,519	Casey’s General Stores, Inc.	2,090,444
66,938	Dollar General Corp.	6,271,422
86,953	Kroger (The) Co.	6,278,876
77,230	Target Corp.	7,468,141
		22,108,883
	Containers & Packaging — 0.7%
22,643	Avery Dennison Corp.	3,874,444
20,351	Packaging Corp. of America	3,777,349
		7,651,793
	Distributors — 0.2%
16,466	Genuine Parts Co.	1,935,578
	Diversified Telecommunication Services — 1.6%
285,001	AT&T, Inc.	7,894,528
222,105	Verizon Communications, Inc.	9,785,946
		17,680,474
	Electric Utilities — 5.2%
62,624	Alliant Energy Corp.	3,822,569
53,866	American Electric Power Co., Inc.	5,835,842
48,256	Duke Energy Corp.	5,888,197
136,792	Edison International	7,319,740
129,766	Eversource Energy	7,718,482
174,909	Exelon Corp.	8,203,232
99,701	FirstEnergy Corp.	4,275,179
42,216	NRG Energy, Inc.	4,626,029
113,855	Xcel Energy, Inc.	8,049,549
		55,738,819

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electrical Equipment — 0.2%
17,893	Emerson Electric Co.	$1,880,733
	Electronic Equipment, Instruments & Components — 1.1%
3,941	Teledyne Technologies, Inc. (a)	1,836,624
153,462	Trimble, Inc. (a)	9,536,129
		11,372,753
	Energy Equipment & Services — 1.3%
397,113	Halliburton Co.	7,870,780
192,818	Schlumberger N.V.	6,411,198
		14,281,978
	Entertainment — 0.2%
19,879	Walt Disney (The) Co.	1,807,995
	Financial Services — 3.2%
15,134	Berkshire Hathaway, Inc., Class B (a)	8,070,206
185,437	Block, Inc. (a)	10,842,502
255,299	Corebridge Financial, Inc.	7,564,509
102,888	Global Payments, Inc.	7,851,383
		34,328,600
	Food Products — 4.2%
209,846	Archer-Daniels-Midland Co.	10,020,147
98,440	General Mills, Inc.	5,585,486
34,414	Hershey (The) Co.	5,753,677
130,250	Hormel Foods Corp.	3,894,475
264,863	Kraft Heinz (The) Co.	7,707,513
59,395	Mondelez International, Inc., Class A	4,046,581
126,309	Tyson Foods, Inc., Class A	7,735,163
		44,743,042
	Gas Utilities — 0.6%
38,076	Atmos Energy Corp.	6,116,148
	Ground Transportation — 2.1%
199,991	CSX Corp.	5,613,747
39,782	J.B. Hunt Transport Services, Inc.	5,194,734
17,014	Norfolk Southern Corp.	3,811,987
11,858	Old Dominion Freight Line, Inc.	1,817,594
55,311	Uber Technologies, Inc. (a)	4,480,744
8,304	Union Pacific Corp.	1,790,841
		22,709,647
	Health Care Equipment & Supplies — 2.1%
44,370	Abbott Laboratories	5,801,377
12,350	Align Technology, Inc. (a)	2,140,255
24,308	GE HealthCare Technologies, Inc.	1,709,582
Shares	Description	Value

	Health Care Equipment & Supplies (Continued)
95,286	Hologic, Inc. (a)	$5,545,645
21,834	Medtronic PLC	1,850,650
52,004	Zimmer Biomet Holdings, Inc.	5,359,012
		22,406,521
	Health Care Providers & Services — 3.9%
165,949	Centene Corp. (a)	9,932,048
5,962	Cigna Group (The)	2,027,318
118,962	CVS Health Corp.	7,935,955
9,265	Elevance Health, Inc.	3,896,674
11,663	HCA Healthcare, Inc.	4,024,668
7,413	Humana, Inc.	1,943,985
17,314	Labcorp Holdings, Inc.	4,172,847
12,234	Molina Healthcare, Inc. (a)	4,000,640
23,817	Quest Diagnostics, Inc.	4,244,666
		42,178,801
	Health Care REITs — 0.4%
63,623	Alexandria Real Estate Equities, Inc.	4,622,847
	Household Durables — 3.3%
79,248	D.R. Horton, Inc.	10,012,192
87,774	Lennar Corp., Class A	9,533,134
813	NVR, Inc. (a)	5,793,235
98,004	PulteGroup, Inc.	10,053,250
		35,391,811
	Household Products — 0.2%
13,796	Kimberly-Clark Corp.	1,818,037
	Industrial Conglomerates — 0.2%
13,359	3M Co.	1,855,699
	Industrial REITs — 0.2%
17,551	Prologis, Inc.	1,793,712
	Insurance — 8.4%
52,935	Aflac, Inc.	5,752,976
19,462	Allstate (The) Corp.	3,861,066
92,706	American International Group, Inc.	7,557,393
104,748	Arch Capital Group Ltd.	9,498,549
19,490	Chubb Ltd.	5,575,699
68,201	Cincinnati Financial Corp.	9,494,261
22,184	Everest Group Ltd.	7,960,285
61,923	Fidelity National Financial, Inc.	3,966,168
47,569	Hartford Insurance Group (The), Inc.	5,835,289
64,039	Loews Corp.	5,560,507
5,388	Markel Group, Inc. (a)	9,798,617
24,436	MetLife, Inc.	1,841,741
23,254	Principal Financial Group, Inc.	1,724,284
36,085	Prudential Financial, Inc.	3,706,291

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
22,256	Travelers (The) Cos., Inc.	$5,878,477
27,570	W.R. Berkley Corp.	1,976,493
		89,988,096
	IT Services — 1.3%
73,115	Akamai Technologies, Inc. (a)	5,891,607
105,356	Cognizant Technology Solutions Corp., Class A	7,751,041
		13,642,648
	Life Sciences Tools & Services — 0.9%
497,211	Avantor, Inc. (a)	6,458,771
11,129	IQVIA Holdings, Inc. (a)	1,725,774
18,543	Revvity, Inc.	1,732,472
		9,917,017
	Machinery — 2.5%
57,348	Dover Corp.	9,786,436
26,811	Fortive Corp.	1,868,458
10,841	IDEX Corp.	1,886,009
82,775	PACCAR, Inc.	7,467,133
17,465	Snap-on, Inc.	5,480,692
		26,488,728
	Media — 3.2%
15,970	Charter Communications, Inc., Class A (a)	6,258,004
273,029	Comcast Corp., Class A	9,337,592
103,989	Fox Corp., Class A	5,177,612
296,099	News Corp., Class A	8,030,205
70,990	Omnicom Group, Inc.	5,406,599
		34,210,012
	Metals & Mining — 3.9%
51,822	Freeport-McMoRan, Inc.	1,867,147
208,674	Newmont Corp.	10,992,946
83,720	Nucor Corp.	9,993,657
27,913	Reliance, Inc.	8,045,364
80,547	Steel Dynamics, Inc.	10,447,751
		41,346,865
	Multi-Utilities — 3.2%
40,138	Ameren Corp.	3,983,295
111,231	CenterPoint Energy, Inc.	4,313,538
53,653	CMS Energy Corp.	3,951,543
53,222	Consolidated Edison, Inc.	6,000,781
104,973	Dominion Energy, Inc.	5,708,432
42,566	DTE Energy Co.	5,831,542
36,979	WEC Energy Group, Inc.	4,049,940
		33,839,071
	Oil, Gas & Consumable Fuels — 8.5%
60,224	Chevron Corp.	8,194,077
95,933	ConocoPhillips	8,549,549
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
348,607	Coterra Energy, Inc.	$8,561,788
269,378	Devon Energy Corp.	8,191,785
63,015	Diamondback Energy, Inc.	8,318,610
78,562	EOG Resources, Inc.	8,667,745
36,720	EQT Corp.	1,815,437
84,711	Exxon Mobil Corp.	8,948,023
55,322	Marathon Petroleum Corp.	7,601,796
204,107	Occidental Petroleum Corp.	8,043,857
47,667	Phillips 66	4,960,228
76,283	Valero Energy Corp.	8,855,694
		90,708,589
	Passenger Airlines — 0.3%
120,009	Southwest Airlines Co.	3,355,452
	Pharmaceuticals — 1.4%
89,793	Merck & Co., Inc.	7,650,364
318,066	Pfizer, Inc.	7,763,991
		15,414,355
	Professional Services — 1.2%
38,534	Booz Allen Hamilton Holding Corp.	4,624,851
43,618	Leidos Holdings, Inc.	6,419,697
23,487	SS&C Technologies Holdings, Inc.	1,775,617
		12,820,165
	Retail REITs — 0.4%
189,732	Kimco Realty Corp.	3,790,845
	Semiconductors & Semiconductor Equipment — 3.2%
27,769	Applied Materials, Inc.	4,185,066
26,987	Lam Research Corp.	1,934,158
115,949	Micron Technology, Inc.	8,922,276
21,203	NXP Semiconductors N.V.	3,907,925
247,597	ON Semiconductor Corp. (a)	9,829,601
26,235	QUALCOMM, Inc.	3,894,848
23,752	Teradyne, Inc.	1,762,636
		34,436,510
	Software — 0.4%
54,628	Zoom Communications, Inc. (a)	4,235,855
	Specialty Retail — 1.5%
79,960	Best Buy Co., Inc.	5,332,532
8,412	Lowe’s Cos., Inc.	1,880,587
15,353	Ross Stores, Inc.	2,134,067
16,058	Ulta Beauty, Inc. (a)	6,353,187
		15,700,373
	Technology Hardware, Storage & Peripherals — 3.3%
44,212	Dell Technologies, Inc., Class C	4,056,893
652,932	Hewlett Packard Enterprise Co.	10,590,557

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
212,559	HP, Inc.	$5,435,134
47,439	Seagate Technology Holdings PLC	4,318,372
249,190	Western Digital Corp. (a)	10,929,473
		35,330,429
	Textiles, Apparel & Luxury Goods — 0.2%
30,907	NIKE, Inc., Class B	1,743,155
	Total Common Stocks	1,067,726,251
	(Cost $1,054,371,505)
MONEY MARKET FUNDS — 0.1%
1,234,433	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.18% (b)	1,234,433
	(Cost $1,234,433)

	Total Investments — 100.0%	1,068,960,684
	(Cost $1,055,605,938)
	Net Other Assets and Liabilities — 0.0%	211,411
	Net Assets — 100.0%	$1,069,172,095

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,067,726,251	$ 1,067,726,251	$ —	$ —
Money Market Funds	1,234,433	1,234,433	—	—
Total Investments	$1,068,960,684	$1,068,960,684	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 3.1%
14,034	Axon Enterprise, Inc. (a)	$8,607,052
34,532	HEICO Corp.	8,659,244
71,122	Howmet Aerospace, Inc.	9,856,087
3,897	TransDigm Group, Inc.	5,506,734
		32,629,117
	Banks — 1.6%
3,981	First Citizens BancShares, Inc., Class A	7,082,756
37,613	JPMorgan Chase & Co.	9,200,892
		16,283,648
	Beverages — 0.9%
51,531	Coca-Cola (The) Co.	3,738,574
92,111	Monster Beverage Corp. (a)	5,537,713
		9,276,287
	Biotechnology — 3.1%
27,336	Alnylam Pharmaceuticals, Inc. (a)	7,195,928
23,692	Amgen, Inc.	6,892,477
38,118	Natera, Inc. (a)	5,753,150
16,245	Neurocrine Biosciences, Inc. (a)	1,749,424
17,485	United Therapeutics Corp. (a)	5,299,529
11,118	Vertex Pharmaceuticals, Inc. (a)	5,664,621
		32,555,129
	Broadline Retail — 2.0%
19,397	Amazon.com, Inc. (a)	3,577,195
336,587	Coupang, Inc. (a)	7,866,038
136,228	eBay, Inc.	9,285,300
		20,728,533
	Building Products — 1.5%
28,341	Carrier Global Corp.	1,772,446
67,286	Johnson Controls International PLC	5,645,295
6,580	Lennox International, Inc.	3,597,615
10,954	Trane Technologies PLC	4,198,778
		15,214,134
	Capital Markets — 9.0%
11,134	Ameriprise Financial, Inc.	5,244,337
1,899	Blackrock, Inc.	1,736,180
32,618	Cboe Global Markets, Inc.	7,234,672
20,318	CME Group, Inc.	5,629,711
10,432	Coinbase Global, Inc., Class A (a)	2,116,549
16,889	Goldman Sachs Group (The), Inc.	9,247,572
44,576	Interactive Brokers Group, Inc., Class A	7,660,386
31,923	KKR & Co., Inc.	3,647,841
28,205	LPL Financial Holdings, Inc.	9,019,677
7,925	Moody’s Corp.	3,590,976
Shares	Description	Value

	Capital Markets (Continued)
63,267	Morgan Stanley	$7,302,277
97,303	Nasdaq, Inc.	7,415,462
93,530	Northern Trust Corp.	8,789,949
221,689	Robinhood Markets, Inc., Class A (a)	10,887,147
7,264	S&P Global, Inc.	3,632,363
		93,155,099
	Chemicals — 1.0%
12,514	Air Products and Chemicals, Inc.	3,392,420
14,557	Ecolab, Inc.	3,660,067
3,859	Linde PLC	1,749,015
5,145	Sherwin-Williams (The) Co.	1,815,773
		10,617,275
	Commercial Services & Supplies — 3.1%
26,227	Cintas Corp.	5,551,731
31,752	Copart, Inc. (a)	1,937,825
38,102	Republic Services, Inc.	9,554,076
99,766	Rollins, Inc.	5,699,632
18,438	Veralto Corp.	1,768,204
31,883	Waste Management, Inc.	7,440,217
		31,951,685
	Communications Equipment — 1.6%
87,350	Cisco Systems, Inc.	5,042,715
27,721	F5, Inc. (a)	7,338,858
8,430	Motorola Solutions, Inc.	3,712,488
		16,094,061
	Construction & Engineering — 1.0%
11,450	Comfort Systems USA, Inc.	4,551,947
9,985	EMCOR Group, Inc.	4,000,990
7,068	Quanta Services, Inc.	2,068,733
		10,621,670
	Consumer Finance — 1.5%
20,034	American Express Co.	5,337,258
793,352	SoFi Technologies, Inc. (a)	9,924,833
		15,262,091
	Consumer Staples Distribution & Retail — 2.5%
7,804	Costco Wholesale Corp.	7,761,078
60,447	Sprouts Farmers Market, Inc. (a)	10,336,437
84,080	Walmart, Inc.	8,176,780
		26,274,295
	Electric Utilities — 2.8%
8,911	Constellation Energy Corp.	1,991,074
107,927	Entergy Corp.	8,976,289
52,063	NextEra Energy, Inc.	3,481,973

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
204,412	PPL Corp.	$7,461,038
80,276	Southern (The) Co.	7,376,562
		29,286,936
	Electrical Equipment — 1.0%
10,438	AMETEK, Inc.	1,770,076
24,179	GE Vernova, Inc.	8,966,057
		10,736,133
	Electronic Equipment, Instruments & Components — 0.6%
82,182	Amphenol Corp., Class A	6,323,905
	Energy Equipment & Services — 0.7%
209,936	Baker Hughes Co.	7,431,734
	Entertainment — 4.3%
12,433	Electronic Arts, Inc.	1,803,904
59,886	Liberty Media Corp.-Liberty Formula One, Class C (a)	5,310,092
56,527	Live Nation Entertainment, Inc. (a)	7,487,001
9,894	Netflix, Inc. (a)	11,197,238
158,290	ROBLOX Corp., Class A (a)	10,613,344
35,615	Take-Two Interactive Software, Inc. (a)	8,309,692
		44,721,271
	Financial Services — 4.3%
119,281	Affirm Holdings, Inc. (a)	5,935,423
26,951	Apollo Global Management, Inc.	3,678,272
15,458	Corpay, Inc. (a)	5,029,569
41,782	Fiserv, Inc. (a)	7,711,704
6,733	Mastercard, Inc., Class A	3,690,088
27,537	PayPal Holdings, Inc. (a)	1,813,036
278,163	Toast, Inc., Class A (a)	9,897,040
21,062	Visa, Inc., Class A	7,276,921
		45,032,053
	Health Care Equipment & Supplies — 2.7%
91,461	Boston Scientific Corp. (a)	9,408,593
28,108	Insulet Corp. (a)	7,091,367
7,452	Intuitive Surgical, Inc. (a)	3,843,742
8,026	ResMed, Inc.	1,898,871
7,928	STERIS PLC	1,781,739
9,915	Stryker Corp.	3,707,417
		27,731,729
	Health Care REITs — 1.4%
107,349	Ventas, Inc.	7,523,018
48,178	Welltower, Inc.	7,351,481
		14,874,499
Shares	Description	Value

	Health Care Technology — 0.4%
15,934	Veeva Systems, Inc., Class A (a)	$3,723,616
	Hotels, Restaurants & Leisure — 6.0%
1,169	Booking Holdings, Inc.	5,961,058
276,002	Carnival Corp. (a)	5,061,877
20,793	Cava Group, Inc. (a)	1,921,897
11,732	Domino’s Pizza, Inc.	5,753,021
50,483	DoorDash, Inc., Class A (a)	9,737,666
43,910	Expedia Group, Inc.	6,890,796
16,220	Hilton Worldwide Holdings, Inc.	3,657,286
7,543	Marriott International, Inc., Class A	1,799,609
11,815	McDonald’s Corp.	3,776,665
35,929	Royal Caribbean Cruises Ltd.	7,721,501
37,625	Starbucks Corp.	3,011,881
46,908	Yum! Brands, Inc.	7,056,839
		62,350,096
	Household Durables — 0.8%
42,493	Garmin Ltd.	7,940,667
	Household Products — 0.5%
19,175	Colgate-Palmolive Co.	1,767,743
21,656	Procter & Gamble (The) Co.	3,520,616
		5,288,359
	Independent Power and Renewable Electricity Producers — 1.0%
78,566	Vistra Corp.	10,184,511
	Industrial Conglomerates — 0.4%
17,429	Honeywell International, Inc.	3,668,805
	Insurance — 3.9%
18,496	Aon PLC, Class A	6,562,196
21,380	Arthur J. Gallagher & Co.	6,856,352
74,169	Brown & Brown, Inc.	8,203,091
8,806	Erie Indemnity Co., Class A	3,158,008
30,248	Marsh & McLennan Cos., Inc.	6,820,017
32,602	Progressive (The) Corp.	9,185,287
		40,784,951
	Interactive Media & Services — 1.5%
11,619	Alphabet, Inc., Class A	1,845,097
9,353	Meta Platforms, Inc., Class A	5,134,797
119,054	Pinterest, Inc., Class A (a)	3,014,447
51,385	Reddit, Inc., Class A (a)	5,989,950
		15,984,291
	IT Services — 5.0%
65,501	Cloudflare, Inc., Class A (a)	7,911,211
29,923	GoDaddy, Inc., Class A (a)	5,635,399

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services (Continued)
29,684	International Business Machines Corp.	$7,178,185
70,152	Okta, Inc. (a)	7,868,248
25,251	Snowflake, Inc., Class A (a)	4,027,282
94,236	Twilio, Inc., Class A (a)	9,113,563
36,344	VeriSign, Inc. (a)	10,253,369
		51,987,257
	Life Sciences Tools & Services — 0.2%
4,875	Waters Corp. (a)	1,695,184
	Machinery — 2.2%
5,732	Cummins, Inc.	1,684,291
11,485	Deere & Co.	5,323,986
52,232	Otis Worldwide Corp.	5,028,375
2,956	Parker-Hannifin Corp.	1,788,557
29,724	Westinghouse Air Brake Technologies Corp.	5,491,212
30,895	Xylem, Inc.	3,725,010
		23,041,431
	Multi-Utilities — 1.0%
184,119	NiSource, Inc.	7,200,894
44,843	Public Service Enterprise Group, Inc.	3,584,301
		10,785,195
	Oil, Gas & Consumable Fuels — 4.6%
31,898	Cheniere Energy, Inc.	7,371,947
258,722	Kinder Morgan, Inc.	6,804,388
92,992	ONEOK, Inc.	7,640,223
46,025	Targa Resources Corp.	7,865,672
6,964	Texas Pacific Land Corp.	8,975,691
154,396	Williams (The) Cos., Inc.	9,042,974
		47,700,895
	Passenger Airlines — 0.7%
106,899	United Airlines Holdings, Inc. (a)	7,356,789
	Pharmaceuticals — 0.4%
4,469	Eli Lilly & Co.	4,017,408
	Professional Services — 2.0%
17,642	Automatic Data Processing, Inc.	5,303,185
22,232	Broadridge Financial Solutions, Inc.	5,389,037
34,938	Paychex, Inc.	5,140,078
18,111	Verisk Analytics, Inc.	5,368,644
		21,200,944
	Real Estate Management & Development — 0.5%
78,622	Zillow Group, Inc., Class C (a)	5,293,619
Shares	Description	Value

	Residential REITs — 1.0%
25,101	Equity Residential	$1,763,596
12,039	Essex Property Trust, Inc.	3,360,687
51,557	Invitation Homes, Inc.	1,762,734
22,023	Mid-America Apartment Communities, Inc.	3,515,972
		10,402,989
	Retail REITs — 0.2%
30,974	Realty Income Corp.	1,792,156
	Semiconductors & Semiconductor Equipment — 0.6%
10,731	Broadcom, Inc.	2,065,395
2,643	KLA Corp.	1,857,210
16,578	NVIDIA Corp.	1,805,676
		5,728,281
	Software — 8.1%
27,858	AppLovin Corp., Class A (a)	7,502,438
15,289	Crowdstrike Holdings, Inc., Class A (a)	6,556,993
66,220	Docusign, Inc. (a)	5,413,485
2,001	Fair Isaac Corp. (a)	3,981,350
55,997	Fortinet, Inc. (a)	5,810,249
139,060	Gen Digital, Inc.	3,597,482
28,769	Guidewire Software, Inc. (a)	5,891,028
3,145	HubSpot, Inc. (a)	1,923,168
2,926	Intuit, Inc.	1,835,977
12,803	MicroStrategy, Inc., Class A (a)	4,866,548
77,215	Nutanix, Inc., Class A (a)	5,304,671
109,321	Palantir Technologies, Inc., Class A (a)	12,947,979
10,529	Palo Alto Networks, Inc. (a)	1,968,186
9,143	Roper Technologies, Inc.	5,120,812
6,348	Tyler Technologies, Inc. (a)	3,448,868
7,693	Workday, Inc., Class A (a)	1,884,785
27,166	Zscaler, Inc. (a)	6,144,134
		84,198,153
	Specialized REITs — 0.5%
8,257	American Tower Corp.	1,861,210
12,101	Extra Space Storage, Inc.	1,773,039
55,082	VICI Properties, Inc.	1,763,726
		5,397,975
	Specialty Retail — 4.0%
2,421	AutoZone, Inc. (a)	9,109,255
15,485	Burlington Stores, Inc. (a)	3,484,744
44,130	Carvana Co. (a)	10,783,165
6,441	O’Reilly Automotive, Inc. (a)	9,115,303
60,601	TJX (The) Cos., Inc.	7,798,137
11,365	Williams-Sonoma, Inc.	1,755,552
		42,046,156

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals — 0.6%
8,089	Apple, Inc.	$1,718,913
157,428	Super Micro Computer, Inc. (a) (b)	5,015,656
		6,734,569
	Textiles, Apparel & Luxury Goods — 0.9%
131,042	Tapestry, Inc.	9,258,117
	Tobacco — 1.8%
153,726	Altria Group, Inc.	9,092,893
58,129	Philip Morris International, Inc.	9,960,985
		19,053,878
	Trading Companies & Distributors — 0.6%
47,591	Fastenal Co.	3,853,443
1,819	W.W. Grainger, Inc.	1,863,220
		5,716,663
	Wireless Telecommunication Services — 0.8%
34,594	T-Mobile US, Inc.	8,542,988
	Total Common Stocks	1,038,677,227
	(Cost $867,971,068)
MONEY MARKET FUNDS — 0.1%
887,901	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.18% (c)	887,901
	(Cost $887,901)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.5%
$2,658,564	JPMorgan Chase & Co., 4.37% (c), dated 04/30/25, due 05/01/25, with a maturity value of $2,658,887. Collateralized by U.S. Treasury Securities, interest rates of 3.75% to 3.88%, due 04/30/30 to 05/31/30. The value of the collateral including accrued interest is $2,711,735. (d)	$2,658,564
2,554,307	RBC Dominion Securities, Inc., 4.36% (c), dated 04/30/25, due 05/01/25, with a maturity value of $2,554,616. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.25%, due 04/15/26 to 08/15/46. The value of the collateral including accrued interest is $2,605,393. (d)	2,554,307
	Total Repurchase Agreements	5,212,871
	(Cost $5,212,871)

	Total Investments — 100.5%	1,044,777,999
	(Cost $874,071,840)
	Net Other Assets and Liabilities — (0.5)%	(5,438,310)
	Net Assets — 100.0%	$1,039,339,689

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $4,514,084 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $5,212,871.

(c)	Rate shown reflects yield as of April 30, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,038,677,227	$ 1,038,677,227	$ —	$ —
Money Market Funds	887,901	887,901	—	—
Repurchase Agreements	5,212,871	—	5,212,871	—
Total Investments	$1,044,777,999	$1,039,565,128	$5,212,871	$—

*	See Portfolio of Investments for industry breakout.

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 0.9%
372	General Dynamics Corp.	$101,229
755	Huntington Ingalls Industries, Inc.	173,907
995	L3Harris Technologies, Inc.	218,920
227	Lockheed Martin Corp.	108,449
406	Northrop Grumman Corp.	197,519
2,131	Textron, Inc.	149,958
593	V2X, Inc. (a)	29,508
		979,490
	Air Freight & Logistics — 0.8%
843	Expeditors International of Washington, Inc.	92,654
1,707	FedEx Corp.	359,033
2,627	GXO Logistics, Inc. (a)	95,203
2,345	Hub Group, Inc., Class A	74,079
2,764	United Parcel Service, Inc., Class B	263,409
		884,378
	Automobile Components — 1.8%
11,514	Adient PLC (a)	145,652
4,314	Aptiv PLC (a)	246,157
7,168	BorgWarner, Inc.	203,428
4,444	Dana, Inc.	61,061
2,537	Fox Factory Holding Corp. (a)	51,526
14,153	Garrett Motion, Inc.	130,491
8,813	Gentex Corp.	191,947
4,430	Gentherm, Inc. (a)	115,224
16,026	Goodyear Tire & Rubber (The) Co. (a)	174,363
997	LCI Industries	76,849
2,910	Lear Corp.	249,532
701	Patrick Industries, Inc.	53,963
2,792	Phinia, Inc.	112,099
1,526	Visteon Corp. (a)	120,844
		1,933,136
	Automobiles — 1.3%
51,873	Ford Motor Co.	519,249
11,063	General Motors Co.	500,490
5,865	Harley-Davidson, Inc.	131,493
2,708	Thor Industries, Inc.	196,114
843	Winnebago Industries, Inc.	26,824
		1,374,170
	Banks — 7.9%
991	1st Source Corp.	59,410
2,675	Ameris Bancorp	156,755
2,278	Associated Banc-Corp.	50,253
1,902	Atlantic Union Bankshares Corp.	52,685
Shares	Description	Value

	Banks (Continued)
2,387	Axos Financial, Inc. (a)	$151,527
7,284	Bank of America Corp.	290,486
5,907	Bank OZK	251,638
2,532	BankUnited, Inc.	82,822
455	Banner Corp.	27,819
1,114	Berkshire Hills Bancorp, Inc.	27,661
986	BOK Financial Corp.	91,866
5,073	Cadence Bank	148,436
2,026	Cathay General Bancorp	84,464
5,864	Citigroup, Inc.	400,980
10,159	Citizens Financial Group, Inc.	374,766
1,738	Comerica, Inc.	93,417
2,360	Customers Bancorp, Inc. (a)	118,000
1,042	Dime Community Bancshares, Inc.	26,769
7,754	Fifth Third Bancorp	278,679
724	First Bancorp	29,293
1,516	First BanCorp	29,774
3,811	First Commonwealth Financial Corp.	58,385
3,490	First Financial Bancorp	80,794
1,189	First Hawaiian, Inc.	27,181
5,286	First Horizon Corp.	95,571
1,464	First Merchants Corp.	52,177
1,638	Firstsun Capital Bancorp (a)	57,314
11,451	FNB Corp.	149,894
3,274	Fulton Financial Corp.	54,610
2,937	Hancock Whitney Corp.	152,988
1,945	Hilltop Holdings, Inc.	57,436
5,658	Hope Bancorp, Inc.	56,410
27,730	Huntington Bancshares, Inc.	402,917
1,392	Independent Bank Corp.	82,253
2,443	International Bancshares Corp.	149,121
1,090	Live Oak Bancshares, Inc.	28,493
2,329	M&T Bank Corp.	395,371
7,253	Northwest Bancshares, Inc.	89,575
1,480	OFG Bancorp	58,238
1,708	Origin Bancorp, Inc.	54,724
4,089	Pacific Premier Bancorp, Inc.	83,170
3,994	Peoples Bancorp, Inc.	115,866
1,184	PNC Financial Services Group (The), Inc.	190,257
1,112	Popular, Inc.	106,107
708	Preferred Bank	56,541
1,438	Prosperity Bancshares, Inc.	97,640
3,450	Provident Financial Services, Inc.	56,477
13,988	Regions Financial Corp.	285,495
3,491	Renasant Corp.	111,956
2,353	S&T Bancorp, Inc.	85,743
1,129	Seacoast Banking Corp. of Florida	26,769

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Banks (Continued)
2,885	Simmons First National Corp., Class A	$53,834
3,151	Stellar Bancorp, Inc.	78,649
1,098	Synovus Financial Corp.	47,565
850	TowneBank	28,008
1,482	TriCo Bancshares	57,176
10,115	Truist Financial Corp.	387,809
2,528	Trustmark Corp.	84,814
9,859	U.S. Bancorp	397,712
2,962	United Bankshares, Inc.	101,567
3,650	United Community Banks, Inc.	100,776
17,323	Valley National Bancorp	148,978
3,491	Veritex Holdings, Inc.	81,270
3,050	WaFd, Inc.	87,016
2,988	Webster Financial Corp.	141,332
5,798	Wells Fargo & Co.	411,716
939	WesBanco, Inc.	27,963
1,170	Westamerica BanCorp	56,663
1,142	WSFS Financial Corp.	58,870
3,088	Zions Bancorp N.A.	138,867
		8,637,558
	Beverages — 0.5%
6,132	Brown-Forman Corp., Class B	213,639
4,216	Molson Coors Beverage Co., Class B	242,546
1,235	National Beverage Corp.	54,834
		511,019
	Biotechnology — 0.9%
3,110	Alkermes PLC (a)	89,475
3,802	Biogen, Inc. (a)	460,346
656	Regeneron Pharmaceuticals, Inc.	392,786
		942,607
	Broadline Retail — 0.5%
573	Dillard’s, Inc., Class A	198,636
1,088	Etsy, Inc. (a)	47,306
18,103	Kohl’s Corp. (b)	121,290
20,435	Macy’s, Inc.	233,368
		600,600
	Building Products — 2.2%
1,571	A.O. Smith Corp.	106,608
945	Advanced Drainage Systems, Inc.	107,248
2,517	American Woodmark Corp. (a)	148,503
3,331	Builders FirstSource, Inc. (a)	398,487
1,223	Carlisle Cos., Inc.	464,104
1,687	Fortune Brands Innovations, Inc.	90,794
1,486	Gibraltar Industries, Inc. (a)	78,684
2,088	Hayward Holdings, Inc. (a)	27,833
Shares	Description	Value

	Building Products (Continued)
8,227	Janus International Group, Inc. (a)	$56,602
1,457	Masco Corp.	88,309
9,071	Masterbrand, Inc. (a)	110,213
2,129	Owens Corning	309,578
4,925	Resideo Technologies, Inc. (a)	82,641
653	Simpson Manufacturing Co., Inc.	100,360
884	Trex Co., Inc. (a)	51,113
1,438	UFP Industries, Inc.	142,146
		2,363,223
	Capital Markets — 2.6%
1,222	Affiliated Managers Group, Inc.	202,400
743	Artisan Partners Asset Management, Inc., Class A	27,476
3,624	Bank of New York Mellon (The) Corp.	291,406
4,774	Carlyle Group (The), Inc.	184,467
6,716	DigitalBridge Group, Inc.	56,414
1,994	Donnelley Financial Solutions, Inc. (a)	96,111
257	Evercore, Inc., Class A	52,760
1,453	Federated Hermes, Inc.	59,006
5,334	Franklin Resources, Inc.	100,066
10,172	Golub Capital BDC, Inc.	145,663
16,920	Invesco Ltd.	235,696
3,885	Jefferies Financial Group, Inc.	181,546
207	Piper Sandler Cos.	49,912
730	Raymond James Financial, Inc.	100,039
4,649	State Street Corp.	409,577
544	Stifel Financial Corp.	46,615
5,663	T. Rowe Price Group, Inc.	501,459
687	Virtus Investment Partners, Inc.	105,516
		2,846,129
	Chemicals — 3.3%
999	Ashland, Inc.	54,336
4,144	Avient Corp.	138,037
1,548	Axalta Coating Systems Ltd. (a)	50,310
2,470	Cabot Corp.	193,994
6,657	CF Industries Holdings, Inc.	521,709
2,148	Chemours (The) Co.	26,592
11,919	Dow, Inc.	364,602
1,357	DuPont de Nemours, Inc.	89,548
2,331	Eastman Chemical Co.	179,487
2,271	Element Solutions, Inc.	46,351
4,867	FMC Corp.	204,025
518	H.B. Fuller Co.	27,993
1,840	Huntsman Corp.	24,490
1,306	International Flavors & Fragrances, Inc.	102,469
5,913	LyondellBasell Industries N.V., Class A	344,196

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
1,864	Minerals Technologies, Inc.	$96,164
7,603	Mosaic (The) Co.	231,131
272	NewMarket Corp.	167,362
4,887	Olin Corp.	105,657
1,903	PPG Industries, Inc.	207,160
479	Quaker Chemical Corp.	50,745
876	RPM International, Inc.	93,513
391	Sensient Technologies Corp.	36,734
2,153	Stepan Co.	108,856
2,053	Westlake Corp.	189,759
		3,655,220
	Commercial Services & Supplies — 0.6%
11,533	BrightView Holdings, Inc. (a)	158,233
1,433	CoreCivic, Inc. (a)	32,443
1,965	HNI Corp.	83,120
4,393	Interface, Inc.	82,588
4,555	MillerKnoll, Inc.	74,702
10,809	Steelcase, Inc., Class A	107,225
501	UniFirst Corp.	89,413
2,935	Vestis Corp.	25,711
		653,435
	Communications Equipment — 0.1%
14,211	Viasat, Inc. (a)	131,736
	Construction & Engineering — 0.3%
666	Arcosa, Inc.	53,326
7,166	Fluor Corp. (a)	250,022
		303,348
	Consumer Finance — 1.8%
5,631	Ally Financial, Inc.	183,908
2,365	Bread Financial Holdings, Inc.	112,219
2,322	Capital One Financial Corp.	418,564
1,706	FirstCash Holdings, Inc.	228,536
8,447	LendingClub Corp. (a)	82,527
11,724	Navient Corp.	145,143
262	Nelnet, Inc., Class A	27,796
3,150	OneMain Holdings, Inc.	148,270
5,567	PROG Holdings, Inc.	146,746
9,828	Synchrony Financial	510,565
		2,004,274
	Consumer Staples Distribution & Retail — 1.6%
7,003	Albertsons Cos., Inc., Class A	153,926
2,760	Andersons (The), Inc.	104,080
233	Casey’s General Stores, Inc.	107,783
3,457	Dollar General Corp.	323,886
Shares	Description	Value

	Consumer Staples Distribution & Retail (Continued)
6,236	Grocery Outlet Holding Corp. (a)	$104,702
4,490	Kroger (The) Co.	324,223
331	PriceSmart, Inc.	33,593
3,988	Target Corp.	385,640
3,182	United Natural Foods, Inc. (a)	84,991
1,131	Weis Markets, Inc.	97,255
		1,720,079
	Containers & Packaging — 0.9%
1,170	Avery Dennison Corp.	200,199
7,910	Graphic Packaging Holding Co.	200,202
2,155	Greif, Inc., Class A	113,095
5,164	O-I Glass, Inc. (a)	65,376
1,051	Packaging Corp. of America	195,076
1,777	Sealed Air Corp.	48,974
2,009	Silgan Holdings, Inc.	103,765
2,173	Sonoco Products Co.	89,093
		1,015,780
	Distributors — 0.2%
851	Genuine Parts Co.	100,035
3,620	LKQ Corp.	138,320
		238,355
	Diversified Consumer Services — 0.5%
25,226	ADT, Inc.	202,313
154	Graham Holdings Co., Class B	141,688
3,462	Perdoceo Education Corp.	86,965
1,038	Strategic Education, Inc.	84,680
		515,646
	Diversified REITs — 0.2%
3,437	Alexander & Baldwin, Inc.	59,048
6,952	Broadstone Net Lease, Inc.	112,483
813	WP Carey, Inc.	50,764
		222,295
	Diversified Telecommunication Services — 0.9%
14,718	AT&T, Inc.	407,689
566	IDT Corp., Class B	28,442
14,037	Liberty Latin America Ltd., Class C (a)	77,203
11,470	Verizon Communications, Inc.	505,368
		1,018,702
	Electric Utilities — 3.4%
3,234	Alliant Energy Corp.	197,403
2,782	American Electric Power Co., Inc.	301,402
2,492	Duke Energy Corp.	304,074
7,064	Edison International	377,995

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
2,234	Evergy, Inc.	$154,369
6,702	Eversource Energy	398,635
9,033	Exelon Corp.	423,648
5,149	FirstEnergy Corp.	220,789
884	IDACORP, Inc.	104,392
2,180	NRG Energy, Inc.	238,884
2,234	OGE Energy Corp.	101,379
1,085	Otter Tail Corp.	86,127
1,617	Pinnacle West Capital Corp.	153,906
4,604	Portland General Electric Co.	193,921
1,920	TXNM Energy, Inc.	102,144
5,880	Xcel Energy, Inc.	415,716
		3,774,784
	Electrical Equipment — 0.7%
390	Acuity, Inc.	95,008
2,469	Atkore, Inc.	157,695
924	Emerson Electric Co.	97,122
952	EnerSys	82,443
405	Generac Holdings, Inc. (a)	46,324
3,655	NEXTracker, Inc., Class A (a)	148,429
902	Regal Rexnord Corp.	95,468
		722,489
	Electronic Equipment, Instruments & Components — 1.6%
1,484	Arrow Electronics, Inc. (a)	165,258
4,270	Avnet, Inc.	200,647
1,557	Benchmark Electronics, Inc.	50,649
1,152	Crane NXT Co.	54,052
971	ePlus, Inc. (a)	60,552
342	Insight Enterprises, Inc. (a)	47,292
466	PC Connection, Inc.	28,911
877	Rogers Corp. (a)	54,207
1,347	Sanmina Corp. (a)	103,436
1,975	TD SYNNEX Corp.	218,830
204	Teledyne Technologies, Inc. (a)	95,070
7,925	Trimble, Inc. (a)	492,459
2,888	TTM Technologies, Inc. (a)	57,818
1,828	Vishay Intertechnology, Inc.	23,746
4,688	Vontier Corp.	149,125
		1,802,052
	Energy Equipment & Services — 1.8%
14,898	Expro Group Holdings N.V. (a)	123,206
20,508	Halliburton Co.	406,469
17,820	Helix Energy Solutions Group, Inc. (a)	108,524
5,669	Helmerich & Payne, Inc.	107,087
6,596	Innovex International, Inc. (a)	99,600
9,354	Liberty Energy, Inc.	107,571
Shares	Description	Value

	Energy Equipment & Services (Continued)
16,865	NOV, Inc.	$195,803
3,535	Patterson-UTI Energy, Inc.	19,937
26,923	RPC, Inc.	127,346
9,957	Schlumberger N.V.	331,070
18,685	Transocean Ltd. (a)	39,799
3,772	Valaris Ltd. (a)	121,873
4,794	Weatherford International PLC	198,472
		1,986,757
	Entertainment — 0.1%
888	Sphere Entertainment Co. (a)	24,198
1,027	Walt Disney (The) Co.	93,406
		117,604
	Financial Services — 3.2%
781	Berkshire Hathaway, Inc., Class B (a)	416,468
9,576	Block, Inc. (a)	559,909
13,184	Corebridge Financial, Inc.	390,642
7,386	Enact Holdings, Inc.	264,345
4,446	Essent Group Ltd.	253,111
480	Euronet Worldwide, Inc. (a)	47,568
1,611	EVERTEC, Inc.	54,677
5,314	Global Payments, Inc.	405,511
2,451	Jackson Financial, Inc., Class A	190,957
10,358	MGIC Investment Corp.	258,018
4,107	NMI Holdings, Inc. (a)	148,550
513	PennyMac Financial Services, Inc.	49,987
7,762	Radian Group, Inc.	247,918
758	Voya Financial, Inc.	44,874
694	Walker & Dunlop, Inc.	53,119
11,197	Western Union (The) Co.	110,962
		3,496,616
	Food Products — 3.5%
10,837	Archer-Daniels-Midland Co.	517,467
3,359	Bunge Global S.A.	264,420
1,286	Campbell’s (The) Co.	46,888
3,850	Conagra Brands, Inc.	95,133
6,573	Darling Ingredients, Inc. (a)	211,585
8,101	Flowers Foods, Inc.	142,497
4,803	Fresh Del Monte Produce, Inc.	163,350
5,083	General Mills, Inc.	288,409
1,778	Hershey (The) Co.	297,264
6,727	Hormel Foods Corp.	201,137
1,139	Ingredion, Inc.	151,282
13,679	Kraft Heinz (The) Co.	398,059
294	Lancaster Colony Corp.	47,857
3,067	Mondelez International, Inc., Class A	208,955
1,323	Post Holdings, Inc. (a)	149,724
55	Seaboard Corp.	142,229

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
4,373	TreeHouse Foods, Inc. (a)	$101,847
6,523	Tyson Foods, Inc., Class A	399,469
1,458	WK Kellogg Co. (b)	26,142
		3,853,714
	Gas Utilities — 1.2%
1,966	Atmos Energy Corp.	315,799
7,006	MDU Resources Group, Inc.	120,083
3,140	New Jersey Resources Corp.	153,672
2,041	Northwest Natural Holding Co.	87,967
2,038	ONE Gas, Inc.	160,003
2,145	Southwest Gas Holdings, Inc.	154,890
1,968	Spire, Inc.	150,631
6,210	UGI Corp.	203,626
		1,346,671
	Ground Transportation — 2.0%
2,099	ArcBest Corp.	122,833
10,328	CSX Corp.	289,907
2,054	J.B. Hunt Transport Services, Inc.	268,211
3,541	Knight-Swift Transportation Holdings, Inc.	138,701
342	Landstar System, Inc.	45,879
6,354	Marten Transport Ltd.	81,585
879	Norfolk Southern Corp.	196,940
613	Old Dominion Freight Line, Inc.	93,961
1,428	Ryder System, Inc.	196,593
3,815	Schneider National, Inc., Class B	81,984
2,856	Uber Technologies, Inc. (a)	231,365
2,602	U-Haul Holding Co.	142,590
429	Union Pacific Corp.	92,518
5,643	Universal Logistics Holdings, Inc.	122,679
2,975	Werner Enterprises, Inc.	73,364
		2,179,110
	Health Care Equipment & Supplies — 1.1%
2,292	Abbott Laboratories	299,679
638	Align Technology, Inc. (a)	110,565
981	CONMED Corp.	48,177
1,256	GE HealthCare Technologies, Inc.	88,335
4,921	Hologic, Inc. (a)	286,402
1,321	Integra LifeSciences Holdings Corp. (a)	21,651
1,127	Medtronic PLC	95,525
2,685	Zimmer Biomet Holdings, Inc.	276,689
		1,227,023
Shares	Description	Value

	Health Care Providers & Services — 3.1%
8,466	Acadia Healthcare Co., Inc. (a)	$198,104
13,660	AdaptHealth Corp. (a)	116,247
8,616	Ardent Health Partners, Inc. (a)	109,682
8,570	Centene Corp. (a)	512,914
83	Chemed Corp.	48,265
308	Cigna Group (The)	104,732
6,144	CVS Health Corp.	409,866
478	Elevance Health, Inc.	201,037
602	HCA Healthcare, Inc.	207,738
749	Henry Schein, Inc. (a)	48,662
383	Humana, Inc.	100,438
894	Labcorp Holdings, Inc.	215,463
632	Molina Healthcare, Inc. (a)	206,670
940	National HealthCare Corp.	88,821
1,230	Quest Diagnostics, Inc.	219,211
7,094	Select Medical Holdings Corp.	129,395
1,908	Tenet Healthcare Corp. (a)	272,749
1,366	Universal Health Services, Inc., Class B	241,878
		3,431,872
	Health Care REITs — 0.2%
3,286	Alexandria Real Estate Equities, Inc.	238,761
	Hotel & Resort REITs — 0.5%
11,470	Apple Hospitality REIT, Inc.	135,002
13,865	Park Hotels & Resorts, Inc.	137,818
11,694	Pebblebrook Hotel Trust	105,831
18,768	RLJ Lodging Trust	131,564
6,295	Sunstone Hotel Investors, Inc.	52,500
		562,715
	Hotels, Restaurants & Leisure — 0.8%
3,119	Boyd Gaming Corp.	215,648
6,160	Caesars Entertainment, Inc. (a)	166,690
1,525	Cracker Barrel Old Country Store, Inc. (b)	65,118
24,079	Krispy Kreme, Inc.	98,724
593	Light & Wonder, Inc. (a)	50,630
2,305	Marriott Vacations Worldwide Corp.	126,337
3,464	MGM Resorts International (a)	108,977
1,442	Papa John’s International, Inc.	49,792
1,782	Penn Entertainment, Inc. (a)	27,122
		909,038
	Household Durables — 3.8%
99	Cavco Industries, Inc. (a)	48,891
2,207	Century Communities, Inc.	120,370
4,093	D.R. Horton, Inc.	517,110
2,032	Green Brick Partners, Inc. (a)	119,868
2,768	Helen of Troy Ltd. (a)	77,116

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables (Continued)
598	Installed Building Products, Inc.	$99,166
4,417	KB Home	238,651
3,030	La-Z-Boy, Inc.	119,685
4,533	Lennar Corp., Class A	492,329
2,228	LGI Homes, Inc. (a)	121,671
1,297	M/I Homes, Inc. (a)	138,364
3,621	Meritage Homes Corp.	246,735
2,248	Mohawk Industries, Inc. (a)	239,075
42	NVR, Inc. (a)	299,282
5,061	PulteGroup, Inc.	519,157
4,275	Taylor Morrison Home Corp. (a)	245,171
2,431	Toll Brothers, Inc.	245,215
336	TopBuild Corp. (a)	99,375
4,639	Tri Pointe Homes, Inc. (a)	142,649
		4,129,880
	Household Products — 0.4%
1,810	Central Garden & Pet Co., Class A (a)	53,522
712	Kimberly-Clark Corp.	93,827
6,454	Reynolds Consumer Products, Inc.	148,442
1,656	Spectrum Brands Holdings, Inc.	104,494
		400,285
	Independent Power and Renewable Electricity Producers — 0.2%
16,533	AES (The) Corp.	165,330
	Industrial Conglomerates — 0.1%
690	3M Co.	95,848
	Industrial REITs — 0.3%
2,737	Innovative Industrial Properties, Inc.	148,646
6,848	LXP Industrial Trust	54,031
907	Prologis, Inc.	92,695
1,421	STAG Industrial, Inc.	46,936
		342,308
	Insurance — 6.5%
2,734	Aflac, Inc.	297,131
1,005	Allstate (The) Corp.	199,382
391	American Financial Group, Inc.	49,524
4,788	American International Group, Inc.	390,318
5,409	Arch Capital Group Ltd.	490,488
489	Assurant, Inc.	94,250
2,331	Assured Guaranty Ltd.	204,499
2,048	Axis Capital Holdings Ltd.	197,263
1,503	Brighthouse Financial, Inc. (a)	87,505
Shares	Description	Value

	Insurance (Continued)
1,006	Chubb Ltd.	$287,796
3,522	Cincinnati Financial Corp.	490,298
3,697	CNO Financial Group, Inc.	140,264
2,339	Employers Holdings, Inc.	113,652
1,145	Everest Group Ltd.	410,860
3,198	Fidelity National Financial, Inc.	204,832
16,709	Genworth Financial, Inc. (a)	114,624
779	Globe Life, Inc.	96,082
7,143	Hamilton Insurance Group Ltd., Class B (a)	132,145
295	Hanover Insurance Group (The), Inc.	48,999
2,456	Hartford Insurance Group (The), Inc.	301,278
680	Horace Mann Educators Corp.	28,247
1,536	Kemper Corp.	90,808
7,147	Lincoln National Corp.	227,775
3,307	Loews Corp.	287,147
278	Markel Group, Inc. (a)	505,571
2,119	Mercury General Corp.	117,435
1,261	MetLife, Inc.	95,042
3,926	Old Republic International Corp.	147,618
1,201	Principal Financial Group, Inc.	89,054
1,864	Prudential Financial, Inc.	191,451
1,069	RenaissanceRe Holdings Ltd.	258,623
368	Safety Insurance Group, Inc.	28,152
1,681	SiriusPoint Ltd. (a)	28,241
407	Stewart Information Services Corp.	26,650
1,149	Travelers (The) Cos., Inc.	303,485
2,521	Unum Group	195,781
1,424	W.R. Berkley Corp.	102,087
		7,074,357
	Interactive Media & Services — 0.1%
3,940	Ziff Davis, Inc. (a)	116,348
	IT Services — 1.1%
3,776	Akamai Technologies, Inc. (a)	304,270
3,259	ASGN, Inc. (a)	164,189
5,441	Cognizant Technology Solutions Corp., Class A	400,294
12,043	DXC Technology Co. (a)	186,907
608	EPAM Systems, Inc. (a)	95,401
		1,151,061
	Leisure Products — 0.4%
747	Acushnet Holdings Corp.	49,467
1,906	Brunswick Corp.	87,771
7,926	Mattel, Inc. (a)	125,944
2,129	Polaris, Inc.	72,301
1,789	YETI Holdings, Inc. (a)	51,076
		386,559

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Life Sciences Tools & Services — 0.5%
25,677	Avantor, Inc. (a)	$333,544
575	IQVIA Holdings, Inc. (a)	89,165
958	Revvity, Inc.	89,506
		512,215
	Machinery — 2.7%
333	Alamo Group, Inc.	55,604
420	Albany International Corp., Class A	27,619
2,962	Dover Corp.	505,465
1,384	Fortive Corp.	96,451
547	Franklin Electric Co., Inc.	46,473
2,891	Greenbrier (The) Cos., Inc.	122,636
2,716	Helios Technologies, Inc.	74,038
3,306	Hillman Solutions Corp. (a)	23,109
560	IDEX Corp.	97,423
4,093	Kennametal, Inc.	79,732
272	Lincoln Electric Holdings, Inc.	47,926
230	Lindsay Corp.	29,684
676	Middleby (The) Corp. (a)	90,145
2,023	Mueller Industries, Inc.	148,812
254	Nordson Corp.	48,151
2,729	Oshkosh Corp.	228,581
4,274	PACCAR, Inc.	385,558
902	Snap-on, Inc.	283,057
668	Stanley Black & Decker, Inc.	40,093
742	Tennant Co.	53,543
3,920	Terex Corp.	137,984
2,857	Timken (The) Co.	183,562
1,411	Toro (The) Co.	96,343
		2,901,989
	Marine Transportation — 0.3%
1,524	Kirby Corp. (a)	146,868
2,003	Matson, Inc.	218,507
		365,375
	Media — 2.0%
446	Cable One, Inc.	119,202
825	Charter Communications, Inc., Class A (a)	323,284
14,100	Comcast Corp., Class A	482,220
5,371	Fox Corp., Class A	267,422
15,291	News Corp., Class A	414,692
1,145	Nexstar Media Group, Inc.	171,361
3,666	Omnicom Group, Inc.	279,203
8,127	TEGNA, Inc.	131,901
		2,189,285
	Metals & Mining — 2.5%
1,683	Alcoa Corp.	41,284
Shares	Description	Value

	Metals & Mining (Continued)
1,182	Alpha Metallurgical Resources, Inc. (a)	$143,436
6,245	Cleveland-Cliffs, Inc. (a)	51,459
1,115	Commercial Metals Co.	49,662
2,676	Freeport-McMoRan, Inc.	96,416
1,438	Kaiser Aluminum Corp.	92,694
10,777	Newmont Corp.	567,732
4,324	Nucor Corp.	516,156
1,441	Reliance, Inc.	415,339
4,159	Steel Dynamics, Inc.	539,464
3,103	Warrior Met Coal, Inc.	148,385
4,677	Worthington Steel, Inc.	120,012
		2,782,039
	Mortgage REITs — 1.0%
5,055	Annaly Capital Management, Inc.	99,078
3,036	Apollo Commercial Real Estate Finance, Inc.	28,447
10,082	Arbor Realty Trust, Inc. (b)	116,246
11,541	Chimera Investment Corp.	142,416
4,549	Dynex Capital, Inc.	56,089
10,383	Ladder Capital Corp.	108,399
11,546	MFA Financial, Inc.	113,382
8,087	PennyMac Mortgage Investment Trust	103,837
22,417	Rithm Capital Corp.	250,622
2,596	Starwood Property Trust, Inc.	49,817
		1,068,333
	Multi-Utilities — 2.0%
2,072	Ameren Corp.	205,625
2,082	Avista Corp.	86,341
3,386	Black Hills Corp.	206,207
5,745	CenterPoint Energy, Inc.	222,791
2,770	CMS Energy Corp.	204,011
2,748	Consolidated Edison, Inc.	309,837
5,421	Dominion Energy, Inc.	294,794
2,198	DTE Energy Co.	301,126
2,047	Northwestern Energy Group, Inc.	119,197
1,910	WEC Energy Group, Inc.	209,183
		2,159,112
	Office REITs — 0.5%
3,481	Cousins Properties, Inc.	95,867
3,289	Easterly Government Properties, Inc.	66,339
2,941	Highwoods Properties, Inc.	83,642
1,804	JBG SMITH Properties	25,220
6,268	Kilroy Realty Corp.	197,505
16,074	Piedmont Office Realty Trust, Inc., Class A	94,997
		563,570

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels — 6.9%
12,210	APA Corp.	$189,743
5,837	California Resources Corp.	201,435
3,110	Chevron Corp.	423,147
2,277	Chord Energy Corp.	205,454
7,357	Civitas Resources, Inc.	200,478
4,954	ConocoPhillips	441,500
18,002	Coterra Energy, Inc.	442,129
1,498	CVR Energy, Inc.	28,252
13,912	Devon Energy Corp.	423,064
3,255	Diamondback Energy, Inc.	429,693
4,057	EOG Resources, Inc.	447,609
1,897	EQT Corp.	93,788
4,375	Exxon Mobil Corp.	462,131
7,806	HF Sinclair Corp.	234,726
4,460	International Seaways, Inc.	151,462
64,947	Kosmos Energy Ltd. (a)	100,018
10,161	Magnolia Oil & Gas Corp., Class A	208,605
2,857	Marathon Petroleum Corp.	392,580
5,024	Matador Resources Co.	198,649
9,038	Murphy Oil Corp.	185,550
4,899	Northern Oil & Gas, Inc.	119,046
10,541	Occidental Petroleum Corp.	415,421
5,997	Ovintiv, Inc.	201,379
1,522	PBF Energy, Inc., Class A	26,148
10,929	Peabody Energy Corp.	134,864
2,462	Phillips 66	256,196
1,286	Range Resources Corp.	43,634
8,570	SM Energy Co.	195,310
12,188	Talos Energy, Inc. (a)	83,853
3,939	Valero Energy Corp.	457,279
6,978	Vital Energy, Inc. (a)	98,948
3,074	World Kinect Corp.	77,127
		7,569,218
	Paper & Forest Products — 0.2%
1,674	Louisiana-Pacific Corp.	144,483
1,766	Sylvamo Corp.	105,289
		249,772
	Passenger Airlines — 0.4%
4,172	Alaska Air Group, Inc. (a)	184,695
6,029	JetBlue Airways Corp. (a)	26,286
6,198	Southwest Airlines Co.	173,296
		384,277
	Personal Care Products — 0.1%
9,385	Coty, Inc., Class A (a)	47,394
3,796	Edgewell Personal Care Co.	115,968
		163,362
Shares	Description	Value

	Pharmaceuticals — 1.6%
4,086	Amphastar Pharmaceuticals, Inc. (a)	$99,739
24,445	Elanco Animal Health, Inc. (a)	231,739
1,654	Jazz Pharmaceuticals PLC (a)	193,452
4,637	Merck & Co., Inc.	395,072
10,343	Organon & Co.	133,735
1,036	Perrigo Co. PLC	26,646
16,426	Pfizer, Inc.	400,959
338	Prestige Consumer Healthcare, Inc. (a)	27,456
1,809	Supernus Pharmaceuticals, Inc. (a)	58,756
23,575	Viatris, Inc.	198,501
		1,766,055
	Professional Services — 1.6%
9,988	Alight, Inc., Class A	51,039
1,990	Booz Allen Hamilton Holding Corp.	238,840
280	CACI International, Inc., Class A (a)	128,204
2,661	Concentrix Corp.	135,871
480	CSG Systems International, Inc.	28,862
625	FTI Consulting, Inc. (a)	103,925
2,038	Genpact Ltd.	102,430
1,026	ICF International, Inc.	87,169
1,030	KBR, Inc.	54,394
873	Korn Ferry	53,864
2,252	Leidos Holdings, Inc.	331,449
1,024	ManpowerGroup, Inc.	44,104
2,258	Maximus, Inc.	151,196
1,508	NV5 Global, Inc. (a)	27,973
941	Robert Half, Inc.	41,686
914	Science Applications International Corp.	110,621
1,213	SS&C Technologies Holdings, Inc.	91,703
		1,783,330
	Real Estate Management & Development — 0.2%
7,005	Forestar Group, Inc. (a)	134,916
207	Jones Lang LaSalle, Inc. (a)	47,074
2,388	Newmark Group, Inc., Class A	26,244
		208,234
	Retail REITs — 0.2%
9,799	Kimco Realty Corp.	195,784
	Semiconductors & Semiconductor Equipment — 2.7%
2,537	ACM Research, Inc., Class A (a)	49,395
1,169	Alpha & Omega Semiconductor Ltd. (a)	22,012

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
14,212	Amkor Technology, Inc.	$247,999
1,434	Applied Materials, Inc.	216,118
2,385	Axcelis Technologies, Inc. (a)	116,817
1,030	Cirrus Logic, Inc. (a)	98,921
2,019	Diodes, Inc. (a)	77,530
1,394	Lam Research Corp.	99,908
5,988	Micron Technology, Inc.	460,777
641	MKS Instruments, Inc.	44,960
1,095	NXP Semiconductors N.V.	201,819
12,787	ON Semiconductor Corp. (a)	507,644
7,133	Photronics, Inc. (a)	130,320
1,355	QUALCOMM, Inc.	201,163
3,177	Skyworks Solutions, Inc.	204,218
1,368	Synaptics, Inc. (a)	76,143
1,227	Teradyne, Inc.	91,056
4,071	Ultra Clean Holdings, Inc. (a)	76,148
2,950	Veeco Instruments, Inc. (a)	55,165
		2,978,113
	Software — 0.6%
2,198	Adeia, Inc.	27,057
639	Dolby Laboratories, Inc., Class A	49,069
36,049	Riot Platforms, Inc. (a) (b)	260,995
1,292	Teradata Corp. (a)	27,778
6,637	Verint Systems, Inc. (a)	117,077
2,822	Zoom Communications, Inc. (a)	218,818
		700,794
	Specialized REITs — 0.3%
7,365	Rayonier, Inc.	180,148
6,329	Safehold, Inc.	99,682
		279,830
	Specialty Retail — 3.4%
2,597	Academy Sports & Outdoors, Inc.	97,855
12,744	American Eagle Outfitters, Inc.	134,194
930	Asbury Automotive Group, Inc. (a)	202,870
951	AutoNation, Inc. (a)	165,617
6,772	Bath & Body Works, Inc.	206,614
4,129	Best Buy Co., Inc.	275,363
2,274	Buckle (The), Inc.	79,044
509	Dick’s Sporting Goods, Inc.	95,560
2,055	Five Below, Inc. (a)	155,954
8,402	Foot Locker, Inc. (a)	103,092
9,963	Gap (The), Inc.	218,190
537	Group 1 Automotive, Inc.	216,749
875	Lithia Motors, Inc.	256,165
434	Lowe’s Cos., Inc.	97,025
Shares	Description	Value

	Specialty Retail (Continued)
109	Murphy USA, Inc.	$54,344
1,070	Penske Automotive Group, Inc.	166,567
793	Ross Stores, Inc.	110,227
16,399	Sally Beauty Holdings, Inc. (a)	133,488
501	Signet Jewelers Ltd.	29,709
2,080	Sonic Automotive, Inc., Class A	126,298
829	Ulta Beauty, Inc. (a)	327,985
3,638	Upbound Group, Inc.	72,396
3,919	Urban Outfitters, Inc. (a)	206,845
2,949	Valvoline, Inc. (a)	101,033
4,692	Victoria’s Secret & Co. (a)	88,210
		3,721,394
	Technology Hardware, Storage & Peripherals — 1.7%
2,283	Dell Technologies, Inc., Class C	209,488
33,719	Hewlett Packard Enterprise Co.	546,922
10,977	HP, Inc.	280,682
2,449	Seagate Technology Holdings PLC	222,933
12,869	Western Digital Corp. (a)	564,434
		1,824,459
	Textiles, Apparel & Luxury Goods — 1.1%
2,896	Carter’s, Inc.	95,713
1,356	Columbia Sportswear Co.	84,303
2,417	Crocs, Inc. (a)	233,047
5,414	G-III Apparel Group Ltd. (a)	136,541
1,596	NIKE, Inc., Class B	90,014
2,019	Oxford Industries, Inc.	98,123
3,971	PVH Corp.	273,920
3,616	Skechers USA, Inc., Class A (a)	173,640
3,272	Steven Madden Ltd.	68,712
		1,254,013
	Tobacco — 0.1%
2,114	Universal Corp.	123,183
	Trading Companies & Distributors — 1.1%
5,313	Air Lease Corp.	248,436
2,617	Boise Cascade Co.	244,114
20,657	Custom Truck One Source, Inc. (a)	83,248
1,701	DNOW, Inc. (a)	26,995
810	GMS, Inc. (a)	59,340
2,532	MRC Global, Inc. (a)	29,498
1,321	MSC Industrial Direct Co., Inc., Class A	101,030
3,844	Rush Enterprises, Inc., Class A	196,005
1,322	WESCO International, Inc.	215,433
		1,204,099

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Water Utilities — 0.2%
1,222	California Water Service Group	$61,894
2,597	Essential Utilities, Inc.	106,815
1,594	SJW Group	90,443
		259,152
	Total Common Stocks	109,269,349
	(Cost $113,511,617)
MONEY MARKET FUNDS — 0.2%
219,694	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.18% (c)	219,694
	(Cost $219,694)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.5%
$553,233	JPMorgan Chase & Co., 4.37% (c), dated 04/30/25, due 05/01/25, with a maturity value of $553,300. Collateralized by U.S. Treasury Securities, interest rates of 3.75% to 3.88%, due 04/30/30 to 05/31/30. The value of the collateral including accrued interest is $564,298. (d)	553,233
	(Cost $553,233)

	Total Investments — 100.5%	110,042,276
	(Cost $114,284,544)
	Net Other Assets and Liabilities — (0.5)%	(574,409)
	Net Assets — 100.0%	$109,467,867

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $530,771 and the
total value of the collateral held by the Fund, including for securities sold and pending settlement, is $553,233.

(c)	Rate shown reflects yield as of April 30, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 109,269,349	$ 109,269,349	$ —	$ —
Money Market Funds	219,694	219,694	—	—
Repurchase Agreements	553,233	—	553,233	—
Total Investments	$110,042,276	$109,489,043	$553,233	$—

*	See Portfolio of Investments for industry breakout.

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 3.0%
1,676	Axon Enterprise, Inc. (a)	$1,027,891
1,103	BWX Technologies, Inc.	120,359
4,241	Cadre Holdings, Inc.	123,625
1,028	Curtiss-Wright Corp.	354,547
4,129	HEICO Corp.	1,035,388
1,985	Hexcel Corp.	96,213
8,501	Howmet Aerospace, Inc.	1,178,069
18,320	Kratos Defense & Security Solutions, Inc. (a)	618,941
16,541	Leonardo DRS, Inc.	611,355
5,824	Mercury Systems, Inc. (a)	291,200
1,255	Moog, Inc., Class A	209,899
24,335	Rocket Lab USA, Inc. (a)	530,260
464	TransDigm Group, Inc.	655,664
2,386	Woodward, Inc.	447,542
		7,300,953
	Automobile Components — 0.2%
3,610	Dorman Products, Inc. (a)	409,013
	Automobiles — 0.1%
26,215	Rivian Automotive, Inc., Class A (a) (b)	358,097
	Banks — 4.5%
6,425	Amalgamated Financial Corp.	180,928
17,694	Banc of California, Inc.	238,515
3,960	BancFirst Corp.	466,567
5,937	Bancorp (The), Inc. (a)	286,816
9,599	Byline Bancorp, Inc.	245,158
1,571	City Holding Co.	182,032
3,469	Coastal Financial Corp. (a)	284,978
13,084	Columbia Banking System, Inc.	293,343
8,367	Columbia Financial, Inc. (a)	112,704
5,244	Commerce Bancshares, Inc.	318,521
4,414	Community Financial System, Inc.	240,960
2,609	Cullen/Frost Bankers, Inc.	303,870
6,800	CVB Financial Corp.	126,072
4,850	East West Bancorp, Inc.	414,918
4,672	Enterprise Financial Services Corp.	243,037
478	First Citizens BancShares, Inc., Class A	850,429
9,085	First Financial Bankshares, Inc.	304,438
6,450	First Interstate BancSystem, Inc., Class A	168,958
4,928	German American Bancorp, Inc.	186,821
4,918	Glacier Bancorp, Inc.	200,458
15,392	Home BancShares, Inc.	427,128
4,493	JPMorgan Chase & Co.	1,099,078
2,114	Lakeland Financial Corp.	117,686
Shares	Description	Value

	Banks (Continued)
3,278	National Bank Holdings Corp., Class A	$118,533
5,852	NBT Bancorp, Inc.	247,774
2,881	Nicolet Bankshares, Inc.	336,530
20,534	Old National Bancorp	422,795
1,220	Park National Corp.	183,122
4,301	Pathward Financial, Inc.	341,370
4,104	Pinnacle Financial Partners, Inc.	411,385
2,589	QCR Holdings, Inc.	168,156
3,936	Republic Bancorp, Inc., Class A	267,058
5,270	ServisFirst Bancshares, Inc.	375,329
3,637	Stock Yards Bancorp, Inc.	264,737
5,664	Western Alliance Bancorp	394,837
2,900	Wintrust Financial Corp.	322,393
		11,147,434
	Beverages — 0.9%
259	Boston Beer (The) Co., Inc., Class A (a)	63,662
6,110	Celsius Holdings, Inc. (a)	213,606
6,158	Coca-Cola (The) Co.	446,763
405	Coca-Cola Consolidated, Inc.	549,103
11,009	Monster Beverage Corp. (a)	661,861
6,029	Vita Coco (The) Co., Inc. (a)	199,258
		2,134,253
	Biotechnology — 5.1%
15,115	ACADIA Pharmaceuticals, Inc. (a)	220,679
15,816	ADMA Biologics, Inc. (a)	376,421
2,100	Agios Pharmaceuticals, Inc. (a)	62,349
3,267	Alnylam Pharmaceuticals, Inc. (a)	860,005
2,834	Amgen, Inc.	824,467
7,548	Amicus Therapeutics, Inc. (a)	57,969
2,815	Apellis Pharmaceuticals, Inc. (a)	54,076
20,065	Arcutis Biotherapeutics, Inc. (a)	299,169
25,566	Ardelyx, Inc. (a)	140,741
19,955	ARS Pharmaceuticals, Inc. (a) (b)	278,771
41,841	BioCryst Pharmaceuticals, Inc. (a)	370,293
4,614	BioMarin Pharmaceutical, Inc. (a)	293,866
3,687	Blueprint Medicines Corp. (a)	329,987
15,734	Bridgebio Pharma, Inc. (a)	603,556
7,071	CareDx, Inc. (a)	119,358
12,943	Catalyst Pharmaceuticals, Inc. (a)	314,385
14,734	Exelixis, Inc. (a)	576,836
8,523	Halozyme Therapeutics, Inc. (a)	523,483
41,700	ImmunityBio, Inc. (a) (b)	104,667
4,280	Insmed, Inc. (a)	308,160

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Biotechnology (Continued)
2,416	Krystal Biotech, Inc. (a)	$410,430
24,956	MannKind Corp. (a)	125,778
24,309	MiMedx Group, Inc. (a)	167,246
6,964	Mirum Pharmaceuticals, Inc. (a)	302,586
4,556	Natera, Inc. (a)	687,637
1,941	Neurocrine Biosciences, Inc. (a)	209,026
9,022	Newamsterdam Pharma Co. N.V. (a)	172,591
9,608	Novavax, Inc. (a) (b)	64,085
6,490	Protagonist Therapeutics, Inc. (a)	297,372
4,928	PTC Therapeutics, Inc. (a)	245,612
4,741	Rhythm Pharmaceuticals, Inc. (a)	309,066
5,690	SpringWorks Therapeutics, Inc. (a)	263,447
13,795	TG Therapeutics, Inc. (a)	627,810
14,011	Travere Therapeutics, Inc. (a)	291,569
3,197	Twist Bioscience Corp. (a)	122,509
2,090	United Therapeutics Corp. (a)	633,458
4,232	Veracyte, Inc. (a)	129,076
2,813	Vericel Corp. (a)	106,950
1,329	Vertex Pharmaceuticals, Inc. (a)	677,126
		12,562,612
	Broadline Retail — 1.2%
2,318	Amazon.com, Inc. (a)	427,486
40,219	Coupang, Inc. (a)	939,918
16,277	eBay, Inc.	1,109,440
4,675	Ollie’s Bargain Outlet Holdings, Inc. (a)	496,064
		2,972,908
	Building Products — 1.3%
1,668	Allegion PLC	232,186
3,087	Armstrong World Industries, Inc.	447,677
2,209	AZZ, Inc.	191,653
3,386	Carrier Global Corp.	211,760
3,509	Griffon Corp.	238,998
8,043	Johnson Controls International PLC	674,808
788	Lennox International, Inc.	430,839
2,582	Tecnoglass, Inc.	184,019
1,307	Trane Technologies PLC	500,986
3,300	Zurn Elkay Water Solutions Corp.	112,068
		3,224,994
	Capital Markets — 6.4%
1,331	Ameriprise Financial, Inc.	626,928
34,223	BGC Group, Inc., Class A	310,060
227	Blackrock, Inc.	207,537
3,900	Cboe Global Markets, Inc.	865,020
2,429	CME Group, Inc.	673,027
Shares	Description	Value

	Capital Markets (Continued)
1,248	Coinbase Global, Inc., Class A (a)	$253,207
2,018	Goldman Sachs Group (The), Inc.	1,104,956
2,196	Hamilton Lane, Inc., Class A	339,260
2,695	Houlihan Lokey, Inc.	436,806
5,326	Interactive Brokers Group, Inc., Class A	915,273
3,813	KKR & Co., Inc.	435,711
3,372	LPL Financial Holdings, Inc.	1,078,332
7,691	Main Street Capital Corp. (b)	411,930
502	MarketAxess Holdings, Inc.	111,238
947	Moody’s Corp.	429,105
7,560	Morgan Stanley	872,575
725	Morningstar, Inc.	206,422
11,627	Nasdaq, Inc.	886,094
11,176	Northern Trust Corp.	1,050,320
10,039	Perella Weinberg Partners	172,370
3,156	PJT Partners, Inc., Class A	447,237
26,491	Robinhood Markets, Inc., Class A (a)	1,300,973
869	S&P Global, Inc.	434,543
5,608	SEI Investments Co.	439,050
8,330	StepStone Group, Inc., Class A	416,583
3,662	Tradeweb Markets, Inc., Class A	506,455
5,637	Victory Capital Holdings, Inc., Class A	322,944
8,234	Virtu Financial, Inc., Class A	322,361
20,710	WisdomTree, Inc.	180,177
		15,756,494
	Chemicals — 0.8%
1,494	Air Products and Chemicals, Inc.	405,008
1,308	Balchem Corp.	204,767
1,741	Ecolab, Inc.	437,740
1,745	Hawkins, Inc.	212,506
460	Linde PLC	208,486
18,346	Perimeter Solutions, Inc. (a)	185,845
614	Sherwin-Williams (The) Co.	216,693
		1,871,045
	Commercial Services & Supplies — 2.6%
2,616	Brady Corp., Class A	183,879
3,904	Casella Waste Systems, Inc., Class A (a)	458,525
3,132	Cintas Corp.	662,982
554	Clean Harbors, Inc. (a)	118,523
3,795	Copart, Inc. (a)	231,609
14,645	Driven Brands Holdings, Inc. (a)	241,935
18,621	GEO Group (The), Inc. (a)	582,465
13,023	OPENLANE, Inc. (a)	241,056
34,678	Pitney Bowes, Inc.	301,005

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Commercial Services & Supplies (Continued)
3,545	Pursuit Attractions and Hospitality, Inc. (a)	$103,833
4,554	Republic Services, Inc.	1,141,915
11,923	Rollins, Inc.	681,161
2,203	Veralto Corp.	211,268
2,616	VSE Corp.	299,584
3,809	Waste Management, Inc.	888,868
		6,348,608
	Communications Equipment — 1.0%
4,014	Applied Optoelectronics, Inc. (a)	51,339
10,440	Cisco Systems, Inc.	602,701
47,278	CommScope Holding Co., Inc. (a)	176,820
4,512	Digi International, Inc. (a)	122,726
4,652	Extreme Networks, Inc. (a)	61,220
3,312	F5, Inc. (a)	876,819
3,491	Lumentum Holdings, Inc. (a)	206,109
1,010	Motorola Solutions, Inc.	444,794
		2,542,528
	Construction & Engineering — 1.9%
2,348	AECOM	231,630
2,393	Argan, Inc.	366,440
1,368	Comfort Systems USA, Inc.	543,848
3,494	Construction Partners, Inc., Class A (a)	286,997
1,430	Dycom Industries, Inc. (a)	239,597
1,191	EMCOR Group, Inc.	477,234
3,332	Granite Construction, Inc.	270,858
2,634	IES Holdings, Inc. (a)	518,055
2,798	MasTec, Inc. (a)	356,241
7,577	Primoris Services Corp.	454,393
844	Quanta Services, Inc.	247,030
960	Sterling Infrastructure, Inc. (a)	143,453
13,537	Tutor Perini Corp. (a)	290,504
1,143	Valmont Industries, Inc.	335,151
		4,761,431
	Construction Materials — 0.2%
3,617	Knife River Corp. (a)	337,756
695	United States Lime & Minerals, Inc.	64,989
		402,745
	Consumer Finance — 1.4%
2,394	American Express Co.	637,785
3,797	Dave, Inc. (a)	360,032
1,795	Encore Capital Group, Inc. (a)	61,748
3,252	Enova International, Inc. (a)	298,501
Shares	Description	Value

	Consumer Finance (Continued)
18,518	SLM Corp.	$535,355
94,805	SoFi Technologies, Inc. (a)	1,186,011
7,092	Upstart Holdings, Inc. (a)	338,998
		3,418,430
	Consumer Staples Distribution & Retail — 1.6%
5,764	Chefs’ Warehouse (The), Inc. (a)	328,375
935	Costco Wholesale Corp.	929,858
10,908	Maplebear, Inc. (a)	435,120
7,223	Sprouts Farmers Market, Inc. (a)	1,235,133
10,045	Walmart, Inc.	976,876
		3,905,362
	Containers & Packaging — 0.1%
1,468	AptarGroup, Inc.	220,127
	Diversified Consumer Services — 1.8%
5,404	Adtalem Global Education, Inc. (a)	573,905
3,425	Bright Horizons Family Solutions, Inc. (a)	429,563
1,402	Duolingo, Inc. (a)	546,051
5,663	Frontdoor, Inc. (a)	232,806
3,145	Grand Canyon Education, Inc. (a)	560,974
1,980	H&R Block, Inc.	119,533
15,346	Laureate Education, Inc. (a)	307,994
31,817	Mister Car Wash, Inc. (a)	218,265
14,950	OneSpaWorld Holdings Ltd.	249,665
4,299	Stride, Inc. (a)	611,533
32,350	Udemy, Inc. (a)	222,244
12,222	Universal Technical Institute, Inc. (a)	342,949
		4,415,482
	Diversified REITs — 0.2%
9,998	Essential Properties Realty Trust, Inc.	321,636
39,030	Global Net Lease, Inc.	294,676
		616,312
	Diversified Telecommunication Services — 0.2%
1,002	Cogent Communications Holdings, Inc.	54,459
6,762	Iridium Communications, Inc.	163,167
55,506	Lumen Technologies, Inc. (a)	196,491
		414,117
	Electric Utilities — 1.5%
1,065	Constellation Energy Corp.	237,964
12,895	Entergy Corp.	1,072,477
1,986	MGE Energy, Inc.	179,574

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
6,223	NextEra Energy, Inc.	$416,194
24,428	PPL Corp.	891,622
9,591	Southern (The) Co.	881,317
		3,679,148
	Electrical Equipment — 1.0%
1,248	AMETEK, Inc.	211,636
27,667	Bloom Energy Corp., Class A (a) (b)	506,859
8,390	Enovix Corp. (a) (b)	56,213
33,208	Eos Energy Enterprises, Inc. (a) (b)	173,346
2,889	GE Vernova, Inc.	1,071,299
8,863	NuScale Power Corp. (a) (b)	146,860
1,087	Powell Industries, Inc. (b)	199,040
		2,365,253
	Electronic Equipment, Instruments & Components — 1.1%
9,819	Amphenol Corp., Class A	755,572
6,238	Arlo Technologies, Inc. (a)	61,319
1,143	Badger Meter, Inc.	252,397
2,170	Belden, Inc.	223,749
1,675	Coherent Corp. (a)	107,736
1,482	CTS Corp.	56,435
4,152	Itron, Inc. (a)	462,076
12,739	Mirion Technologies, Inc. (a)	201,021
1,612	OSI Systems, Inc. (a)	330,041
2,047	PAR Technology Corp. (a)	119,545
1,442	Plexus Corp. (a)	176,544
		2,746,435
	Energy Equipment & Services — 0.9%
20,732	Archrock, Inc.	487,824
7,035	Atlas Energy Solutions, Inc. (b)	95,184
25,086	Baker Hughes Co.	888,044
14,584	Kodiak Gas Services, Inc.	496,002
8,471	Oceaneering International, Inc. (a)	150,360
11,957	Select Water Solutions, Inc.	101,874
1,455	Tidewater, Inc. (a)	52,656
		2,271,944
	Entertainment — 3.0%
4,620	Atlanta Braves Holdings, Inc., Class C (a)	184,153
7,420	Cinemark Holdings, Inc. (b)	221,932
1,485	Electronic Arts, Inc.	215,459
7,155	Liberty Media Corp.-Liberty Formula One, Class C (a)	634,434
6,756	Live Nation Entertainment, Inc. (a)	894,832
Shares	Description	Value

	Entertainment (Continued)
3,834	Madison Square Garden Entertainment Corp. (a)	$124,375
1,115	Madison Square Garden Sports Corp. (a)	214,716
1,182	Netflix, Inc. (a)	1,337,693
18,916	ROBLOX Corp., Class A (a)	1,268,318
6,180	Roku, Inc. (a)	421,352
4,256	Take-Two Interactive Software, Inc. (a)	993,010
3,561	TKO Group Holdings, Inc.	580,122
10,411	Warner Music Group Corp., Class A	317,015
		7,407,411
	Financial Services — 3.1%
14,253	Affirm Holdings, Inc. (a)	709,229
3,222	Apollo Global Management, Inc.	439,739
14,805	AvidXchange Holdings, Inc. (a)	120,365
1,849	Corpay, Inc. (a)	601,609
1,338	Federal Agricultural Mortgage Corp., Class C	234,592
4,991	Fiserv, Inc. (a)	921,189
4,293	HA Sustainable Infrastructure Capital, Inc.	107,239
1,190	Jack Henry & Associates, Inc.	206,382
804	Mastercard, Inc., Class A	440,640
7,001	NCR Atleos Corp. (a)	195,468
25,271	Payoneer Global, Inc. (a)	177,655
3,293	PayPal Holdings, Inc. (a)	216,811
20,923	Remitly Global, Inc. (a)	423,063
8,996	Sezzle, Inc. (a) (b)	467,342
3,994	Shift4 Payments, Inc., Class A (a) (b)	326,709
33,242	Toast, Inc., Class A (a)	1,182,750
2,516	Visa, Inc., Class A	869,278
692	WEX, Inc. (a)	90,216
		7,730,276
	Food Products — 0.5%
5,982	Cal-Maine Foods, Inc.	558,539
466	J & J Snack Foods Corp.	60,389
5,356	Simply Good Foods (The) Co. (a)	193,405
5,866	Tootsie Roll Industries, Inc.	187,712
6,065	Vital Farms, Inc. (a)	207,666
		1,207,711
	Gas Utilities — 0.1%
1,953	Chesapeake Utilities Corp.	257,151

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Ground Transportation — 0.2%
1,656	Avis Budget Group, Inc. (a)	$153,395
63,719	Hertz Global Holdings, Inc. (a) (b)	434,564
		587,959
	Health Care Equipment & Supplies — 3.3%
30,946	Alphatec Holdings, Inc. (a)	339,787
7,517	Artivion, Inc. (a)	178,078
7,783	AtriCure, Inc. (a)	232,790
10,931	Boston Scientific Corp. (a)	1,124,472
4,834	Enovis Corp. (a)	167,208
5,943	Globus Medical, Inc., Class A (a)	426,529
972	Haemonetics Corp. (a)	61,255
1,566	ICU Medical, Inc. (a)	213,900
683	Inspire Medical Systems, Inc. (a)	108,174
3,357	Insulet Corp. (a)	846,938
1,846	Integer Holdings Corp. (a)	233,168
888	Intuitive Surgical, Inc. (a)	458,030
2,398	iRhythm Technologies, Inc. (a)	256,322
5,575	Lantheus Holdings, Inc. (a)	581,695
1,494	LeMaitre Vascular, Inc.	135,566
1,961	Masimo Corp. (a)	315,643
4,115	Merit Medical Systems, Inc. (a)	388,662
10,368	Novocure Ltd. (a)	188,075
2,036	Penumbra, Inc. (a)	596,222
1,867	PROCEPT BioRobotics Corp. (a)	100,781
958	ResMed, Inc.	226,653
948	STERIS PLC	213,053
1,184	Stryker Corp.	442,721
1,865	TransMedics Group, Inc. (a)	171,599
305	UFP Technologies, Inc. (a)	63,605
		8,070,926
	Health Care Providers & Services — 2.2%
621	Addus HomeCare Corp. (a)	64,926
16,856	Alignment Healthcare, Inc. (a)	298,688
30,067	BrightSpring Health Services, Inc. (a)	527,074
87,411	Clover Health Investments Corp. (a)	297,197
3,885	CorVel Corp. (a)	422,533
3,558	DaVita, Inc. (a)	503,635
5,369	Encompass Health Corp.	628,119
2,520	Ensign Group (The), Inc.	325,055
3,542	GeneDx Holdings Corp. (a)	236,783
12,768	Guardant Health, Inc. (a)	603,033
3,692	HealthEquity, Inc. (a)	316,478
Shares	Description	Value

	Health Care Providers & Services (Continued)
18,405	Hims & Hers Health, Inc. (a)	$609,205
37,695	LifeStance Health Group, Inc. (a)	247,656
13,979	Privia Health Group, Inc. (a)	328,227
		5,408,609
	Health Care REITs — 1.5%
17,950	American Healthcare REIT, Inc.	579,426
3,806	CareTrust REIT, Inc.	111,402
12,875	Healthcare Realty Trust, Inc.	199,949
5,382	Healthpeak Properties, Inc.	96,015
3,540	LTC Properties, Inc.	126,980
1,701	National Health Investors, Inc.	128,715
2,856	Omega Healthcare Investors, Inc.	111,527
12,456	Sabra Health Care REIT, Inc.	222,339
9,397	Sila Realty Trust, Inc.	242,067
12,830	Ventas, Inc.	899,126
5,760	Welltower, Inc.	878,918
		3,596,464
	Health Care Technology — 0.5%
9,375	Doximity, Inc., Class A (a)	533,250
9,820	Phreesia, Inc. (a)	245,107
3,119	Schrodinger, Inc. (a)	79,940
1,904	Veeva Systems, Inc., Class A (a)	444,946
		1,303,243
	Hotel & Resort REITs — 0.1%
16,260	DiamondRock Hospitality Co.	119,348
1,188	Ryman Hospitality Properties, Inc.	104,485
5,237	Xenia Hotels & Resorts, Inc.	55,931
		279,764
	Hotels, Restaurants & Leisure — 5.2%
141	Booking Holdings, Inc.	718,998
3,649	Brinker International, Inc. (a)	490,061
32,982	Carnival Corp. (a)	604,890
2,483	Cava Group, Inc. (a)	229,504
6,450	Cheesecake Factory (The), Inc. (b)	324,886
2,460	Choice Hotels International, Inc. (b)	310,231
980	Churchill Downs, Inc.	88,602
1,403	Domino’s Pizza, Inc.	687,989
6,034	DoorDash, Inc., Class A (a)	1,163,898
7,046	Dutch Bros, Inc., Class A (a)	420,928
5,247	Expedia Group, Inc.	823,412
11,095	First Watch Restaurant Group, Inc. (a)	195,938
29,971	Global Business Travel Group I (a)	201,105

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
1,938	Hilton Worldwide Holdings, Inc.	$436,980
18,011	Life Time Group Holdings, Inc. (a)	552,217
903	Marriott International, Inc., Class A	215,438
1,411	McDonald’s Corp.	451,026
2,378	Monarch Casino & Resort, Inc.	185,936
5,738	Norwegian Cruise Line Holdings Ltd. (a)	91,980
4,507	Planet Fitness, Inc., Class A (a)	426,317
4,294	Royal Caribbean Cruises Ltd.	922,824
17,230	Rush Street Interactive, Inc. (a)	209,000
44,673	Sabre Corp. (a)	105,875
1,232	Shake Shack, Inc., Class A (a)	108,096
4,495	Starbucks Corp.	359,825
2,462	Sweetgreen, Inc., Class A (a)	47,960
2,613	Texas Roadhouse, Inc.	433,653
5,425	Travel + Leisure Co.	238,320
4,064	United Parks & Resorts, Inc. (a)	177,394
8,581	Wendy’s (The) Co.	107,262
3,606	Wyndham Hotels & Resorts, Inc.	307,592
3,909	Wynn Resorts Ltd.	313,932
5,608	Yum! Brands, Inc.	843,667
		12,795,736
	Household Durables — 0.4%
5,080	Garmin Ltd.	949,300
	Household Products — 0.3%
2,290	Colgate-Palmolive Co.	211,115
2,587	Procter & Gamble (The) Co.	420,569
517	WD-40 Co.	118,062
		749,746
	Independent Power and Renewable Electricity Producers — 0.9%
8,292	Clearway Energy, Inc., Class C	243,287
3,075	Ormat Technologies, Inc.	223,245
2,726	Talen Energy Corp. (a)	586,308
9,388	Vistra Corp.	1,216,967
		2,269,807
	Industrial Conglomerates — 0.2%
2,084	Honeywell International, Inc.	438,682
	Industrial REITs — 0.2%
616	EastGroup Properties, Inc.	100,667
4,032	First Industrial Realty Trust, Inc.	191,843
1,719	Terreno Realty Corp.	96,831
		389,341
Shares	Description	Value

	Insurance — 3.7%
2,209	Aon PLC, Class A	$783,731
2,554	Arthur J. Gallagher & Co.	819,042
5,618	Baldwin Insurance Group (The), Inc. (a)	233,821
8,862	Brown & Brown, Inc.	980,137
1,054	Erie Indemnity Co., Class A	377,985
2,658	Goosehead Insurance, Inc., Class A	258,384
2,101	HCI Group, Inc.	307,376
896	Kinsale Capital Group, Inc.	389,993
9,986	Lemonade, Inc. (a) (b)	291,791
3,614	Marsh & McLennan Cos., Inc.	814,849
19,150	Oscar Health, Inc., Class A (a)	249,142
2,288	Palomar Holdings, Inc. (a)	331,806
1,910	Primerica, Inc.	500,554
3,898	Progressive (The) Corp.	1,098,223
5,419	RLI Corp.	401,060
7,365	Ryan Specialty Holdings, Inc.	482,481
5,930	Skyward Specialty Insurance Group, Inc. (a)	314,824
6,735	Trupanion, Inc. (a)	246,501
167	White Mountains Insurance Group Ltd.	295,164
		9,176,864
	Interactive Media & Services — 1.1%
1,391	Alphabet, Inc., Class A	220,891
4,307	Cargurus, Inc. (a)	120,424
6,976	Match Group, Inc.	206,908
1,116	Meta Platforms, Inc., Class A	612,684
14,225	Pinterest, Inc., Class A (a)	360,177
14,071	QuinStreet, Inc. (a)	246,524
6,143	Reddit, Inc., Class A (a)	716,090
8,709	Rumble, Inc. (a) (b)	67,233
6,778	Yelp, Inc. (a)	237,772
		2,788,703
	IT Services — 2.8%
7,827	Cloudflare, Inc., Class A (a)	945,345
3,760	DigitalOcean Holdings, Inc. (a)	116,184
3,575	GoDaddy, Inc., Class A (a)	673,280
8,020	Grid Dynamics Holdings, Inc. (a)	113,563
3,545	International Business Machines Corp.	857,252
13,860	Kyndryl Holdings, Inc. (a)	449,341
8,385	Okta, Inc. (a)	940,462
3,015	Snowflake, Inc., Class A (a)	480,862
11,259	Twilio, Inc., Class A (a)	1,088,858
4,342	VeriSign, Inc. (a)	1,224,965
		6,890,112

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Leisure Products — 0.1%
39,721	Peloton Interactive, Inc., Class A (a)	$273,678
	Life Sciences Tools & Services — 0.3%
42,233	Adaptive Biotechnologies Corp. (a)	310,835
2,696	BioLife Solutions, Inc. (a)	65,001
355	Medpace Holdings, Inc. (a)	109,478
162	OmniAb, Inc. - 12.5 Earnout Shares (a) (c) (d) (e) (f)	0
162	OmniAb, Inc. - 15 Earnout Shares (a) (c) (d) (e) (f)	0
581	Waters Corp. (a)	202,031
		687,345
	Machinery — 3.0%
3,413	Allison Transmission Holdings, Inc.	314,815
5,028	Atmus Filtration Technologies, Inc.	174,321
3,877	Blue Bird Corp. (a)	135,191
2,258	Chart Industries, Inc. (a)	304,785
685	Cummins, Inc.	201,280
1,372	Deere & Co.	636,004
3,243	Donaldson Co., Inc.	213,162
5,595	Enerpac Tool Group Corp.	225,870
2,803	Esab Corp.	336,696
1,973	ESCO Technologies, Inc.	308,676
1,480	Federal Signal Corp.	120,516
4,454	Flowserve Corp.	201,455
1,301	Graco, Inc.	106,175
1,683	ITT, Inc.	230,605
966	Kadant, Inc.	284,970
12,346	Mueller Water Products, Inc., Class A	323,959
6,240	Otis Worldwide Corp.	600,725
352	Parker-Hannifin Corp.	212,981
1,016	RBC Bearings, Inc. (a)	333,827
9,929	REV Group, Inc.	324,678
1,687	SPX Technologies, Inc. (a)	226,311
381	Standex International Corp.	53,881
4,475	Trinity Industries, Inc.	112,323
1,600	Watts Water Technologies, Inc., Class A	332,400
3,550	Westinghouse Air Brake Technologies Corp.	655,827
3,691	Xylem, Inc.	445,024
		7,416,457
	Media — 0.4%
94,381	Altice USA, Inc., Class A (a)	234,065
21,266	EchoStar Corp., Class A (a)	478,060
Shares	Description	Value

	Media (Continued)
7,640	Integral Ad Science Holding Corp. (a)	$54,015
5,397	Magnite, Inc. (a)	64,170
4,384	New York Times (The) Co., Class A	228,231
		1,058,541
	Metals & Mining — 0.7%
2,091	ATI, Inc. (a)	113,708
2,401	Carpenter Technology Corp.	469,660
42,407	Coeur Mining, Inc. (a)	235,359
45,151	Hecla Mining Co.	258,264
3,329	Royal Gold, Inc.	608,241
		1,685,232
	Mortgage REITs — 0.4%
45,421	AGNC Investment Corp.	401,067
18,931	Ellington Financial, Inc. (b)	246,671
23,488	Two Harbors Investment Corp.	278,803
		926,541
	Multi-Utilities — 0.5%
22,002	NiSource, Inc.	860,498
5,359	Public Service Enterprise Group, Inc.	428,345
		1,288,843
	Office REITs — 0.0%
2,256	COPT Defense Properties	58,904
3,847	Douglas Emmett, Inc.	53,204
		112,108
	Oil, Gas & Consumable Fuels — 3.4%
24,174	Antero Midstream Corp.	400,080
5,046	Centrus Energy Corp., Class A (a) (b)	349,637
3,810	Cheniere Energy, Inc.	880,529
6,912	CNX Resources Corp. (a)	203,420
26,744	Comstock Resources, Inc. (a)	488,613
11,168	Crescent Energy Co., Class A	92,471
3,383	DT Midstream, Inc.	328,828
1,001	Gulfport Energy Corp. (a)	172,672
30,919	Kinder Morgan, Inc.	813,170
4,833	Kinetik Holdings, Inc.	199,796
11,110	ONEOK, Inc.	912,798
31,420	Permian Resources Corp.	370,756
6,316	Sitio Royalties Corp., Class A	107,119
5,501	Targa Resources Corp.	940,121
833	Texas Pacific Land Corp.	1,073,629
2,407	Viper Energy, Inc.	97,074
18,452	Williams (The) Cos., Inc.	1,080,734
		8,511,447
	Passenger Airlines — 0.7%
1,190	Allegiant Travel Co.	55,847

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Passenger Airlines (Continued)
10,310	American Airlines Group, Inc. (a)	$102,584
14,187	Frontier Group Holdings, Inc. (a)	42,277
6,227	SkyWest, Inc. (a)	555,262
12,773	United Airlines Holdings, Inc. (a)	879,038
		1,635,008
	Personal Care Products — 0.3%
7,304	BellRing Brands, Inc. (a)	563,431
955	Interparfums, Inc.	104,286
		667,717
	Pharmaceuticals — 1.2%
37,445	Amneal Pharmaceuticals, Inc. (a)	286,829
4,685	ANI Pharmaceuticals, Inc. (a)	331,792
4,665	Axsome Therapeutics, Inc. (a)	523,833
4,761	Corcept Therapeutics, Inc. (a)	342,221
534	Eli Lilly & Co.	480,039
5,564	Harmony Biosciences Holdings, Inc. (a)	163,971
6,946	Harrow, Inc. (a)	172,052
2,389	Ligand Pharmaceuticals, Inc. (a)	262,455
8,510	Liquidia Corp. (a)	118,885
6,110	Tarsus Pharmaceuticals, Inc. (a)	317,170
		2,999,247
	Professional Services — 2.4%
2,106	Automatic Data Processing, Inc.	633,064
7,628	Barrett Business Services, Inc.	309,392
2,657	Broadridge Financial Solutions, Inc.	644,057
1,449	CRA International, Inc.	235,028
1,865	Dayforce, Inc. (a)	107,928
11,521	ExlService Holdings, Inc. (a)	558,538
2,190	Huron Consulting Group, Inc. (a)	295,190
8,741	Innodata, Inc. (a)	330,585
1,836	Parsons Corp. (a)	122,755
4,176	Paychex, Inc.	614,373
1,990	Paycom Software, Inc.	450,516
1,743	Paylocity Holding Corp. (a)	334,830
54,653	Planet Labs PBC (a)	179,808
19,236	Upwork, Inc. (a)	252,953
2,164	Verisk Analytics, Inc.	641,474
4,832	Verra Mobility Corp. (a)	105,338
		5,815,829
	Real Estate Management & Development — 0.6%
62,308	Compass, Inc., Class A (a)	481,018
3,388	Howard Hughes Holdings, Inc. (a)	225,404
7,096	Kennedy-Wilson Holdings, Inc.	45,414
Shares	Description	Value

	Real Estate Management & Development (Continued)
1,314	St. Joe (The) Co.	$55,608
9,394	Zillow Group, Inc., Class C (a)	632,498
		1,439,942
	Residential REITs — 1.2%
5,752	American Homes 4 Rent, Class A	215,067
20,990	Apartment Investment and Management Co., Class A	166,031
2,667	Camden Property Trust	303,505
10,615	Elme Communities	165,276
1,631	Equity LifeStyle Properties, Inc.	105,656
3,000	Equity Residential	210,780
1,439	Essex Property Trust, Inc.	401,697
15,375	Independence Realty Trust, Inc.	298,736
6,160	Invitation Homes, Inc.	210,610
2,630	Mid-America Apartment Communities, Inc.	419,880
4,818	UDR, Inc.	201,778
6,714	UMH Properties, Inc.	118,636
7,418	Veris Residential, Inc.	115,127
		2,932,779
	Retail REITs — 0.8%
2,937	Acadia Realty Trust	56,097
4,227	Agree Realty Corp.	328,057
8,197	Brixmor Property Group, Inc.	204,187
5,925	Getty Realty Corp.	165,841
4,272	InvenTrust Properties Corp.	119,018
7,918	NETSTREIT Corp.	128,826
2,550	NNN REIT, Inc.	104,830
5,963	Phillips Edison & Co., Inc.	206,916
3,699	Realty Income Corp.	214,024
4,423	Regency Centers Corp.	319,252
5,468	Tanger, Inc.	172,297
3,240	Urban Edge Properties	58,547
		2,077,892
	Semiconductors & Semiconductor Equipment — 0.7%
1,222	Ambarella, Inc. (a)	58,644
1,284	Broadcom, Inc.	247,131
8,127	Credo Technology Group Holding Ltd. (a)	349,867
314	KLA Corp.	220,645
1,086	MACOM Technology Solutions Holdings, Inc. (a)	112,673
1,980	NVIDIA Corp.	215,662
6,304	Rambus, Inc. (a)	307,572
7,777	Rigetti Computing, Inc. (a) (b)	68,982
1,421	SiTime Corp. (a)	208,688
		1,789,864

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software — 7.4%
11,308	A10 Networks, Inc.	$186,356
9,944	ACI Worldwide, Inc. (a)	530,612
2,254	Alarm.com Holdings, Inc. (a)	120,814
2,347	Alkami Technology, Inc. (a)	62,641
12,318	Amplitude, Inc., Class A (a)	113,202
495	Appfolio, Inc., Class A (a)	102,227
2,136	Appian Corp., Class A (a)	66,323
3,331	AppLovin Corp., Class A (a)	897,072
4,225	Asana, Inc., Class A (a)	68,191
17,388	AvePoint, Inc. (a)	284,294
2,369	BILL Holdings, Inc. (a)	107,955
992	Blackbaud, Inc. (a)	60,056
7,053	Box, Inc., Class A (a)	220,195
6,032	Braze, Inc., Class A (a)	187,776
7,132	Clear Secure, Inc., Class A	176,018
12,175	Clearwater Analytics Holdings, Inc., Class A (a)	276,859
2,760	Commvault Systems, Inc. (a)	461,279
9,281	Confluent, Inc., Class A (a)	220,981
17,336	Core Scientific, Inc. (a)	140,422
1,827	Crowdstrike Holdings, Inc., Class A (a)	783,545
7,912	Docusign, Inc. (a)	646,806
16,293	Dropbox, Inc., Class A (a)	465,165
2,441	Elastic N.V. (a)	210,414
238	Fair Isaac Corp. (a)	473,544
2,270	Five9, Inc. (a)	57,068
6,691	Fortinet, Inc. (a)	694,258
15,421	Freshworks, Inc., Class A (a)	227,768
16,616	Gen Digital, Inc.	429,856
2,315	Gitlab, Inc., Class A (a)	108,041
3,436	Guidewire Software, Inc. (a)	703,590
376	HubSpot, Inc. (a)	229,924
5,590	Intapp, Inc. (a)	303,313
2,630	InterDigital, Inc.	528,630
349	Intuit, Inc.	218,987
5,066	Jamf Holding Corp. (a)	58,614
2,037	Klaviyo, Inc., Class A (a)	62,006
7,067	LiveRamp Holdings, Inc. (a)	184,873
3,321	MeridianLink, Inc. (a)	56,158
1,529	MicroStrategy, Inc., Class A (a)	581,188
20,629	NextNav, Inc. (a)	256,212
9,228	Nutanix, Inc., Class A (a)	633,964
10,111	PagerDuty, Inc. (a)	156,822
13,065	Palantir Technologies, Inc., Class A (a)	1,547,419
1,258	Palo Alto Networks, Inc. (a)	235,158
1,564	Pegasystems, Inc.	144,013
3,297	Procore Technologies, Inc. (a)	211,305
1,193	Progress Software Corp.	71,532
Shares	Description	Value

	Software (Continued)
3,235	PROS Holdings, Inc. (a)	$55,254
2,722	Q2 Holdings, Inc. (a)	215,718
865	Qualys, Inc. (a)	108,739
7,700	Quantum Computing, Inc. (a) (b)	51,898
2,485	RingCentral, Inc., Class A (a)	63,368
1,094	Roper Technologies, Inc.	612,728
2,840	Samsara, Inc., Class A (a)	112,634
40,194	SoundHound AI, Inc., Class A (a) (b)	373,402
22,123	Sprinklr, Inc., Class A (a)	170,126
759	Tyler Technologies, Inc. (a)	412,365
1,757	Vertex, Inc., Class A (a)	70,333
5,552	Weave Communications, Inc. (a)	58,851
918	Workday, Inc., Class A (a)	224,910
1,435	Workiva, Inc. (a)	108,012
16,044	Zeta Global Holdings Corp., Class A (a)	209,535
3,244	Zscaler, Inc. (a)	733,695
		18,145,014
	Specialized REITs — 0.6%
987	American Tower Corp.	222,480
3,509	EPR Properties	173,660
1,446	Extra Space Storage, Inc.	211,868
4,373	Four Corners Property Trust, Inc.	122,225
4,272	Gaming and Leisure Properties, Inc.	204,458
955	Lamar Advertising Co., Class A	108,689
1,562	National Storage Affiliates Trust	58,106
7,779	Outfront Media, Inc.	117,696
24,903	Uniti Group, Inc.	122,523
6,581	VICI Properties, Inc.	210,724
		1,552,429
	Specialty Retail — 2.6%
1,422	Abercrombie & Fitch Co., Class A (a)	98,715
291	AutoZone, Inc. (a)	1,094,916
1,014	Boot Barn Holdings, Inc. (a)	105,801
1,852	Burlington Stores, Inc. (a)	416,774
5,274	Carvana Co. (a)	1,288,702
16,730	Chewy, Inc., Class A (a)	627,375
9,750	GameStop Corp., Class A (a)	271,635
768	O’Reilly Automotive, Inc. (a)	1,086,874
2,863	Revolve Group, Inc. (a)	56,916
7,244	TJX (The) Cos., Inc.	932,158
10,135	Warby Parker, Inc., Class A (a)	167,329
1,359	Williams-Sonoma, Inc.	209,925
		6,357,120
	Technology Hardware, Storage & Peripherals — 0.6%
964	Apple, Inc.	204,850
11,548	CompoSecure, Inc., Class A (b)	126,913

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
19,718	IonQ, Inc. (a) (b)	$541,456
18,812	Super Micro Computer, Inc. (a)	599,350
		1,472,569
	Textiles, Apparel & Luxury Goods — 0.7%
1,698	Kontoor Brands, Inc.	102,135
1,972	Ralph Lauren Corp.	443,602
15,659	Tapestry, Inc.	1,106,308
4,424	Wolverine World Wide, Inc.	57,733
		1,709,778
	Tobacco — 1.1%
18,368	Altria Group, Inc.	1,086,467
6,947	Philip Morris International, Inc.	1,190,438
5,280	Turning Point Brands, Inc.	324,086
		2,600,991
	Trading Companies & Distributors — 1.2%
1,448	Applied Industrial Technologies, Inc.	352,270
4,483	Distribution Solutions Group, Inc. (a)	116,737
3,813	DXP Enterprises, Inc. (a)	337,298
5,689	Fastenal Co.	460,638
2,938	FTAI Aviation Ltd.	314,689
2,804	GATX Corp.	409,272
809	Herc Holdings, Inc.	88,537
1,660	McGrath RentCorp	177,072
219	W.W. Grainger, Inc.	224,324
1,985	Willis Lease Finance Corp.	307,119
10,074	Xometry, Inc., Class A (a)	258,298
		3,046,254
	Water Utilities — 0.0%
1,595	American States Water Co.	129,370
	Wireless Telecommunication Services — 0.7%
8,100	Telephone and Data Systems, Inc.	303,669
4,135	T-Mobile US, Inc.	1,021,138
4,536	United States Cellular Corp. (a) (b)	311,442
		1,636,249
	Total Common Stocks	246,111,774
	(Cost $207,235,939)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
294,403	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.18% (g)	$294,403
	(Cost $294,403)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.2%
$2,756,190	JPMorgan Chase & Co., 4.37% (g), dated 04/30/25, due 05/01/25, with a maturity value of $2,756,525. Collateralized by U.S. Treasury Securities, interest rates of 3.75% to 3.88%, due 04/30/30 to 05/31/30. The value of the collateral including accrued interest is $2,811,314. (h)	2,756,190
2,648,105	RBC Dominion Securities, Inc., 4.36% (g), dated 04/30/25, due 05/01/25, with a maturity value of $2,648,426. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.25%, due 04/15/26 to 08/15/46. The value of the collateral including accrued interest is $2,701,067. (h)	2,648,105
	Total Repurchase Agreements	5,404,295
	(Cost $5,404,295)

	Total Investments — 102.2%	251,810,472
	(Cost $212,934,637)
	Net Other Assets and Liabilities — (2.2)%	(5,460,869)
	Net Assets — 100.0%	$246,349,603

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $5,138,212 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $5,404,295.

(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)	Restricted security as to resale, excluding Rule 144A securities (see Restricted Securities table).

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
(e)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At April 30, 2025, securities noted
as such are valued at $0 or 0.0% of net assets.

(f)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(g)	Rate shown reflects yield as of April 30, 2025.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$ 687,345	$ 687,345	$ —	$ —**
Other Industry Categories*	245,424,429	245,424,429	—	—
Money Market Funds	294,403	294,403	—	—
Repurchase Agreements	5,404,295	—	5,404,295	—
Total Investments	$251,810,472	$246,406,177	$5,404,295	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Restricted Securities
As of April 30, 2025, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	162	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	162	0.00	0	0	0.00
				$0	$0	0.00%

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.0%
4,258	Huntington Ingalls Industries, Inc.	$980,788
12,030	Textron, Inc.	846,551
		1,827,339
	Air Freight & Logistics — 0.3%
14,827	GXO Logistics, Inc. (a)	537,330
	Automobile Components — 2.7%
24,346	Aptiv PLC (a)	1,389,183
40,448	BorgWarner, Inc.	1,147,914
49,736	Gentex Corp.	1,083,250
16,418	Lear Corp.	1,407,844
		5,028,191
	Automobiles — 0.6%
15,286	Thor Industries, Inc.	1,107,012
	Banks — 7.2%
15,096	Ameris Bancorp	884,626
12,859	Associated Banc-Corp.	283,670
13,470	Axos Financial, Inc. (a)	855,076
33,340	Bank OZK	1,420,284
5,564	BOK Financial Corp.	518,398
28,628	Cadence Bank	837,655
9,810	Comerica, Inc.	527,288
29,834	First Horizon Corp.	539,399
64,622	FNB Corp.	845,902
16,572	Hancock Whitney Corp.	863,235
13,782	International Bancshares Corp.	841,253
6,274	Popular, Inc.	598,665
8,119	Prosperity Bancshares, Inc.	551,280
6,200	Synovus Financial Corp.	268,584
16,714	United Bankshares, Inc.	573,123
20,599	United Community Banks, Inc.	568,738
97,768	Valley National Bancorp	840,805
16,861	Webster Financial Corp.	797,525
17,434	Zions Bancorp N.A.	784,007
		13,399,513
	Beverages — 0.9%
23,798	Molson Coors Beverage Co., Class B	1,369,099
6,976	National Beverage Corp.	309,734
		1,678,833
	Biotechnology — 0.3%
17,548	Alkermes PLC (a)	504,856
	Broadline Retail — 1.5%
3,238	Dillard’s, Inc., Class A (b)	1,122,485
6,140	Etsy, Inc. (a)	266,967
115,331	Macy’s, Inc.	1,317,080
		2,706,532
Shares	Description	Value

	Building Products — 1.8%
8,864	A.O. Smith Corp.	$601,511
5,334	Advanced Drainage Systems, Inc.	605,356
9,518	Fortune Brands Innovations, Inc.	512,259
3,690	Simpson Manufacturing Co., Inc.	567,116
4,986	Trex Co., Inc. (a)	288,290
8,120	UFP Industries, Inc.	802,662
		3,377,194
	Capital Markets — 2.5%
6,898	Affiliated Managers Group, Inc.	1,142,516
1,449	Evercore, Inc., Class A	297,465
30,100	Franklin Resources, Inc.	564,676
57,407	Golub Capital BDC, Inc. (b)	822,068
95,490	Invesco Ltd.	1,330,176
1,170	Piper Sandler Cos.	282,110
3,075	Stifel Financial Corp.	263,497
		4,702,508
	Chemicals — 4.3%
23,389	Avient Corp.	779,088
8,734	Axalta Coating Systems Ltd. (a)	283,855
13,938	Cabot Corp.	1,094,690
13,151	Eastman Chemical Co.	1,012,627
12,814	Element Solutions, Inc.	261,534
27,468	FMC Corp.	1,151,458
42,905	Mosaic (The) Co.	1,304,312
1,533	NewMarket Corp.	943,255
11,584	Westlake Corp.	1,070,709
		7,901,528
	Construction & Engineering — 0.9%
3,757	Arcosa, Inc.	300,823
40,442	Fluor Corp. (a)	1,411,021
		1,711,844
	Consumer Finance — 1.7%
31,777	Ally Financial, Inc.	1,037,837
9,634	FirstCash Holdings, Inc.	1,290,570
17,781	OneMain Holdings, Inc.	836,952
		3,165,359
	Consumer Staples Distribution & Retail — 0.5%
39,524	Albertsons Cos., Inc., Class A	868,738
	Containers & Packaging — 1.4%
44,641	Graphic Packaging Holding Co.	1,129,864
10,022	Sealed Air Corp.	276,206
11,336	Silgan Holdings, Inc.	585,504
12,266	Sonoco Products Co.	502,906
		2,494,480
	Distributors — 0.4%
20,431	LKQ Corp.	780,669

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Consumer Services — 0.6%
142,367	ADT, Inc.	$1,141,783
	Diversified REITs — 0.2%
4,590	WP Carey, Inc.	286,600
	Electric Utilities — 2.5%
12,604	Evergy, Inc.	870,936
4,985	IDACORP, Inc.	588,679
12,606	OGE Energy Corp.	572,060
9,125	Pinnacle West Capital Corp.	868,518
25,984	Portland General Electric Co.	1,094,446
10,834	TXNM Energy, Inc.	576,369
		4,571,008
	Electrical Equipment — 1.2%
2,201	Acuity, Inc.	536,186
2,288	Generac Holdings, Inc. (a)	261,701
20,627	NEXTracker, Inc., Class A (a)	837,662
5,090	Regal Rexnord Corp.	538,726
		2,174,275
	Electronic Equipment, Instruments & Components — 2.7%
8,372	Arrow Electronics, Inc. (a)	932,306
24,098	Avnet, Inc.	1,132,365
1,931	Insight Enterprises, Inc. (a)	267,019
7,604	Sanmina Corp. (a)	583,911
11,147	TD SYNNEX Corp.	1,235,087
26,459	Vontier Corp.	841,661
		4,992,349
	Energy Equipment & Services — 1.2%
95,176	NOV, Inc.	1,104,993
27,050	Weatherford International PLC	1,119,870
		2,224,863
	Financial Services — 4.1%
41,687	Enact Holdings, Inc.	1,491,978
25,096	Essent Group Ltd.	1,428,715
2,711	Euronet Worldwide, Inc. (a)	268,660
13,833	Jackson Financial, Inc., Class A	1,077,729
58,459	MGIC Investment Corp.	1,456,214
2,894	PennyMac Financial Services, Inc.	281,991
43,802	Radian Group, Inc.	1,399,036
4,275	Voya Financial, Inc.	253,080
		7,657,403
	Food Products — 3.4%
18,955	Bunge Global S.A.	1,492,137
7,257	Campbell’s (The) Co.	264,590
21,724	Conagra Brands, Inc.	536,800
37,094	Darling Ingredients, Inc. (a)	1,194,056
Shares	Description	Value

	Food Products (Continued)
45,721	Flowers Foods, Inc.	$804,232
6,429	Ingredion, Inc.	853,900
1,656	Lancaster Colony Corp.	269,564
7,469	Post Holdings, Inc. (a)	845,267
		6,260,546
	Gas Utilities — 2.5%
17,716	New Jersey Resources Corp.	867,021
11,499	ONE Gas, Inc.	902,787
12,106	Southwest Gas Holdings, Inc.	874,174
11,108	Spire, Inc.	850,206
35,043	UGI Corp.	1,149,060
		4,643,248
	Ground Transportation — 1.6%
19,986	Knight-Swift Transportation Holdings, Inc.	782,852
1,928	Landstar System, Inc.	258,641
8,059	Ryder System, Inc.	1,109,482
14,687	U-Haul Holding Co.	804,848
		2,955,823
	Health Care Providers & Services — 2.5%
47,774	Acadia Healthcare Co., Inc. (a)	1,117,912
471	Chemed Corp.	273,891
4,231	Henry Schein, Inc. (a)	274,888
10,770	Tenet Healthcare Corp. (a)	1,539,571
7,709	Universal Health Services, Inc., Class B	1,365,033
		4,571,295
	Hotels, Restaurants & Leisure — 1.7%
17,603	Boyd Gaming Corp.	1,217,071
34,765	Caesars Entertainment, Inc. (a)	940,741
3,345	Light & Wonder, Inc. (a)	285,596
19,548	MGM Resorts International (a)	614,980
		3,058,388
	Household Durables — 4.5%
558	Cavco Industries, Inc. (a)	275,568
3,380	Installed Building Products, Inc.	560,505
24,922	KB Home	1,346,536
20,437	Meritage Homes Corp.	1,392,577
12,686	Mohawk Industries, Inc. (a)	1,349,156
24,128	Taylor Morrison Home Corp. (a)	1,383,741
13,719	Toll Brothers, Inc.	1,383,836
1,901	TopBuild Corp. (a)	562,240
		8,254,159
	Household Products — 0.5%
36,427	Reynolds Consumer Products, Inc.	837,821

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Independent Power and Renewable Electricity Producers — 0.5%
93,307	AES (The) Corp.	$933,070
	Industrial REITs — 0.1%
8,020	STAG Industrial, Inc.	264,901
	Insurance — 5.3%
2,207	American Financial Group, Inc.	279,539
2,764	Assurant, Inc.	532,733
13,153	Assured Guaranty Ltd.	1,153,913
11,561	Axis Capital Holdings Ltd.	1,113,555
20,866	CNO Financial Group, Inc.	791,656
4,400	Globe Life, Inc.	542,696
1,667	Hanover Insurance Group (The), Inc.	276,889
8,668	Kemper Corp.	512,452
40,340	Lincoln National Corp.	1,285,636
22,161	Old Republic International Corp.	833,254
6,037	RenaissanceRe Holdings Ltd.	1,460,531
14,227	Unum Group	1,104,869
		9,887,723
	IT Services — 1.4%
18,388	ASGN, Inc. (a)	926,388
67,970	DXC Technology Co. (a)	1,054,894
3,432	EPAM Systems, Inc. (a)	538,515
		2,519,797
	Leisure Products — 0.8%
4,220	Acushnet Holdings Corp.	279,448
10,760	Brunswick Corp.	495,498
44,732	Mattel, Inc. (a)	710,792
		1,485,738
	Machinery — 2.8%
3,085	Franklin Electric Co., Inc.	262,102
1,531	Lincoln Electric Holdings, Inc.	269,762
3,812	Middleby (The) Corp. (a)	508,330
11,416	Mueller Industries, Inc.	839,761
1,437	Nordson Corp.	272,412
15,398	Oshkosh Corp.	1,289,737
3,769	Stanley Black & Decker, Inc.	226,215
16,123	Timken (The) Co.	1,035,903
7,965	Toro (The) Co.	543,850
		5,248,072
	Marine Transportation — 1.1%
8,605	Kirby Corp. (a)	829,264
11,302	Matson, Inc.	1,232,935
		2,062,199
	Media — 0.5%
6,466	Nexstar Media Group, Inc.	967,702
Shares	Description	Value

	Metals & Mining — 0.4%
9,498	Alcoa Corp.	$232,986
35,245	Cleveland-Cliffs, Inc. (a)	290,419
6,296	Commercial Metals Co.	280,424
		803,829
	Mortgage REITs — 1.2%
28,529	Annaly Capital Management, Inc.	559,169
126,513	Rithm Capital Corp.	1,414,415
14,654	Starwood Property Trust, Inc.	281,210
		2,254,794
	Multi-Utilities — 0.6%
19,107	Black Hills Corp.	1,163,616
	Office REITs — 0.9%
19,641	Cousins Properties, Inc.	540,913
35,372	Kilroy Realty Corp.	1,114,572
		1,655,485
	Oil, Gas & Consumable Fuels — 6.3%
68,912	APA Corp.	1,070,892
32,946	California Resources Corp.	1,136,966
12,850	Chord Energy Corp.	1,159,456
41,519	Civitas Resources, Inc.	1,131,393
44,056	HF Sinclair Corp.	1,324,764
57,347	Magnolia Oil & Gas Corp., Class A	1,177,334
28,352	Matador Resources Co.	1,121,038
51,006	Murphy Oil Corp.	1,047,153
33,845	Ovintiv, Inc.	1,136,515
7,256	Range Resources Corp.	246,196
48,367	SM Energy Co.	1,102,284
		11,653,991
	Paper & Forest Products — 0.4%
9,450	Louisiana-Pacific Corp.	815,630
	Passenger Airlines — 0.6%
23,544	Alaska Air Group, Inc. (a)	1,042,293
	Personal Care Products — 0.1%
52,965	Coty, Inc., Class A (a)	267,473
	Pharmaceuticals — 2.3%
137,959	Elanco Animal Health, Inc. (a)	1,307,851
9,333	Jazz Pharmaceuticals PLC (a)	1,091,588
58,372	Organon & Co.	754,750
133,049	Viatris, Inc.	1,120,273
		4,274,462
	Professional Services — 2.1%
1,580	CACI International, Inc., Class A (a)	723,435
3,532	FTI Consulting, Inc. (a)	587,301
11,502	Genpact Ltd.	578,090

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
5,815	KBR, Inc.	$307,090
12,747	Maximus, Inc.	853,539
5,311	Robert Half, Inc.	235,277
5,161	Science Applications International Corp.	624,636
		3,909,368
	Real Estate Management & Development — 0.1%
1,169	Jones Lang LaSalle, Inc. (a)	265,842
	Semiconductors & Semiconductor Equipment — 1.8%
80,210	Amkor Technology, Inc.	1,399,665
5,813	Cirrus Logic, Inc. (a)	558,281
3,616	MKS Instruments, Inc.	253,626
17,930	Skyworks Solutions, Inc.	1,152,540
		3,364,112
	Software — 0.9%
3,608	Dolby Laboratories, Inc., Class A	277,058
203,453	Riot Platforms, Inc. (a) (b)	1,473,000
		1,750,058
	Specialized REITs — 0.6%
41,566	Rayonier, Inc.	1,016,704
	Specialty Retail — 6.2%
5,248	Asbury Automotive Group, Inc. (a)	1,144,799
5,367	AutoNation, Inc. (a)	934,663
38,221	Bath & Body Works, Inc.	1,166,123
2,874	Dick’s Sporting Goods, Inc.	539,565
11,599	Five Below, Inc. (a)	880,248
56,228	Gap (The), Inc.	1,231,393
3,034	Group 1 Automotive, Inc.	1,224,613
4,936	Lithia Motors, Inc.	1,445,063
616	Murphy USA, Inc.	307,119
6,038	Penske Automotive Group, Inc.	939,936
22,114	Urban Outfitters, Inc. (a)	1,167,177
16,647	Valvoline, Inc. (a)	570,326
		11,551,025
	Textiles, Apparel & Luxury Goods — 2.3%
7,656	Columbia Sportswear Co. (b)	475,973
13,640	Crocs, Inc. (a)	1,315,169
22,411	PVH Corp.	1,545,911
20,409	Skechers USA, Inc., Class A (a)	980,040
		4,317,093
Shares	Description	Value

	Trading Companies & Distributors — 3.1%
29,986	Air Lease Corp.	$1,402,146
14,769	Boise Cascade Co.	1,377,652
7,459	MSC Industrial Direct Co., Inc., Class A	570,464
21,698	Rush Enterprises, Inc., Class A	1,106,381
7,461	WESCO International, Inc.	1,215,845
		5,672,488
	Water Utilities — 0.3%
14,658	Essential Utilities, Inc.	602,884
	Total Common Stocks	185,171,836
	(Cost $187,458,965)
MONEY MARKET FUNDS — 0.1%
287,939	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (c)	287,939
	(Cost $287,939)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.5%
$986,107	JPMorgan Chase & Co., 4.37% (c), dated 04/30/25, due 05/01/25, with a maturity value of $986,227. Collateralized by U.S. Treasury Securities, interest rates of 3.75% to 3.88%, due 04/30/30 to 05/31/30. The value of the collateral including accrued interest is $1,005,829. (d)	986,107
	(Cost $986,107)

	Total Investments — 100.5%	186,445,882
	(Cost $188,733,011)
	Net Other Assets and Liabilities — (0.5)%	(1,014,686)
	Net Assets — 100.0%	$185,431,196

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $963,862 and the
total value of the collateral held by the Fund, including for securities sold and pending settlement, is $986,107.

(c)	Rate shown reflects yield as of April 30, 2025.
(d)	This security serves as collateral for securities on loan.

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 185,171,836	$ 185,171,836	$ —	$ —
Money Market Funds	287,939	287,939	—	—
Repurchase Agreements	986,107	—	986,107	—
Total Investments	$186,445,882	$185,459,775	$986,107	$—

*	See Portfolio of Investments for industry breakout.

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 4.1%
5,248	BWX Technologies, Inc.	$572,662
4,896	Curtiss-Wright Corp.	1,688,581
9,453	Hexcel Corp.	458,187
87,195	Kratos Defense & Security Solutions, Inc. (a)	2,945,883
78,735	Leonardo DRS, Inc.	2,910,046
5,971	Moog, Inc., Class A	998,650
115,835	Rocket Lab USA, Inc. (a)	2,524,045
11,348	Woodward, Inc.	2,128,544
		14,226,598
	Automobile Components — 0.6%
17,180	Dorman Products, Inc. (a)	1,946,494
	Automobiles — 0.5%
124,767	Rivian Automotive, Inc., Class A (a) (b)	1,704,317
	Banks — 6.3%
18,848	BancFirst Corp.	2,220,671
62,280	Columbia Banking System, Inc.	1,396,318
24,958	Commerce Bancshares, Inc.	1,515,949
12,407	Cullen/Frost Bankers, Inc.	1,445,043
23,077	East West Bancorp, Inc.	1,974,237
43,244	First Financial Bankshares, Inc.	1,449,107
23,419	Glacier Bancorp, Inc.	954,559
73,264	Home BancShares, Inc.	2,033,076
97,738	Old National Bancorp	2,012,425
19,530	Pinnacle Financial Partners, Inc.	1,957,687
25,072	ServisFirst Bancshares, Inc.	1,785,628
26,955	Western Alliance Bancorp	1,879,033
13,812	Wintrust Financial Corp.	1,535,480
		22,159,213
	Beverages — 1.0%
29,074	Celsius Holdings, Inc. (a)	1,016,427
1,920	Coca-Cola Consolidated, Inc.	2,603,155
		3,619,582
	Biotechnology — 5.0%
21,972	BioMarin Pharmaceutical, Inc. (a)	1,399,397
17,548	Blueprint Medicines Corp. (a)	1,570,546
74,886	Bridgebio Pharma, Inc. (a)	2,872,627
70,121	Exelixis, Inc. (a)	2,745,237
40,569	Halozyme Therapeutics, Inc. (a)	2,491,748
20,358	Insmed, Inc. (a)	1,465,776
11,488	Krystal Biotech, Inc. (a)	1,951,581
65,659	TG Therapeutics, Inc. (a)	2,988,141
		17,485,053
	Broadline Retail — 0.7%
22,247	Ollie’s Bargain Outlet Holdings, Inc. (a)	2,360,629
Shares	Description	Value

	Building Products — 1.1%
7,940	Allegion PLC	$1,105,248
14,704	Armstrong World Industries, Inc.	2,132,374
15,700	Zurn Elkay Water Solutions Corp.	533,172
		3,770,794
	Capital Markets — 5.0%
10,449	Hamilton Lane, Inc., Class A	1,614,266
12,827	Houlihan Lokey, Inc.	2,079,000
36,608	Main Street Capital Corp. (b)	1,960,725
2,396	MarketAxess Holdings, Inc.	530,930
3,452	Morningstar, Inc.	982,853
15,020	PJT Partners, Inc., Class A	2,128,484
26,678	SEI Investments Co.	2,088,621
39,652	StepStone Group, Inc., Class A	1,982,997
17,438	Tradeweb Markets, Inc., Class A	2,411,675
26,839	Victory Capital Holdings, Inc., Class A	1,537,606
		17,317,157
	Chemicals — 0.3%
6,240	Balchem Corp.	976,872
	Commercial Services & Supplies — 1.6%
18,571	Casella Waste Systems, Inc., Class A (a)	2,181,164
2,627	Clean Harbors, Inc. (a)	562,020
88,629	GEO Group (The), Inc. (a)	2,772,315
		5,515,499
	Communications Equipment — 0.3%
16,610	Lumentum Holdings, Inc. (a)	980,654
	Construction & Engineering — 3.1%
11,166	AECOM	1,101,526
6,800	Dycom Industries, Inc. (a)	1,139,340
12,547	IES Holdings, Inc. (a)	2,467,744
13,307	MasTec, Inc. (a)	1,694,247
36,074	Primoris Services Corp.	2,163,358
4,571	Sterling Infrastructure, Inc. (a)	683,045
5,443	Valmont Industries, Inc.	1,595,996
		10,845,256
	Construction Materials — 0.5%
17,220	Knife River Corp. (a)	1,608,004
	Consumer Finance — 1.2%
88,145	SLM Corp.	2,548,272
33,746	Upstart Holdings, Inc. (a)	1,613,059
		4,161,331
	Consumer Staples Distribution & Retail — 0.6%
51,923	Maplebear, Inc. (a)	2,071,208

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Containers & Packaging — 0.3%
6,981	AptarGroup, Inc.	$1,046,801
	Diversified Consumer Services — 4.2%
25,722	Adtalem Global Education, Inc. (a)	2,731,676
16,305	Bright Horizons Family Solutions, Inc. (a)	2,044,973
6,669	Duolingo, Inc. (a)	2,597,442
26,952	Frontdoor, Inc. (a)	1,107,997
14,964	Grand Canyon Education, Inc. (a)	2,669,129
9,431	H&R Block, Inc.	569,350
20,464	Stride, Inc. (a)	2,911,004
		14,631,571
	Diversified REITs — 0.4%
47,591	Essential Properties Realty Trust, Inc.	1,531,002
	Diversified Telecommunication Services — 0.3%
264,173	Lumen Technologies, Inc. (a)	935,172
	Electrical Equipment — 0.7%
131,682	Bloom Energy Corp., Class A (a) (b)	2,412,414
	Electronic Equipment, Instruments & Components — 1.4%
5,443	Badger Meter, Inc.	1,201,923
10,329	Belden, Inc.	1,065,023
7,972	Coherent Corp. (a)	512,759
19,772	Itron, Inc. (a)	2,200,426
		4,980,131
	Energy Equipment & Services — 1.3%
98,659	Archrock, Inc.	2,321,446
69,409	Kodiak Gas Services, Inc.	2,360,600
		4,682,046
	Entertainment — 2.1%
5,316	Madison Square Garden Sports Corp. (a)	1,023,702
29,401	Roku, Inc. (a)	2,004,560
16,943	TKO Group Holdings, Inc.	2,760,184
49,549	Warner Music Group Corp., Class A	1,508,767
		7,297,213
	Financial Services — 1.4%
5,673	Jack Henry & Associates, Inc.	983,869
99,574	Remitly Global, Inc. (a)	2,013,386
Shares	Description	Value

	Financial Services (Continued)
19,012	Shift4 Payments, Inc., Class A (a) (b)	$1,555,182
3,298	WEX, Inc. (a)	429,960
		4,982,397
	Food Products — 0.8%
28,481	Cal-Maine Foods, Inc.	2,659,271
	Health Care Equipment & Supplies — 4.0%
28,294	Globus Medical, Inc., Class A (a)	2,030,660
7,460	ICU Medical, Inc. (a)	1,018,962
3,248	Inspire Medical Systems, Inc. (a)	514,418
8,777	Integer Holdings Corp. (a)	1,108,623
26,527	Lantheus Holdings, Inc. (a)	2,767,827
9,325	Masimo Corp. (a)	1,500,952
19,595	Merit Medical Systems, Inc. (a)	1,850,748
9,681	Penumbra, Inc. (a)	2,834,984
8,885	PROCEPT BioRobotics Corp. (a)	479,612
		14,106,786
	Health Care Providers & Services — 5.4%
143,114	BrightSpring Health Services, Inc. (a)	2,508,789
18,496	CorVel Corp. (a)	2,011,625
16,924	DaVita, Inc. (a)	2,395,592
25,561	Encompass Health Corp.	2,990,381
12,002	Ensign Group (The), Inc.	1,548,138
60,772	Guardant Health, Inc. (a)	2,870,262
17,578	HealthEquity, Inc. (a)	1,506,786
87,610	Hims & Hers Health, Inc. (a)	2,899,891
		18,731,464
	Health Care REITs — 1.8%
85,441	American Healthcare REIT, Inc.	2,758,036
18,115	CareTrust REIT, Inc.	530,226
61,274	Healthcare Realty Trust, Inc.	951,585
25,610	Healthpeak Properties, Inc.	456,882
13,595	Omega Healthcare Investors, Inc.	530,885
59,274	Sabra Health Care REIT, Inc.	1,058,041
		6,285,655
	Health Care Technology — 0.7%
44,610	Doximity, Inc., Class A (a)	2,537,417
	Hotel & Resort REITs — 0.1%
5,664	Ryman Hospitality Properties, Inc.	498,149
	Hotels, Restaurants & Leisure — 5.1%
17,368	Brinker International, Inc. (a)	2,332,522

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
11,701	Choice Hotels International, Inc. (b)	$1,475,613
4,659	Churchill Downs, Inc.	421,220
33,545	Dutch Bros, Inc., Class A (a)	2,003,978
142,641	Global Business Travel Group I (a)	957,121
85,724	Life Time Group Holdings, Inc. (a)	2,628,298
27,307	Norwegian Cruise Line Holdings Ltd. (a)	437,731
21,438	Planet Fitness, Inc., Class A (a)	2,027,820
5,875	Shake Shack, Inc., Class A (a)	515,473
12,431	Texas Roadhouse, Inc.	2,063,049
17,159	Wyndham Hotels & Resorts, Inc.	1,463,663
18,602	Wynn Resorts Ltd.	1,493,927
		17,820,415
	Independent Power and Renewable Electricity Producers — 1.1%
14,630	Ormat Technologies, Inc.	1,062,138
12,965	Talen Energy Corp. (a)	2,788,512
		3,850,650
	Industrial REITs — 0.5%
2,941	EastGroup Properties, Inc.	480,618
19,192	First Industrial Realty Trust, Inc.	913,156
8,191	Terreno Realty Corp.	461,399
		1,855,173
	Insurance — 2.8%
4,257	Kinsale Capital Group, Inc.	1,852,902
9,098	Primerica, Inc.	2,384,313
25,784	RLI Corp.	1,908,274
35,045	Ryan Specialty Holdings, Inc.	2,295,798
804	White Mountains Insurance Group Ltd.	1,421,029
		9,862,316
	Interactive Media & Services — 0.3%
33,191	Match Group, Inc.	984,445
	IT Services — 0.6%
65,957	Kyndryl Holdings, Inc. (a)	2,138,326
	Life Sciences Tools & Services — 0.2%
1,700	Medpace Holdings, Inc. (a)	524,263
	Machinery — 4.1%
16,235	Allison Transmission Holdings, Inc.	1,497,516
10,763	Chart Industries, Inc. (a)	1,452,790
15,444	Donaldson Co., Inc.	1,015,134
Shares	Description	Value

	Machinery (Continued)
13,332	Esab Corp.	$1,601,440
7,039	Federal Signal Corp.	573,186
21,200	Flowserve Corp.	958,876
6,200	Graco, Inc.	505,982
8,019	ITT, Inc.	1,098,763
4,611	Kadant, Inc.	1,360,245
4,829	RBC Bearings, Inc. (a)	1,586,665
8,039	SPX Technologies, Inc. (a)	1,078,432
7,618	Watts Water Technologies, Inc., Class A	1,582,639
		14,311,668
	Media — 1.0%
101,205	EchoStar Corp., Class A (a)	2,275,088
20,879	New York Times (The) Co., Class A	1,086,961
		3,362,049
	Metals & Mining — 1.6%
9,951	ATI, Inc. (a)	541,135
11,429	Carpenter Technology Corp.	2,235,627
15,836	Royal Gold, Inc.	2,893,396
		5,670,158
	Mortgage REITs — 0.5%
216,190	AGNC Investment Corp. (b)	1,908,958
	Oil, Gas & Consumable Fuels — 2.6%
115,062	Antero Midstream Corp.	1,904,276
32,895	CNX Resources Corp. (a)	968,100
127,280	Comstock Resources, Inc. (a)	2,325,406
16,102	DT Midstream, Inc.	1,565,114
149,537	Permian Resources Corp.	1,764,537
11,468	Viper Energy, Inc.	462,504
		8,989,937
	Passenger Airlines — 0.9%
49,079	American Airlines Group, Inc. (a)	488,336
29,633	SkyWest, Inc. (a)	2,642,375
		3,130,711
	Personal Care Products — 0.9%
34,768	BellRing Brands, Inc. (a)	2,682,003
4,549	Interparfums, Inc.	496,751
		3,178,754
	Pharmaceuticals — 1.2%
22,198	Axsome Therapeutics, Inc. (a)	2,492,614
22,666	Corcept Therapeutics, Inc. (a)	1,629,232
		4,121,846
	Professional Services — 2.3%
8,879	Dayforce, Inc. (a)	513,828
54,840	ExlService Holdings, Inc. (a)	2,658,643
8,745	Parsons Corp. (a)	584,691

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
9,479	Paycom Software, Inc.	$2,145,951
8,293	Paylocity Holding Corp. (a)	1,593,085
23,000	Verra Mobility Corp. (a)	501,400
		7,997,598
	Real Estate Management & Development — 0.7%
296,548	Compass, Inc., Class A (a)	2,289,351
	Residential REITs — 1.5%
27,391	American Homes 4 Rent, Class A	1,024,149
12,702	Camden Property Trust	1,445,488
7,760	Equity LifeStyle Properties, Inc.	502,693
73,169	Independence Realty Trust, Inc.	1,421,674
22,925	UDR, Inc.	960,099
		5,354,103
	Retail REITs — 1.6%
20,124	Agree Realty Corp.	1,561,824
39,003	Brixmor Property Group, Inc.	971,565
12,141	NNN REIT, Inc.	499,116
28,378	Phillips Edison & Co., Inc.	984,716
21,059	Regency Centers Corp.	1,520,039
		5,537,260
	Semiconductors & Semiconductor Equipment — 1.3%
38,681	Credo Technology Group Holding Ltd. (a)	1,665,217
5,157	MACOM Technology Solutions Holdings, Inc. (a)	535,039
30,003	Rambus, Inc. (a)	1,463,846
6,774	SiTime Corp. (a)	994,830
		4,658,932
	Software — 7.4%
47,322	ACI Worldwide, Inc. (a)	2,525,102
2,355	Appfolio, Inc., Class A (a)	486,355
11,283	BILL Holdings, Inc. (a)	514,166
33,556	Box, Inc., Class A (a)	1,047,618
28,704	Braze, Inc., Class A (a)	893,556
57,957	Clearwater Analytics Holdings, Inc., Class A (a)	1,317,942
13,126	Commvault Systems, Inc. (a)	2,193,748
44,179	Confluent, Inc., Class A (a)	1,051,902
77,540	Dropbox, Inc., Class A (a)	2,213,767
11,620	Elastic N.V. (a)	1,001,644
73,390	Freshworks, Inc., Class A (a)	1,083,970
11,018	Gitlab, Inc., Class A (a)	514,210
26,608	Intapp, Inc. (a)	1,443,750
12,523	InterDigital, Inc.	2,517,123
Shares	Description	Value

	Software (Continued)
7,449	Pegasystems, Inc.	$685,904
15,685	Procore Technologies, Inc. (a)	1,005,252
12,941	Q2 Holdings, Inc. (a)	1,025,574
4,110	Qualys, Inc. (a)	516,668
13,507	Samsara, Inc., Class A (a)	535,688
191,297	SoundHound AI, Inc., Class A (a) (b)	1,777,149
6,818	Workiva, Inc. (a)	513,191
76,371	Zeta Global Holdings Corp., Class A (a)	997,405
		25,861,684
	Specialized REITs — 0.4%
20,347	Gaming and Leisure Properties, Inc.	973,807
4,553	Lamar Advertising Co., Class A	518,177
		1,491,984
	Specialty Retail — 1.5%
6,781	Abercrombie & Fitch Co., Class A (a)	470,737
4,821	Boot Barn Holdings, Inc. (a)	503,023
79,634	Chewy, Inc., Class A (a)	2,986,275
46,393	GameStop Corp., Class A (a)	1,292,509
		5,252,544
	Technology Hardware, Storage & Peripherals — 0.7%
93,844	IonQ, Inc. (a)	2,576,956
	Textiles, Apparel & Luxury Goods — 0.7%
8,073	Kontoor Brands, Inc.	485,591
9,382	Ralph Lauren Corp.	2,110,481
		2,596,072
	Trading Companies & Distributors — 1.6%
6,895	Applied Industrial Technologies, Inc.	1,677,416
13,989	FTAI Aviation Ltd.	1,498,362
13,338	GATX Corp.	1,946,814
3,857	Herc Holdings, Inc.	422,110
		5,544,702
	Total Common Stocks	348,937,005
	(Cost $311,818,695)
MONEY MARKET FUNDS — 0.1%
531,697	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (c)	531,697
	(Cost $531,697)

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 3.1%
$5,479,677	BNP Paribas S.A., 4.36% (c), dated 04/30/25, due 05/01/25, with a maturity value of $5,480,341. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.00%, due 09/30/26 to 02/15/39. The value of the collateral including accrued interest is $5,589,271. (d)	$5,479,677
5,264,787	JPMorgan Chase & Co., 4.37% (c), dated 04/30/25, due 05/01/25, with a maturity value of $5,265,426. Collateralized by U.S. Treasury Securities, interest rates of 3.75% to 3.88%, due 04/30/30 to 05/31/30. The value of the collateral including accrued interest is $5,370,083. (d)	5,264,787
	Total Repurchase Agreements	10,744,464
	(Cost $10,744,464)

	Total Investments — 103.1%	360,213,166
	(Cost $323,094,856)
	Net Other Assets and Liabilities — (3.1)%	(10,762,974)
	Net Assets — 100.0%	$349,450,192

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $10,213,838 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $10,744,464.

(c)	Rate shown reflects yield as of April 30, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 348,937,005	$ 348,937,005	$ —	$ —
Money Market Funds	531,697	531,697	—	—
Repurchase Agreements	10,744,464	—	10,744,464	—
Total Investments	$360,213,166	$349,468,702	$10,744,464	$—

*	See Portfolio of Investments for industry breakout.

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 0.1%
3,216	V2X, Inc. (a)	$160,028
	Air Freight & Logistics — 0.3%
12,729	Hub Group, Inc., Class A	402,109
	Automobile Components — 4.9%
62,503	Adient PLC (a)	790,663
24,121	Dana, Inc.	331,423
13,774	Fox Factory Holding Corp. (a)	279,750
76,824	Garrett Motion, Inc.	708,317
24,047	Gentherm, Inc. (a)	625,462
86,989	Goodyear Tire & Rubber (The) Co. (a)	946,440
5,413	LCI Industries	417,234
3,802	Patrick Industries, Inc.	292,678
15,155	Phinia, Inc.	608,473
8,283	Visteon Corp. (a)	655,931
		5,656,371
	Automobiles — 0.7%
31,832	Harley-Davidson, Inc.	713,674
4,576	Winnebago Industries, Inc.	145,608
		859,282
	Banks — 11.5%
5,374	1st Source Corp.	322,171
10,326	Atlantic Union Bankshares Corp.	286,030
13,738	BankUnited, Inc.	449,370
2,475	Banner Corp.	151,322
6,045	Berkshire Hills Bancorp, Inc.	150,097
10,996	Cathay General Bancorp	458,423
12,810	Customers Bancorp, Inc. (a)	640,500
5,658	Dime Community Bancshares, Inc.	145,354
3,928	First Bancorp	158,927
8,226	First BanCorp	161,559
20,689	First Commonwealth Financial Corp.	316,955
18,941	First Financial Bancorp	438,484
6,454	First Hawaiian, Inc.	147,538
7,950	First Merchants Corp.	283,338
8,894	Firstsun Capital Bancorp (a)	311,201
17,774	Fulton Financial Corp.	296,470
10,559	Hilltop Holdings, Inc.	311,807
30,709	Hope Bancorp, Inc.	306,169
7,553	Independent Bank Corp.	446,307
5,917	Live Oak Bancshares, Inc.	154,670
39,366	Northwest Bancshares, Inc.	486,170
8,033	OFG Bancorp	316,099
9,275	Origin Bancorp, Inc.	297,171
22,193	Pacific Premier Bancorp, Inc.	451,406
Shares	Description	Value

	Banks (Continued)
21,679	Peoples Bancorp, Inc.	$628,908
3,843	Preferred Bank	306,902
18,724	Provident Financial Services, Inc.	306,512
18,952	Renasant Corp.	607,791
12,772	S&T Bancorp, Inc.	465,412
6,129	Seacoast Banking Corp. of Florida	145,319
15,661	Simmons First National Corp., Class A	292,234
17,107	Stellar Bancorp, Inc.	426,991
4,614	TowneBank	152,031
8,044	TriCo Bancshares	310,338
13,720	Trustmark Corp.	460,306
18,950	Veritex Holdings, Inc.	441,156
16,556	WaFd, Inc.	472,343
5,094	WesBanco, Inc.	151,699
6,350	Westamerica BanCorp	307,530
6,198	WSFS Financial Corp.	319,507
		13,282,517
	Broadline Retail — 0.6%
98,263	Kohl’s Corp. (b)	658,362
	Building Products — 2.4%
13,664	American Woodmark Corp. (a)	806,176
8,067	Gibraltar Industries, Inc. (a)	427,148
11,330	Hayward Holdings, Inc. (a)	151,029
44,655	Janus International Group, Inc. (a)	307,226
49,236	Masterbrand, Inc. (a)	598,217
26,732	Resideo Technologies, Inc. (a)	448,563
		2,738,359
	Capital Markets — 1.6%
4,033	Artisan Partners Asset Management, Inc., Class A	149,140
36,453	DigitalBridge Group, Inc.	306,205
10,824	Donnelley Financial Solutions, Inc. (a)	521,717
7,885	Federated Hermes, Inc.	320,210
3,730	Virtus Investment Partners, Inc.	572,891
		1,870,163
	Chemicals — 2.5%
5,424	Ashland, Inc.	295,011
11,658	Chemours (The) Co.	144,326
2,811	H.B. Fuller Co.	151,906
9,988	Huntsman Corp.	132,940
10,116	Minerals Technologies, Inc.	521,885
26,526	Olin Corp.	573,492
2,601	Quaker Chemical Corp.	275,550
2,120	Sensient Technologies Corp.	199,174
11,682	Stepan Co.	590,642
		2,884,926

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Commercial Services & Supplies — 3.1%
62,600	BrightView Holdings, Inc. (a)	$858,872
7,775	CoreCivic, Inc. (a)	176,026
10,670	HNI Corp.	451,341
23,849	Interface, Inc.	448,361
24,723	MillerKnoll, Inc.	405,457
58,672	Steelcase, Inc., Class A	582,026
2,720	UniFirst Corp.	485,439
15,931	Vestis Corp.	139,556
		3,547,078
	Communications Equipment — 0.6%
77,138	Viasat, Inc. (a)	715,069
	Consumer Finance — 2.4%
12,839	Bread Financial Holdings, Inc.	609,211
45,850	LendingClub Corp. (a)	447,955
63,640	Navient Corp.	787,863
1,423	Nelnet, Inc., Class A	150,966
30,218	PROG Holdings, Inc.	796,546
		2,792,541
	Consumer Staples Distribution & Retail — 2.0%
14,977	Andersons (The), Inc.	564,783
33,846	Grocery Outlet Holding Corp. (a)	568,274
1,795	PriceSmart, Inc.	182,175
17,274	United Natural Foods, Inc. (a)	461,388
6,141	Weis Markets, Inc.	528,065
		2,304,685
	Containers & Packaging — 0.8%
11,693	Greif, Inc., Class A	613,648
28,030	O-I Glass, Inc. (a)	354,860
		968,508
	Diversified Consumer Services — 1.5%
836	Graham Holdings Co., Class B	769,162
18,791	Perdoceo Education Corp.	472,030
5,635	Strategic Education, Inc.	459,703
		1,700,895
	Diversified REITs — 0.8%
18,661	Alexander & Baldwin, Inc.	320,596
37,736	Broadstone Net Lease, Inc.	610,568
		931,164
Shares	Description	Value

	Diversified Telecommunication Services — 0.5%
3,075	IDT Corp., Class B	$154,519
76,195	Liberty Latin America Ltd., Class C (a)	419,072
		573,591
	Electric Utilities — 0.4%
5,887	Otter Tail Corp.	467,310
	Electrical Equipment — 1.1%
13,398	Atkore, Inc.	855,730
5,168	EnerSys	447,549
		1,303,279
	Electronic Equipment, Instruments & Components — 1.5%
8,454	Benchmark Electronics, Inc.	275,009
6,255	Crane NXT Co.	293,485
5,269	ePlus, Inc. (a)	328,575
2,525	PC Connection, Inc.	156,651
4,762	Rogers Corp. (a)	294,339
15,674	TTM Technologies, Inc. (a)	313,793
9,921	Vishay Intertechnology, Inc.	128,874
		1,790,726
	Energy Equipment & Services — 4.0%
80,864	Expro Group Holdings N.V. (a)	668,745
96,726	Helix Energy Solutions Group, Inc. (a)	589,061
30,774	Helmerich & Payne, Inc.	581,321
35,804	Innovex International, Inc. (a)	540,640
50,775	Liberty Energy, Inc.	583,913
19,187	Patterson-UTI Energy, Inc.	108,215
146,142	RPC, Inc.	691,252
101,425	Transocean Ltd. (a)	216,035
20,475	Valaris Ltd. (a) (b)	661,547
		4,640,729
	Entertainment — 0.1%
4,822	Sphere Entertainment Co. (a)	131,399
	Financial Services — 1.7%
8,744	EVERTEC, Inc.	296,772
22,296	NMI Holdings, Inc. (a)	806,446
3,768	Walker & Dunlop, Inc.	288,403
60,776	Western Union (The) Co.	602,290
		1,993,911
	Food Products — 2.0%
26,073	Fresh Del Monte Produce, Inc.	886,743
298	Seaboard Corp.	770,622
23,736	TreeHouse Foods, Inc. (a)	552,811
7,915	WK Kellogg Co. (b)	141,916
		2,352,092

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Gas Utilities — 1.0%
38,025	MDU Resources Group, Inc.	$651,748
11,075	Northwest Natural Holding Co.	477,333
		1,129,081
	Ground Transportation — 2.3%
11,388	ArcBest Corp.	666,426
34,487	Marten Transport Ltd.	442,813
20,708	Schneider National, Inc., Class B	445,015
30,631	Universal Logistics Holdings, Inc.	665,918
16,149	Werner Enterprises, Inc.	398,234
		2,618,406
	Health Care Equipment & Supplies — 0.3%
5,325	CONMED Corp.	261,511
7,174	Integra LifeSciences Holdings Corp. (a)	117,582
		379,093
	Health Care Providers & Services — 2.1%
74,150	AdaptHealth Corp. (a)	631,016
46,766	Ardent Health Partners, Inc. (a)	595,331
5,099	National HealthCare Corp.	481,805
38,505	Select Medical Holdings Corp.	702,331
		2,410,483
	Hotel & Resort REITs — 2.6%
62,261	Apple Hospitality REIT, Inc.	732,812
75,261	Park Hotels & Resorts, Inc.	748,094
63,476	Pebblebrook Hotel Trust	574,458
101,875	RLJ Lodging Trust	714,144
34,168	Sunstone Hotel Investors, Inc.	284,961
		3,054,469
	Hotels, Restaurants & Leisure — 1.7%
8,281	Cracker Barrel Old Country Store, Inc. (b)	353,599
130,696	Krispy Kreme, Inc. (b)	535,854
12,513	Marriott Vacations Worldwide Corp.	685,837
7,825	Papa John’s International, Inc.	270,197
9,672	Penn Entertainment, Inc. (a)	147,208
		1,992,695
	Household Durables — 3.9%
11,978	Century Communities, Inc.	653,280
11,026	Green Brick Partners, Inc. (a)	650,424
15,025	Helen of Troy Ltd. (a)	418,596
16,450	La-Z-Boy, Inc.	649,775
12,092	LGI Homes, Inc. (a)	660,344
Shares	Description	Value

	Household Durables (Continued)
7,039	M/I Homes, Inc. (a)	$750,921
25,180	Tri Pointe Homes, Inc. (a)	774,285
		4,557,625
	Household Products — 0.7%
9,825	Central Garden & Pet Co., Class A (a)	290,525
8,986	Spectrum Brands Holdings, Inc.	567,017
		857,542
	Industrial REITs — 1.0%
14,861	Innovative Industrial Properties, Inc.	807,101
37,170	LXP Industrial Trust	293,271
		1,100,372
	Insurance — 3.2%
8,160	Brighthouse Financial, Inc. (a)	475,075
12,698	Employers Holdings, Inc.	616,996
90,695	Genworth Financial, Inc. (a)	622,168
38,775	Hamilton Insurance Group Ltd., Class B (a)	717,338
3,691	Horace Mann Educators Corp.	153,324
11,503	Mercury General Corp.	637,496
2,000	Safety Insurance Group, Inc.	153,000
9,124	SiriusPoint Ltd. (a)	153,283
2,211	Stewart Information Services Corp.	144,776
		3,673,456
	Interactive Media & Services — 0.5%
21,388	Ziff Davis, Inc. (a)	631,588
	Leisure Products — 0.6%
11,558	Polaris, Inc.	392,509
9,714	YETI Holdings, Inc. (a)	277,335
		669,844
	Machinery — 2.8%
1,804	Alamo Group, Inc.	301,232
2,284	Albany International Corp., Class A	150,196
15,692	Greenbrier (The) Cos., Inc.	665,654
14,745	Helios Technologies, Inc.	401,949
17,943	Hillman Solutions Corp. (a)	125,421
22,216	Kennametal, Inc.	432,768
1,246	Lindsay Corp.	160,809
4,030	Tennant Co.	290,805
21,274	Terex Corp.	748,845
		3,277,679
	Media — 1.2%
2,421	Cable One, Inc.	647,060
44,116	TEGNA, Inc.	716,003
		1,363,063

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining — 2.4%
6,419	Alpha Metallurgical Resources, Inc. (a)	$778,946
7,806	Kaiser Aluminum Corp.	503,175
16,843	Warrior Met Coal, Inc.	805,432
25,385	Worthington Steel, Inc.	651,379
		2,738,932
	Mortgage REITs — 3.1%
16,480	Apollo Commercial Real Estate Finance, Inc.	154,417
54,724	Arbor Realty Trust, Inc. (b)	630,968
62,649	Chimera Investment Corp.	773,089
24,693	Dynex Capital, Inc.	304,465
56,357	Ladder Capital Corp.	588,367
62,675	MFA Financial, Inc.	615,468
43,892	PennyMac Mortgage Investment Trust	563,573
		3,630,347
	Multi-Utilities — 1.0%
11,301	Avista Corp.	468,652
11,112	Northwestern Energy Group, Inc.	647,052
		1,115,704
	Office REITs — 1.3%
17,855	Easterly Government Properties, Inc.	360,135
15,965	Highwoods Properties, Inc.	454,045
9,790	JBG SMITH Properties	136,864
87,249	Piedmont Office Realty Trust, Inc., Class A	515,642
		1,466,686
	Oil, Gas & Consumable Fuels — 3.8%
8,129	CVR Energy, Inc.	153,313
24,211	International Seaways, Inc.	822,206
352,536	Kosmos Energy Ltd. (a)	542,906
26,588	Northern Oil & Gas, Inc.	646,088
8,263	PBF Energy, Inc., Class A	141,958
59,321	Peabody Energy Corp.	732,021
66,155	Talos Energy, Inc. (a)	455,146
37,877	Vital Energy, Inc. (a)	537,096
16,683	World Kinect Corp.	418,577
		4,449,311
	Paper & Forest Products — 0.5%
9,587	Sylvamo Corp.	571,577
	Passenger Airlines — 0.1%
32,724	JetBlue Airways Corp. (a)	142,677
Shares	Description	Value

	Personal Care Products — 0.5%
20,603	Edgewell Personal Care Co.	$629,422
	Pharmaceuticals — 1.0%
22,180	Amphastar Pharmaceuticals, Inc. (a)	541,414
5,624	Perrigo Co. PLC	144,649
1,834	Prestige Consumer Healthcare, Inc. (a)	148,976
9,818	Supernus Pharmaceuticals, Inc. (a)	318,889
		1,153,928
	Professional Services — 2.0%
54,219	Alight, Inc., Class A	277,059
14,446	Concentrix Corp.	737,613
2,609	CSG Systems International, Inc.	156,879
5,570	ICF International, Inc.	473,227
4,739	Korn Ferry	292,397
5,555	ManpowerGroup, Inc.	239,254
8,184	NV5 Global, Inc. (a)	151,813
		2,328,242
	Real Estate Management & Development — 0.8%
38,023	Forestar Group, Inc. (a)	732,323
12,961	Newmark Group, Inc., Class A	142,441
		874,764
	Semiconductors & Semiconductor Equipment — 2.8%
13,774	ACM Research, Inc., Class A (a)	268,180
6,344	Alpha & Omega Semiconductor Ltd. (a)	119,458
12,946	Axcelis Technologies, Inc. (a)	634,095
10,961	Diodes, Inc. (a)	420,902
38,719	Photronics, Inc. (a)	707,396
7,424	Synaptics, Inc. (a)	413,220
22,100	Ultra Clean Holdings, Inc. (a)	413,381
16,012	Veeco Instruments, Inc. (a)	299,424
		3,276,056
	Software — 0.8%
11,929	Adeia, Inc.	146,846
7,017	Teradata Corp. (a)	150,865
36,025	Verint Systems, Inc. (a)	635,481
		933,192
	Specialized REITs — 0.5%
34,350	Safehold, Inc.	541,012
	Specialty Retail — 4.1%
14,098	Academy Sports & Outdoors, Inc.	531,213
69,174	American Eagle Outfitters, Inc.	728,402
12,348	Buckle (The), Inc.	429,217

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
45,605	Foot Locker, Inc. (a)	$559,573
89,013	Sally Beauty Holdings, Inc. (a)	724,566
2,718	Signet Jewelers Ltd.	161,177
11,288	Sonic Automotive, Inc., Class A	685,407
19,748	Upbound Group, Inc.	392,985
25,468	Victoria’s Secret & Co. (a)	478,799
		4,691,339
	Textiles, Apparel & Luxury Goods — 1.9%
15,723	Carter’s, Inc.	519,645
29,388	G-III Apparel Group Ltd. (a)	741,165
10,961	Oxford Industries, Inc.	532,705
17,762	Steven Madden Ltd.	373,002
		2,166,517
	Tobacco — 0.6%
11,474	Universal Corp.	668,590
	Trading Companies & Distributors — 0.9%
112,124	Custom Truck One Source, Inc. (a)	451,860
9,233	DNOW, Inc. (a)	146,528
4,394	GMS, Inc. (a)	321,904
13,738	MRC Global, Inc. (a)	160,048
		1,080,340
	Water Utilities — 0.7%
6,634	California Water Service Group	336,012
8,652	SJW Group	490,915
		826,927
	Total Common Stocks	115,726,053
	(Cost $129,013,493)
MONEY MARKET FUNDS — 0.2%
191,974	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (c)	191,974
	(Cost $191,974)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.0%
$1,209,005	BNP Paribas S.A., 4.36% (c), dated 04/30/25, due 05/01/25, with a maturity value of $1,209,151. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.00%, due 09/30/26 to 02/15/39. The value of the collateral including accrued interest is $1,233,185. (d)	$1,209,005
1,161,593	Citigroup, Inc., 4.36% (c), dated 04/30/25, due 05/01/25, with a maturity value of $1,161,734. Collateralized by U.S. Treasury Securities, interest rates of 4.00% to 4.25%, due 01/31/29 to 11/15/34. The value of the collateral including accrued interest is $1,184,825. (d)	1,161,593
	Total Repurchase Agreements	2,370,598
	(Cost $2,370,598)

	Total Investments — 102.0%	118,288,625
	(Cost $131,576,065)
	Net Other Assets and Liabilities — (2.0)%	(2,366,953)
	Net Assets — 100.0%	$115,921,672

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $2,272,610 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $2,370,598.

(c)	Rate shown reflects yield as of April 30, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 115,726,053	$ 115,726,053	$ —	$ —
Money Market Funds	191,974	191,974	—	—
Repurchase Agreements	2,370,598	—	2,370,598	—
Total Investments	$118,288,625	$115,918,027	$2,370,598	$—

*	See Portfolio of Investments for industry breakout.

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 0.8%
34,230	Cadre Holdings, Inc.	$997,805
47,043	Mercury Systems, Inc. (a)	2,352,150
		3,349,955
	Banks — 9.3%
51,883	Amalgamated Financial Corp.	1,461,025
142,852	Banc of California, Inc.	1,925,645
47,953	Bancorp (The), Inc. (a)	2,316,610
77,487	Byline Bancorp, Inc.	1,979,018
12,698	City Holding Co.	1,471,317
28,027	Coastal Financial Corp. (a)	2,302,418
67,569	Columbia Financial, Inc. (a)	910,154
35,651	Community Financial System, Inc.	1,946,188
54,904	CVB Financial Corp.	1,017,920
37,720	Enterprise Financial Services Corp.	1,962,194
52,064	First Interstate BancSystem, Inc., Class A	1,363,817
39,777	German American Bancorp, Inc.	1,507,946
17,051	Lakeland Financial Corp.	949,229
26,483	National Bank Holdings Corp., Class A	957,625
47,252	NBT Bancorp, Inc.	2,000,650
23,254	Nicolet Bankshares, Inc.	2,716,300
9,852	Park National Corp.	1,478,785
34,734	Pathward Financial, Inc.	2,756,838
20,914	QCR Holdings, Inc.	1,358,364
31,762	Republic Bancorp, Inc., Class A	2,155,052
29,352	Stock Yards Bancorp, Inc.	2,136,532
		36,673,627
	Beverages — 0.5%
2,082	Boston Beer (The) Co., Inc., Class A (a)	511,756
48,667	Vita Coco (The) Co., Inc. (a)	1,608,444
		2,120,200
	Biotechnology — 10.3%
122,040	ACADIA Pharmaceuticals, Inc. (a)	1,781,784
127,714	ADMA Biologics, Inc. (a)	3,039,593
16,970	Agios Pharmaceuticals, Inc. (a)	503,839
60,933	Amicus Therapeutics, Inc. (a)	467,965
22,735	Apellis Pharmaceuticals, Inc. (a)	436,739
162,011	Arcutis Biotherapeutics, Inc. (a)	2,415,584
206,423	Ardelyx, Inc. (a)	1,136,359
161,134	ARS Pharmaceuticals, Inc. (a) (b)	2,251,042
337,846	BioCryst Pharmaceuticals, Inc. (a)	2,989,937
57,101	CareDx, Inc. (a)	963,865
Shares	Description	Value

	Biotechnology (Continued)
104,489	Catalyst Pharmaceuticals, Inc. (a)	$2,538,038
336,724	ImmunityBio, Inc. (a) (b)	845,177
201,499	MannKind Corp. (a)	1,015,555
196,266	MiMedx Group, Inc. (a)	1,350,310
56,245	Mirum Pharmaceuticals, Inc. (a)	2,443,845
72,869	Newamsterdam Pharma Co. N.V. (a) (b)	1,393,984
77,569	Novavax, Inc. (a) (b)	517,385
52,396	Protagonist Therapeutics, Inc. (a)	2,400,785
39,778	PTC Therapeutics, Inc. (a)	1,982,536
38,269	Rhythm Pharmaceuticals, Inc. (a)	2,494,756
45,934	SpringWorks Therapeutics, Inc. (a)	2,126,744
113,118	Travere Therapeutics, Inc. (a)	2,353,986
25,816	Twist Bioscience Corp. (a)	989,269
34,183	Veracyte, Inc. (a)	1,042,582
22,715	Vericel Corp. (a)	863,624
		40,345,283
	Building Products — 1.3%
17,840	AZZ, Inc.	1,547,798
28,351	Griffon Corp.	1,930,987
20,847	Tecnoglass, Inc.	1,485,766
		4,964,551
	Capital Markets — 2.0%
276,319	BGC Group, Inc., Class A	2,503,450
81,066	Perella Weinberg Partners	1,391,903
66,470	Virtu Financial, Inc., Class A	2,602,301
167,222	WisdomTree, Inc.	1,454,831
		7,952,485
	Chemicals — 0.8%
14,082	Hawkins, Inc.	1,714,906
148,125	Perimeter Solutions, Inc. (a)	1,500,506
		3,215,412
	Commercial Services & Supplies — 2.8%
21,117	Brady Corp., Class A	1,484,314
118,265	Driven Brands Holdings, Inc. (a)	1,953,738
105,138	OPENLANE, Inc. (a)	1,946,104
279,983	Pitney Bowes, Inc.	2,430,253
28,639	Pursuit Attractions and Hospitality, Inc. (a)	838,836
21,118	VSE Corp.	2,418,433
		11,071,678
	Communications Equipment — 0.8%
32,392	Applied Optoelectronics, Inc. (a)	414,293
381,747	CommScope Holding Co., Inc. (a)	1,427,734

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Communications Equipment (Continued)
36,419	Digi International, Inc. (a)	$990,597
37,582	Extreme Networks, Inc. (a)	494,579
		3,327,203
	Construction & Engineering — 2.5%
19,317	Argan, Inc.	2,958,012
28,204	Construction Partners, Inc., Class A (a)	2,316,677
26,885	Granite Construction, Inc.	2,185,482
109,312	Tutor Perini Corp. (a)	2,345,835
		9,806,006
	Construction Materials — 0.1%
5,626	United States Lime & Minerals, Inc.	526,087
	Consumer Finance — 1.5%
30,655	Dave, Inc. (a)	2,906,707
14,504	Encore Capital Group, Inc. (a)	498,938
26,241	Enova International, Inc. (a)	2,408,661
		5,814,306
	Consumer Staples Distribution & Retail — 0.7%
46,527	Chefs’ Warehouse (The), Inc. (a)	2,650,643
	Diversified Consumer Services — 2.7%
123,904	Laureate Education, Inc. (a)	2,486,753
256,918	Mister Car Wash, Inc. (a)	1,762,458
120,731	OneSpaWorld Holdings Ltd.	2,016,208
261,220	Udemy, Inc. (a)	1,794,581
98,670	Universal Technical Institute, Inc. (a)	2,768,680
		10,828,680
	Diversified REITs — 0.6%
315,154	Global Net Lease, Inc.	2,379,413
	Diversified Telecommunication Services — 0.4%
8,110	Cogent Communications Holdings, Inc.	440,778
54,598	Iridium Communications, Inc.	1,317,450
		1,758,228
	Electric Utilities — 0.4%
16,047	MGE Energy, Inc.	1,450,970
	Electrical Equipment — 1.2%
67,740	Enovix Corp. (a) (b)	453,858
268,132	Eos Energy Enterprises, Inc. (a) (b)	1,399,649
Shares	Description	Value

	Electrical Equipment (Continued)
71,578	NuScale Power Corp. (a) (b)	$1,186,048
8,757	Powell Industries, Inc.	1,603,494
		4,643,049
	Electronic Equipment, Instruments & Components — 1.9%
50,376	Arlo Technologies, Inc. (a)	495,196
11,966	CTS Corp.	455,665
102,871	Mirion Technologies, Inc. (a)	1,623,304
13,038	OSI Systems, Inc. (a)	2,669,400
16,524	PAR Technology Corp. (a)	965,002
11,641	Plexus Corp. (a)	1,425,208
		7,633,775
	Energy Equipment & Services — 0.8%
56,813	Atlas Energy Solutions, Inc. (b)	768,680
68,392	Oceaneering International, Inc. (a)	1,213,958
96,527	Select Water Solutions, Inc.	822,410
11,763	Tidewater, Inc. (a)	425,703
		3,230,751
	Entertainment — 1.1%
37,281	Atlanta Braves Holdings, Inc., Class C (a)	1,486,021
59,929	Cinemark Holdings, Inc. (b)	1,792,476
30,957	Madison Square Garden Entertainment Corp. (a)	1,004,245
		4,282,742
	Financial Services — 2.7%
119,520	AvidXchange Holdings, Inc. (a)	971,698
10,810	Federal Agricultural Mortgage Corp., Class C	1,895,317
34,662	HA Sustainable Infrastructure Capital, Inc.	865,857
56,544	NCR Atleos Corp. (a)	1,578,708
204,052	Payoneer Global, Inc. (a)	1,434,485
72,625	Sezzle, Inc. (a) (b)	3,772,869
		10,518,934
	Food Products — 1.3%
3,775	J & J Snack Foods Corp.	489,202
43,248	Simply Good Foods (The) Co. (a)	1,561,685
47,383	Tootsie Roll Industries, Inc.	1,516,256
48,954	Vital Farms, Inc. (a)	1,676,185
		5,243,328
	Gas Utilities — 0.5%
15,783	Chesapeake Utilities Corp.	2,078,148

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Ground Transportation — 1.2%
13,354	Avis Budget Group, Inc. (a) (b)	$1,236,981
514,487	Hertz Global Holdings, Inc. (a) (b)	3,508,801
		4,745,782
	Health Care Equipment & Supplies — 3.7%
249,886	Alphatec Holdings, Inc. (a)	2,743,748
60,685	Artivion, Inc. (a)	1,437,628
62,835	AtriCure, Inc. (a)	1,879,395
39,037	Enovis Corp. (a)	1,350,290
7,824	Haemonetics Corp. (a)	493,068
19,364	iRhythm Technologies, Inc. (a)	2,069,818
12,080	LeMaitre Vascular, Inc.	1,096,139
83,705	Novocure Ltd. (a)	1,518,409
15,064	TransMedics Group, Inc. (a)	1,386,039
2,465	UFP Technologies, Inc. (a)	514,051
		14,488,585
	Health Care Providers & Services — 3.0%
5,028	Addus HomeCare Corp. (a)	525,677
136,082	Alignment Healthcare, Inc. (a)	2,411,373
705,806	Clover Health Investments Corp. (a)	2,399,741
28,611	GeneDx Holdings Corp. (a)	1,912,645
304,366	LifeStance Health Group, Inc. (a)	1,999,685
112,866	Privia Health Group, Inc. (a)	2,650,094
		11,899,215
	Health Care REITs — 1.0%
28,591	LTC Properties, Inc.	1,025,559
13,722	National Health Investors, Inc.	1,038,344
75,892	Sila Realty Trust, Inc.	1,954,978
		4,018,881
	Health Care Technology — 0.7%
79,307	Phreesia, Inc. (a)	1,979,503
25,187	Schrodinger, Inc. (a)	645,543
		2,625,046
	Hotel & Resort REITs — 0.4%
131,288	DiamondRock Hospitality Co.	963,654
42,280	Xenia Hotels & Resorts, Inc.	451,550
		1,415,204
	Hotels, Restaurants & Leisure — 3.3%
52,073	Cheesecake Factory (The), Inc. (b)	2,622,917
89,587	First Watch Restaurant Group, Inc. (a)	1,582,106
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
19,185	Monarch Casino & Resort, Inc.	$1,500,075
139,144	Rush Street Interactive, Inc. (a)	1,687,817
360,689	Sabre Corp. (a)	854,833
19,872	Sweetgreen, Inc., Class A (a)	387,107
43,791	Travel + Leisure Co.	1,923,739
32,811	United Parks & Resorts, Inc. (a)	1,432,200
69,278	Wendy’s (The) Co.	865,975
		12,856,769
	Household Products — 0.2%
4,154	WD-40 Co.	948,607
	Independent Power and Renewable Electricity Producers — 0.5%
66,966	Clearway Energy, Inc., Class C	1,964,782
	Insurance — 4.6%
45,358	Baldwin Insurance Group (The), Inc. (a)	1,887,800
21,463	Goosehead Insurance, Inc., Class A	2,086,418
16,980	HCI Group, Inc.	2,484,174
80,618	Lemonade, Inc. (a) (b)	2,355,658
154,621	Oscar Health, Inc., Class A (a)	2,011,619
18,485	Palomar Holdings, Inc. (a)	2,680,695
47,880	Skyward Specialty Insurance Group, Inc. (a)	2,541,949
54,389	Trupanion, Inc. (a)	1,990,638
		18,038,951
	Interactive Media & Services — 1.4%
34,794	Cargurus, Inc. (a)	972,840
113,626	QuinStreet, Inc. (a)	1,990,728
70,326	Rumble, Inc. (a) (b)	542,917
54,742	Yelp, Inc. (a)	1,920,349
		5,426,834
	IT Services — 0.5%
30,354	DigitalOcean Holdings, Inc. (a)	937,939
64,763	Grid Dynamics Holdings, Inc. (a)	917,044
		1,854,983
	Leisure Products — 0.6%
320,740	Peloton Interactive, Inc., Class A (a)	2,209,899
	Life Sciences Tools & Services — 0.8%
341,028	Adaptive Biotechnologies Corp. (a)	2,509,966
21,769	BioLife Solutions, Inc. (a)	524,851

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Life Sciences Tools & Services (Continued)
1,080	OmniAb, Inc. - 12.5 Earnout Shares (a) (c) (d) (e) (f)	$0
1,080	OmniAb, Inc. - 15 Earnout Shares (a) (c) (d) (e) (f)	0
		3,034,817
	Machinery — 3.4%
40,610	Atmus Filtration Technologies, Inc.	1,407,949
31,310	Blue Bird Corp. (a)	1,091,780
45,187	Enerpac Tool Group Corp.	1,824,199
15,924	ESCO Technologies, Inc.	2,491,310
99,680	Mueller Water Products, Inc., Class A	2,615,603
80,185	REV Group, Inc.	2,622,049
3,081	Standex International Corp.	435,715
36,120	Trinity Industries, Inc.	906,612
		13,395,217
	Media — 0.7%
762,059	Altice USA, Inc., Class A (a)	1,889,906
61,687	Integral Ad Science Holding Corp. (a)	436,127
43,577	Magnite, Inc. (a)	518,131
		2,844,164
	Metals & Mining — 1.0%
342,411	Coeur Mining, Inc. (a)	1,900,381
364,582	Hecla Mining Co.	2,085,409
		3,985,790
	Mortgage REITs — 1.1%
152,871	Ellington Financial, Inc. (b)	1,991,909
189,659	Two Harbors Investment Corp.	2,251,252
		4,243,161
	Office REITs — 0.2%
18,233	COPT Defense Properties	476,064
31,075	Douglas Emmett, Inc.	429,767
		905,831
	Oil, Gas & Consumable Fuels — 1.9%
40,730	Centrus Energy Corp., Class A (a) (b)	2,822,182
90,172	Crescent Energy Co., Class A	746,624
8,100	Gulfport Energy Corp. (a)	1,397,250
39,027	Kinetik Holdings, Inc.	1,613,376
51,009	Sitio Royalties Corp., Class A	865,113
		7,444,545
Shares	Description	Value

	Passenger Airlines — 0.2%
9,627	Allegiant Travel Co. (b)	$451,795
114,563	Frontier Group Holdings, Inc. (a) (b)	341,398
		793,193
	Pharmaceuticals — 3.4%
302,368	Amneal Pharmaceuticals, Inc. (a)	2,316,139
37,846	ANI Pharmaceuticals, Inc. (a)	2,680,254
44,942	Harmony Biosciences Holdings, Inc. (a)	1,324,441
56,076	Harrow, Inc. (a)	1,389,002
19,280	Ligand Pharmaceuticals, Inc. (a)	2,118,101
68,714	Liquidia Corp. (a)	959,934
49,326	Tarsus Pharmaceuticals, Inc. (a)	2,560,513
		13,348,384
	Professional Services — 3.3%
61,575	Barrett Business Services, Inc.	2,497,482
11,704	CRA International, Inc.	1,898,389
17,664	Huron Consulting Group, Inc. (a)	2,380,931
70,581	Innodata, Inc. (a)	2,669,373
441,308	Planet Labs PBC (a)	1,451,903
155,332	Upwork, Inc. (a)	2,042,616
		12,940,694
	Real Estate Management & Development — 0.7%
27,363	Howard Hughes Holdings, Inc. (a)	1,820,460
57,282	Kennedy-Wilson Holdings, Inc.	366,605
10,590	St. Joe (The) Co.	448,169
		2,635,234
	Residential REITs — 1.2%
169,502	Apartment Investment and Management Co., Class A	1,340,761
85,725	Elme Communities	1,334,738
54,199	UMH Properties, Inc.	957,696
59,902	Veris Residential, Inc.	929,679
		4,562,874
	Retail REITs — 1.4%
23,733	Acadia Realty Trust	453,300
47,839	Getty Realty Corp.	1,339,014
34,509	InvenTrust Properties Corp.	961,421
63,946	NETSTREIT Corp.	1,040,401
44,144	Tanger, Inc.	1,390,977
26,169	Urban Edge Properties	472,874
		5,657,987
	Semiconductors & Semiconductor Equipment — 0.3%
9,879	Ambarella, Inc. (a)	474,093
62,779	Rigetti Computing, Inc. (a) (b)	556,850
		1,030,943

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software — 5.4%
91,287	A10 Networks, Inc.	$1,504,410
18,213	Alarm.com Holdings, Inc. (a)	976,217
18,942	Alkami Technology, Inc. (a)	505,562
99,464	Amplitude, Inc., Class A (a)	914,074
17,258	Appian Corp., Class A (a)	535,861
34,126	Asana, Inc., Class A (a)	550,794
140,379	AvePoint, Inc. (a)	2,295,197
8,013	Blackbaud, Inc. (a)	485,107
57,570	Clear Secure, Inc., Class A	1,420,828
139,991	Core Scientific, Inc. (a)	1,133,927
18,313	Five9, Inc. (a)	460,389
40,923	Jamf Holding Corp. (a)	473,479
16,431	Klaviyo, Inc., Class A (a)	500,160
57,063	LiveRamp Holdings, Inc. (a)	1,492,768
26,832	MeridianLink, Inc. (a)	453,729
166,563	NextNav, Inc. (a)	2,068,712
81,643	PagerDuty, Inc. (a)	1,266,283
9,653	Progress Software Corp.	578,794
26,127	PROS Holdings, Inc. (a)	446,249
62,150	Quantum Computing, Inc. (a) (b)	418,891
20,082	RingCentral, Inc., Class A (a)	512,091
178,637	Sprinklr, Inc., Class A (a)	1,373,718
14,204	Vertex, Inc., Class A (a)	568,586
44,834	Weave Communications, Inc. (a)	475,240
		21,411,066
	Specialized REITs — 1.2%
28,353	EPR Properties	1,403,190
35,315	Four Corners Property Trust, Inc.	987,054
12,619	National Storage Affiliates Trust	469,427
62,797	Outfront Media, Inc.	950,119
201,099	Uniti Group, Inc.	989,407
		4,799,197
	Specialty Retail — 0.5%
23,136	Revolve Group, Inc. (a)	459,944
81,824	Warby Parker, Inc., Class A (a)	1,350,914
		1,810,858
	Technology Hardware, Storage & Peripherals — 0.3%
93,242	CompoSecure, Inc., Class A (b)	1,024,730
	Textiles, Apparel & Luxury Goods — 0.1%
35,745	Wolverine World Wide, Inc.	466,472
	Tobacco — 0.7%
42,629	Turning Point Brands, Inc.	2,616,568
	Trading Companies & Distributors — 2.4%
36,198	Distribution Solutions Group, Inc. (a)	942,596
30,804	DXP Enterprises, Inc. (a)	2,724,922
Shares	Description	Value

	Trading Companies & Distributors (Continued)
13,390	McGrath RentCorp	$1,428,311
16,040	Willis Lease Finance Corp.	2,481,709
81,343	Xometry, Inc., Class A (a)	2,085,634
		9,663,172
	Water Utilities — 0.3%
12,882	American States Water Co.	1,044,859
	Wireless Telecommunication Services — 1.3%
65,407	Telephone and Data Systems, Inc.	2,452,109
36,643	United States Cellular Corp. (a)	2,515,908
		4,968,017
	Total Common Stocks	392,986,765
	(Cost $363,094,191)
MONEY MARKET FUNDS — 0.1%
424,068	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (g)	424,068
	(Cost $424,068)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 5.2%
$7,340,539	Citigroup, Inc., 4.36% (g), dated 04/30/25, due 05/01/25, with a maturity value of $7,341,428. Collateralized by U.S. Treasury Securities, interest rates of 4.00% to 4.25%, due 01/31/29 to 11/15/34. The value of the collateral including accrued interest is $7,487,350. (h)	7,340,539

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$10,380,949	JPMorgan Chase & Co., 4.37% (g), dated 04/30/25, due 05/01/25, with a maturity value of $10,382,209. Collateralized by U.S. Treasury Securities, interest rates of 3.75% to 3.88%, due 04/30/30 to 05/31/30. The value of the collateral including accrued interest is $10,588,568. (h)	$10,380,949
2,633,315	RBC Dominion Securities, Inc., 4.36% (g), dated 04/30/25, due 05/01/25, with a maturity value of $2,633,634. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.25%, due 04/15/26 to 08/15/46. The value of the collateral including accrued interest is $2,685,981. (h)	2,633,315
	Total Repurchase Agreements	20,354,803
	(Cost $20,354,803)

	Total Investments — 105.2%	413,765,636
	(Cost $383,873,062)
	Net Other Assets and Liabilities — (5.2)%	(20,465,449)
	Net Assets — 100.0%	$393,300,187

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $19,377,560 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $20,354,803.

(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)	Restricted security as to resale, excluding Rule 144A securities (see Restricted Securities table).
(e)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At April 30, 2025, securities noted
as such are valued at $0 or 0.0% of net assets.

(f)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(g)	Rate shown reflects yield as of April 30, 2025.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$ 3,034,817	$ 3,034,817	$ —	$ —**
Other Industry Categories*	389,951,948	389,951,948	—	—
Money Market Funds	424,068	424,068	—	—
Repurchase Agreements	20,354,803	—	20,354,803	—
Total Investments	$413,765,636	$393,410,833	$20,354,803	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Restricted Securities
As of April 30, 2025, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	1,080	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	1,080	0.00	0	0	0.00
				$0	$0	0.00%

First Trust Exchange-Traded AlphaDEX® Fund
Additional Information
April 30, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, Nasdaq AlphaDEX Large Cap CoreTM Index, Nasdaq AlphaDEX Mid Cap CoreTM Index, Nasdaq AlphaDEX Small Cap CoreTM Index, Nasdaq AlphaDEX Large Cap ValueTM Index, Nasdaq AlphaDEX Large Cap GrowthTM Index, Nasdaq AlphaDEX Multi Cap ValueTM Index, Nasdaq AlphaDEX Multi Cap GrowthTM Index, Nasdaq AlphaDEX Mid Cap ValueTM Index, Nasdaq AlphaDEX Mid Cap GrowthTM Index, Nasdaq AlphaDEX Small Cap ValueTM Index and Nasdaq AlphaDEX Small Cap GrowthTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Nasdaq Indexes. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.